AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 21, 2014

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 373 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 374 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on December 1, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [ ] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on [ ] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment No. 373 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to add the audited financial statements and certain related financial information for the fiscal period ended July 31, 2014, for the Wells Fargo Advantage Large Cap Stock Funds, and to make certain other non-material changes to the Registration Statement.

WELLS FARGO FUNDS TRUST
PART A
WELLS FARGO ADVANTAGE LAREGE CAP STOCK FUNDS
PROSPECTUS

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Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Classes A, B, C

Capital Growth Fund	Large Cap Growth Fund
Class A - WFCGX, Class C - WFCCX	Class A - STAFX, Class C - STOFX
Disciplined U.S. Core Fund	Large Company Value Fund
Class A - EVSAX, Class C - EVSTX	Class A - WLCAX, Class C -WFLVX
Endeavor Select Fund	Omega Growth Fund
Class A - STAEX, Class B - WECBX, Class C - WECCX	Class A - EKOAX, Class B - EKOBX, Class C - EKOCX
Growth Fund	Premier Large Company Growth Fund
(The Fund is closed to most new investors)	Class A - EKJAX, Class B - EKJBX, Class C - EKJCX
Class A - SGRAX, Class C - WGFCX
Intrinsic Value Fund
Class A - EIVAX, Class B - EIVBX, Class C - EIVCX
Large Cap Core Fund
Class A - EGOAX, Class C - EGOCX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Capital Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.61%	0.61%
Total Annual Fund Operating Expenses	1.26%	2.01%
Fee Waivers	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.11%	1.86%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$682	$289	$189
3 Years	$938	$616	$616
5 Years	$1,213	$1,069	$1,069
10 Years	$1,998	$2,326	$2,326

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+18.52%
Lowest Quarter: 4th Quarter 2008	-26.64%
Year-to-date total return as of 9/30/2014 is +3.37%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/2007	29.85%	17.46%	6.79%
Class A (after taxes on distributions)	7/31/2007	26.64%	16.81%	6.19%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	19.16%	14.15%	5.40%
Class C (before taxes)	7/31/2007	35.79%	17.97%	6.70%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2004 Michael T. Smith, CFA, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.63%	0.63%
Total Annual Fund Operating Expenses	0.93%	1.68%
Fee Waivers	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.92%	1.67%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$663	$270	$170
3 Years	$853	$529	$529
5 Years	$1,059	$912	$912
10 Years	$1,651	$1,986	$1,986

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October, 31, 2014 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our fundamental research identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A shares as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+14.89%
Lowest Quarter: 4th Quarter 2008	-20.75%
Year-to-date total return as of 9/30/2014 is +9.69%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/1990	25.75%	15.62%	7.09%
Class A (after taxes on distributions)	2/28/1990	20.42%	13.93%	5.93%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/1990	17.07%	12.55%	5.75%
Class C (before taxes)	6/30/1999	31.37%	16.09%	6.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Greg Golden, CFA, Portfolio Manager / 2011

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.64%	0.64%	0.64%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.25%	2.00%	2.00%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$695	$703	$303	$203	$203
3 Years	$949	$927	$627	$627	$627
5 Years	$1,222	$1,278	$1,078	$1,078	$1,078
10 Years	$1,999	$2,043	$2,327	$2,043	$2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+18.59%
Lowest Quarter: 4th Quarter 2008	-26.91%
Year-to-date total return as of 9/30/2014 is 2.29%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/29/2000	26.01%	17.12%	6.72%
Class A (after taxes on distributions)	12/29/2000	24.60%	16.86%	6.36%
Class A (after taxes on distributions and the sale of Fund Shares)	12/29/2000	15.81%	13.89%	5.42%
Class B (before taxes)	12/29/2000	27.85%	17.43%	6.77%
Class C (before taxes)	12/29/2000	31.85%	17.64%	6.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager/2000 Michael T. Smith, CFA, Portfolio Manager/2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
(Class B shares are generally closed to new investment) Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.61%	0.61%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.18%	1.93%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.18%	1.93%
1.	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A and 1.96% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$688	$296	$196
3 Years	$928	$606	$606
5 Years	$1,187	$1,042	$1,042
10 Years	$1,924	$2,254	$2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+19.37%
Lowest Quarter: 4th Quarter 2008	-22.95%
Year-to-date total return as of 9/30/2014 is -0.98%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/24/2000	25.47%	24.09%	11.48%
Class A (after taxes on distributions)	2/24/2000	24.37%	23.82%	11.36%
Class A (after taxes on distributions and the sale of Fund Shares)	2/24/2000	15.15%	19.90%	9.58%
Class C (before taxes)	12/26/2002	31.13%	24.64%	11.33%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2002 Bruce C. Olson, CFA, Portfolio Manager / 2005 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.63%	0.63%	0.63%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.97%
Fee Waivers	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.16%	1.91%	1.91%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$686	$694	$294	$194	$194
3 Years	$934	$913	$613	$613	$613
5 Years	$1,201	$1,257	$1,057	$1,057	$1,057
10 Years	$1,962	$2,006	$2,291	$2,006	$2,291

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+18.28%
Lowest Quarter: 4th Quarter 2008	-20.37%
Year-to-date total return as of 9/30/2014 is +5.54%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
Class A (before taxes)	8/1/2006	22.21%	16.95%	7.31%
Class A (after taxes on distributions)	8/1/2006	21.03%	15.97%	6.51%
Class A (after taxes on distributions and the sale of Fund Shares)	8/1/2006	13.45%	13.88%	5.85%
Class B (before taxes)	8/1/2006	23.67%	17.22%	7.42%
Class C (before taxes)	8/1/2006	27.67%	17.42%	7.37%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	5.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Jeffrey Peck, Portfolio Manager / 2006 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013 Miguel E. Giaconi, CFA Portfolio Manager / 2013

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
(Class B shares are generally closed to new investment) Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.29%	2.04%
Fee Waivers	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.14%	1.89%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$685	$292	$192
3 Years	$947	$625	$625
5 Years	$1,228	$1,084	$1,084
10 Years	$2,030	$2,357	$2,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+15.12%
Lowest Quarter: 4th Quarter 2008	-19.71%
Year-to-date total return as of 9/30/2014 is 9.40%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Class A (before taxes)	12/17/2007	30.92%	15.15%	4.82%
Class A (after taxes on distributions)	12/17/2007	30.72%	15.00%	4.68%
Class A (after taxes on distributions and the sale of Fund Shares)	12/17/2007	17.66%	12.24%	3.77%
Class C (before taxes)	12/17/2007	36.93%	15.64%	5.10%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.63%	0.63%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.22%	1.97%
Fee Waivers	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.07%	1.82%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$678	$285	$185
3 Years	$926	$604	$604
5 Years	$1,193	$1,049	$1,049
10 Years	$1,955	$2,284	$2,284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+17.94%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2014 is +4.21%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/30/2010	26.63%	18.54%	7.49%
Class A (after taxes on distributions)	7/30/2010	25.63%	18.35%	7.40%
Class A (after taxes on distributions and the sale of Fund Shares)	7/30/2010	15.75%	15.10%	6.09%
Class C (before taxes)	7/30/2010	32.38%	19.09%	7.37%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.63%	0.63%
Total Annual Fund Operating Expenses	1.28%	2.03%
Fee Waivers	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.10%	1.85%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$681	$288	$188
3 Years	$941	$619	$619
5 Years	$1,221	$1,077	$1,077
10 Years	$2,016	$2,344	$2,344

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+17.51%
Lowest Quarter: 4th Quarter 2008	-21.64%
Year-to-date total return as of 9/30/2014 is +4.61%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	26.76%	13.89%	6.67%
Class A (after taxes on distributions)	3/31/2008	23.78%	13.13%	5.66%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	17.48%	11.10%	5.41%
Class C (before taxes)	3/31/2008	32.48%	14.39%	6.57%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.72%	0.72%	0.72%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%
Fee Waivers	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.30%	2.05%	2.05%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$700	$708	$308	$208	$208
3 Years	$967	$947	$647	$647	$647
5 Years	$1,255	$1,312	$1,112	$1,112	$1,112
10 Years	$2,072	$2,116	$2,398	$2,116	$2,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+19.27%
Lowest Quarter: 4th Quarter 2008	-19.41%
Year-to-date total return as of 9/30/2014 is +0.46%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/29/1968	30.87%	20.25%	8.86%
Class A (after taxes on distributions)	4/29/1968	27.10%	19.40%	8.47%
Class A (after taxes on distributions and the sale of Fund Shares)	4/29/1968	19.59%	16.48%	7.23%
Class B (before taxes)	8/2/1993	32.80%	20.58%	8.95%
Class C (before taxes)	8/2/1993	36.84%	20.76%	8.71%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2010 Michael T. Smith, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
(Class B shares are generally closed to new investment) Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.59%	0.59%	0.59%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%
Fee Waivers	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.12%	1.87%	1.87%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$683	$690	$290	$190	$190
3 Years	$921	$898	$598	$598	$598
5 Years	$1,177	$1,232	$1,032	$1,032	$1,032
10 Years	$1,910	$1,953	$2,239	$1,953	$2,239

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+18.49%
Lowest Quarter: 4th Quarter 2008	-18.80%
Year-to-date total return as of 9/30/2014 is +3.49%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	25.37%	19.19%	8.55%
Class A (after taxes on distributions)	1/20/1998	25.37%	19.07%	8.48%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	14.36%	15.69%	7.01%
Class B (before taxes)	9/11/1935	26.95%	19.53%	8.64%
Class C (before taxes)	1/22/1998	31.05%	19.72%	8.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2010 Bruce C. Olson, CFA, Portfolio Manager / 2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
(Class B shares are generally closed to new investment) Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Disciplined U.S. Core Fund, the Large Cap Core Fund, the Large Cap Growth Fund, the Large Company Value Fund, and the Premier Large Company Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Capital Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	11/3/1997
Class A	Ticker: WFCGX	Fund Number: 3320
Class C	Ticker: WFCCX	Fund Number: 3532

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined U.S. Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Greg Golden, CFA
Fund Inception:	2/28/1990
Class A	Ticker: EVSAX	Fund Number: 616
Class C	Ticker: EVSTX	Fund Number: 4505

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October, 31, 2014 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our fundamental research identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Futures Contracts Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Endeavor Select Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	12/29/2000
Class A	Ticker: STAEX	Fund Number: 3310
Class B	Ticker: WECBX	Fund Number: 3413
Class C	Ticker: WECCX	Fund Number: 3519

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/31/1993
Class A	Ticker: SGRAX	Fund Number: 3009
Class C	Ticker: WGFCX	Fund Number: 3510

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Miguel E. Giaconi, CFA; Jean-Baptiste Nadal, CFA; Jeffrey Peck
Fund Inception:	8/1/2006
Class A	Ticker: EIVAX	Fund Number: 4302
Class B	Ticker: EIVBX	Fund Number: 4409
Class C	Ticker: EIVCX	Fund Number: 417

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Jeff C. Moser, CFA
Fund Inception:	12/17/2007
Class A	Ticker: EGOAX	Fund Number: 4314
Class C	Ticker: EGOCX	Fund Number: 4519

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/30/1981
Class A	Ticker: STAFX	Fund Number: 3354
Class C	Ticker: STOFX	Fund Number: 3549

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Company Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Phocas Financial Corporation
Portfolio Managers	Stephen L. Block, CFA; William F.K. Schaff, CFA
Fund Inception:	7/1/1993
Class A	Ticker: WLCAX	Fund Number: 3325
Class C	Ticker: WFLVX	Fund Number: 3536

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	4/29/1968
Class A	Ticker: EKOAX	Fund Number: 4303
Class B	Ticker: EKOBX	Fund Number: 319
Class C	Ticker: EKOCX	Fund Number: 419

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	9/11/1935
Class A	Ticker: EKJAX	Fund Number: 4325
Class B	Ticker: EKJBX	Fund Number: 4404
Class C	Ticker: EKJCX	Fund Number: 948

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk
 The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of the adviser's derivative strategies will be affected by its ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the adviser believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk
 Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk
 A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk
 Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Capital Growth Fund	0.48%
Disciplined U.S. Core Fund	0.29%
Endeavor Select Fund	0.62%
Growth Fund	0.59%
Intrinsic Value Fund	0.55%
Large Cap Core Fund	0.50%
Large Cap Growth Fund	0.49%
Large Company Value Fund	0.46%
Omega Growth Fund	0.69%
Premier Large Company Growth Fund	0.54%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC ("Golden Capital"), a registered investment adviser located at 5 Resource Square, Suite 400, 10715 David Taylor Drive, Charlotte, NC 28262, serves as a sub-adviser and provides portfolio management services to one or more Funds. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital provides domestic and international equity portfolios to individual investors and institutions of all sizes.

Wells Fargo Bank, N.A. ("Wells Fargo Bank"), an affiliate of Funds Management, a wholly owned subsidiary of Wells Fargo & Company, owns a 65% majority stake interest in Golden Capital. Per agreement, another affiliate of Funds Management has the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become indirectly wholly owned by Wells Fargo & Company. If and to the extent exemptive relief or guidance is available from the SEC or its staff, shareholder approval would not be sought for these subsequent transactions. For additional information about Wells Fargo Bank's ownership interest in Golden Capital, please see the section entitled "Sub-Advisers" in the Statement of Additional Information.

Greg Golden, CFA Disciplined U.S. Core Fund	Mr. Golden co-founded Golden Capital in 1999, where he currently serves as the President, Chief Executive Officer and portfolio manager.
Jeff C. Moser, CFA Large Cap Core Fund	Mr. Moser co-founded Golden Capital in 1999, where he currently serves as the Chief Operating Officer and portfolio manager.

Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, serves as the sub-adviser and provides portfolio management services to one or more Funds. MWCM, an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Miguel E. Giaconi, CFA Intrinsic Value Fund	Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research with the Intrinsic Value team.
Jean-Baptiste Nadal, CFA Intrinsic Value Fund

Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Lead Portfolio Manager for the Intrinsic Value team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Jeffrey Peck Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as Managing Director and Lead Portfolio Manager with the Intrinsic Value team.

Phocas Financial Corporation ("Phocas Financial"), a registered investment adviser, is located at 980 Atlantic Avenue, Suite 106, Alameda, CA 94501,serves as the sub-adviser and provides portfolio management services to one or more Funds.  Phocas provides investment advisory services to state and municipal pensions funds, corporate retirement plans, trusts and individual investors.

Stephen L. Block, CFA Large Company Value Fund	Mr. Block joined Phocas Financial in 2006, where he currently serves as a Portfolio Manager.
William F.K. Schaff, CFA Large Company Value Fund	Mr. Schaff founded Phocas Financial in 2005, where he currently serves as a Chief Executive Officer and Portfolio Manager.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class B1	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	5% and declines until it reaches 0% at the beginning of the 7th year.	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%	0.75%
Purchase maximum	None. Volume reductions given upon providing adequate proof of eligibility.	$100,000	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	Yes. Converts to Class A shares after a certain number of years depending on the Fund, so annual expenses decrease.	No. Does not convert to Class A shares, so annual expenses do not decrease.
1.	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges and in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.

Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at wellsfargoadvantagefunds.com. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%
1.	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B Shares Sales Charges

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy) and specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization. No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the closing of a reorganization. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions. Class B share exchanges will not trigger the CDSC and the new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges, which we may change from time to time.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

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You pay no sales charges on Fund shares you buy with reinvested distributions.

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You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

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You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 90 days of the date of redemption. Subject to the Fund's policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption. Systematic transactions through the automatic investment plan, the automatic exchange plan and the systematic withdrawal plan are excluded from this provision.

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By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Purchases made prior to signing the LOI as well as reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

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Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you would pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Wells Fargo Advantage Funds no longer offers new or accepts purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

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Current and retired employees, directors/trustees and officers of:
1) Wells Fargo Advantage Funds (including any predecessor funds);
2) Wells Fargo & Company and its affiliates; and
3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

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Current employees of:
1) the Fund's transfer agent;
2) broker-dealers who act as selling agents;
3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

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Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

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Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

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Section 529 college savings plan accounts.

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Insurance company separate accounts.

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Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

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Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts," including such specified types of investors who trade through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

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You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

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We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

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We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

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We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

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We waive the Class C shares CDSC for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholder Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:

Fund	Class B	Class C
Capital Growth Fund	N/A	0.75%
Disciplined U. S. Core Fund	N/A	0.75%
Endeavor Select Fund	0.75%	0.75%
Growth Fund	N/A	0.75%
Intrinsic Value Fund	0.75%	0.75%
Large Cap Core Fund	N/A	0.75%
Large Cap Growth Fund	N/A	0.75%
Large Company Value Fund	N/A	0.75%
Omega Growth Fund	0.75%	0.75%
Premier Large Company Growth Fund	0.75%	0.75%

These fees are paid out of each Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, various shareholder servicing agents have been authorized to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, each Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the selling agent. In addition, representatives of the each Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
Online

A new account may not be opened online unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

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To buy additional shares or buy shares of a new Fund, visit
wellsfargoadvantagefunds.com.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account application.

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Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

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Other Share Classes. You may be eligible to invest in one or more classes of shares offered by a Fund. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary for more information regarding the Fund's available share classes.

Special Considerations When Investing Through Financial Intermediaries
If a financial intermediary purchases shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
Online

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A Medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

By Telephone/ Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

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Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption.  If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Telephone/Online Redemptions. We will take reasonable steps to confirm that telephone and online instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or online. We will not be liable for any losses incurred if we follow telephone or online instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Wells Fargo Advantage Funds or if all of the owners of your Wells Fargo Advantage Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■

Money market funds;

■

Ultra-Short Funds;

■

Dividend reinvestments;

■

Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■

Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■

Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

■

Permitted exchanges between share classes of the same Fund;

■

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■

Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

●

must have a Fund account valued at $10,000 or more;

●

must request a minimum redemption of $100;

●

must have your distributions reinvested; and

●

may not simultaneously participate in the Automatic Investment Plan, unless your account is a Money Market Fund or an Ultra Short-Term Bond Fund (Ultra Short-Term Income Fund or Ultra Short-Term Municipal Income Fund).

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Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

Share Class Performance
 The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, including information regarding predecessor funds, if any and whether performance information presented is based on the history of an older share class.

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Capital Growth Fund - Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect Class C expenses.

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Disciplined U.S. Core Fund - Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Enhanced S&P 500® Fund.

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Growth Fund - Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares through June 19, 2008 includes Advisor Class expenses.

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Intrinsic Value Fund - Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Intrinsic Value Fund.

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Large Cap Core Fund - Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Golden Large Cap Core Fund.

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Large Cap Growth Fund - Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect Class C expenses.

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Large Company Value Fund - Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares.) If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

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Omega Growth Fund - Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Omega Fund.

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Premier Large Company Growth Fund - Historical performance shown for Classes A and C shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Large Company Growth Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.87	$16.74	$16.25	$13.07	$11.83
Net investment income (loss)	(0.10)[1]	0.00[1,2]	(0.05)[1]	(0.07)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	3.79	3.43	0.54	3.25	1.30
Total from investment operations	3.69	3.43	0.49	3.18	1.24
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00
Total distributions to shareholders	(2.25)	(0.30)	0.00	0.00	0.00
Net asset value, end of period	$21.31	$19.87	$16.74	$16.25	$13.07
Total return[3]	19.09%	20.85%	3.02%	24.43%	10.40%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.21%	1.21%	1.27%
Net expenses	1.11%	1.14%	1.20%	1.20%	1.25%
Net investment income (loss)	(0.46)%	0.01%	(0.30)%	(0.48)%	(0.55)%
Supplemental data
Portfolio turnover rate	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$18,561	$16,390	$17,784	$20,693	$24,222
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.
3	Total return calculations do not include any sales charges.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$18.98	$16.12	$15.77	$12.77	$11.65
Net investment loss	(0.24)[1]	(0.13)[1]	(0.16)[1]	(0.19)[1]	(0.17)
Net realized and unrealized gains (losses) on investments	3.61	3.29	0.51	3.19	1.29
Total from investment operations	3.37	3.16	0.35	3.00	1.12
Distributions to shareholders from
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00
Net asset value, end of period	$20.12	$18.98	$16.12	$15.77	$12.77
Total return[2]	18.21%	19.97%	2.22%	23.49%	9.61%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.01%	1.96%	1.96%	2.02%
Net expenses	1.86%	1.89%	1.95%	1.95%	2.00%
Net investment loss	(1.20)%	(0.73)%	(1.05)%	(1.23)%	(1.31)%
Supplemental data
Portfolio turnover rate	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$4,628	$4,503	$6,042	$8,272	$7,127
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.27	$14.65	$14.25	$11.93	$10.85
Net investment income	0.19	0.24	0.20	0.16	0.15
Net realized and unrealized gains (losses) on investments	2.35	3.25	0.93	2.17	1.09
Total from investment operations	2.54	3.49	1.13	2.33	1.24
Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.23)	(0.01)	(0.16)
Net realized gains	(2.28)	(1.63)	(0.50)	0.00	0.00
Total distributions to shareholders	(2.52)	(1.87)	(0.73)	(0.01)	(0.16)
Net asset value, end of period	$16.29	$16.27	$14.65	$14.25	$11.93
Total return[2]	17.00%	26.62%	8.54%	19.50%	11.39%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.92%	0.93%	0.76%
Net expenses	0.92%	0.92%	0.92%	0.92%	0.76%
Net investment income	1.27%	1.66%	1.43%	1.18%	1.27%
Supplemental data
Portfolio turnover rate	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$305,577	$285,780	$254,272	$268,460	$265,835
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Enhanced S&P 500 Fund.

2	Total return calculations do not include any sales charges.

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$15.58	$14.10	$13.69	$11.54	$10.50
Net investment income	0.08	0.12	0.09	0.05	0.06
Net realized and unrealized gains (losses) on investments	2.23	3.12	0.90	2.10	1.04
Total from investment operations	2.31	3.24	0.99	2.15	1.10
Distributions to shareholders from
Net investment income	(0.14)	(0.13)	(0.08)	0.00	(0.06)
Net realized gains	(2.28)	(1.63)	(0.50)	0.00	0.00
Total distributions to shareholders	(2.42)	(1.76)	(0.58)	0.00	(0.06)
Net asset value, end of period	$15.47	$15.58	$14.10	$13.69	$11.54
Total return[2]	16.10%	25.65%	7.75%	18.63%	10.51%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.69%	1.67%	1.68%	1.51%
Net expenses	1.67%	1.67%	1.67%	1.67%	1.51%
Net investment income	0.51%	0.92%	0.68%	0.44%	0.52%
Supplemental data
Portfolio turnover rate	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$10,913	$9,544	$8,590	$8,768	$11,613
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Enhanced S&P 500 Fund.

2	Total return calculations do not include any sales charges.

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.52	$10.45	$10.12	$8.12	$7.25
Net investment income (loss)	(0.09)[1]	0.00[1,2]	(0.05)[1]	(0.05)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	2.37	2.07	0.38	2.05	0.91
Total from investment operations	2.28	2.07	0.33	2.00	0.87
Distributions to shareholders from
Net realized gains	(0.67)	0.00	0.00	0.00	0.00
Net asset value, end of period	$14.13	$12.52	$10.45	$10.12	$8.12
Total return[3]	18.40%	19.81%	3.26%	24.63%	12.00%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.23%	1.23%	1.28%
Net expenses	1.24%	1.25%	1.23%	1.23%	1.25%
Net investment income (loss)	(0.66)%	0.03%	(0.49)%	(0.52)%	(0.51)%
Supplemental data
Portfolio turnover rate	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$41,708	$44,041	$47,233	$94,704	$125,266
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.
3	Total return calculations do not include any sales charges.

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.31	$9.51	$9.28	$7.50	$6.75
Net investment loss	(0.17)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	2.13	1.87	0.34	1.89	0.84
Total from investment operations	1.96	1.80	0.23	1.78	0.75
Distributions to shareholders from
Net realized gains	(0.67)	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.60	$11.31	$9.51	$9.28	$7.50
Total return[2]	17.50%	18.93%	2.48%	23.73%	11.11%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.00%	1.98%	1.98%	2.02%
Net expenses	1.99%	2.00%	1.98%	1.98%	2.00%
Net investment loss	(1.41)%	(0.67)%	(1.24)%	(1.26)%	(1.25)%
Supplemental data
Portfolio turnover rate	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$248	$495	$1,095	$1,633	$2,622
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.32	$9.51	$9.28	$7.50	$6.75
Net investment loss	(0.17)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	2.13	1.88	0.34	1.89	0.84
Total from investment operations	1.96	1.81	0.23	1.78	0.75
Distributions to shareholders from
Net realized gains	(0.67)	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.61	$11.32	$9.51	$9.28	$7.50
Total return[2]	17.60%	18.93%	2.48%	23.73%	11.11%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	1.98%	1.98%	2.03%
Net expenses	1.99%	2.00%	1.98%	1.98%	2.00%
Net investment loss	(1.41)%	(0.72)%	(1.25)%	(1.27)%	(1.26)%
Supplemental data
Portfolio turnover rate	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$6,747	$6,320	$6,199	$7,448	$7,825
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$46.74	$37.85	$35.88	$26.10	$21.13
Net investment loss	(0.32)[1]	(0.17)[1]	(0.21)[1]	(0.27)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	5.34	9.06	2.65	10.05	5.13
Total from investment operations	5.02	8.89	2.44	9.78	4.97
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00
Net asset value, end of period	$49.99	$46.74	$37.85	$35.88	$26.10
Total return[2]	10.77%	23.49%	6.93%	37.43%	23.52%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.20%	1.24%	1.31%
Net expenses	1.18%	1.19%	1.20%	1.24%	1.30%
Net investment loss	(0.64)%	(0.41)%	(0.56)%	(0.81)%	(0.64)%
Supplemental data
Portfolio turnover rate	42%	38%	47%	54%	72%
Net assets, end of period (000s omitted)	$2,047,410	$2,464,533	$2,265,845	$1,204,675	$163,485
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$43.41	$35.42	$33.86	$24.81	$20.24
Net investment loss	(0.64)[1]	(0.45)[1]	(0.46)[1]	(0.51)[1]	(0.34)[1]
Net realized and unrealized gains (losses) on investments	4.95	8.44	2.49	9.56	4.91
Total from investment operations	4.31	7.99	2.03	9.05	4.57
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00
Net asset value, end of period	$45.95	$43.41	$35.42	$33.86	$24.81
Total return[2]	9.96%	22.56%	6.12%	36.44%	22.58%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.95%	1.99%	2.06%
Net expenses	1.93%	1.94%	1.95%	1.99%	2.05%
Net investment loss	(1.39)%	(1.16)%	(1.32)%	(1.57)%	(1.40)%
Supplemental data
Portfolio turnover rate	42%	38%	47%	54%	72%
Net assets, end of period (000s omitted)	$560,481	$589,402	$525,285	$233,114	$14,737
1	Calculated based upon average shares outstanding
2	Total return calculations do not include any sales charges.

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.52	$10.44	$11.50	$9.84	$8.48
Net investment income	0.07	0.07[2]	0.11[2]	0.10	0.10[2]
Net realized and unrealized gains (losses) on investments	1.53	2.75	0.24	1.65	1.31
Total from investment operations	1.60	2.82	0.35	1.75	1.41
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.28)	(0.09)	(0.05)
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00
Total distributions to shareholders	(0.52)	(0.74)	(1.41)	(0.09)	(0.05)
Net asset value, end of period	$13.60	$12.52	$10.44	$11.50	$9.84
Total return[3]	13.09%	28.53%	4.38%	17.88%	16.67%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.20%	1.24%	1.24%	1.17%
Net expenses	1.16%	1.16%	1.17%	1.17%	1.11%
Net investment income	0.53%	0.57%	1.05%	0.81%	1.05%
Supplemental data
Portfolio turnover rate	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$391,028	$386,655	$87,784	$159,178	$147,957
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Intrinsic Value Fund.

2	Calculated based upon average shares outstanding
3	Total return calculations do not include any sales charges.

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class B	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.42	$10.34	$11.37	$9.72	$8.40
Net investment income (loss)	(0.03)[2]	(0.02)	0.03[2]	0.01[2]	0.03[2]
Net realized and unrealized gains (losses) on investments	1.52	2.74	0.24	1.64	1.29
Total from investment operations	1.49	2.72	0.27	1.65	1.32
Distributions to shareholders from
Net investment income	0.00	0.00	(0.17)	(0.00)[3]	0.00
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00
Total distributions to shareholders	(0.46)	(0.64)	(1.30)	(0.00)[3]	0.00
Net asset value, end of period	$13.45	$12.42	$10.34	$11.37	$9.72
Total return[4]	12.25%	27.57%	3.56%	17.03%	15.71%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	2.01%	1.99%	1.93%
Net expenses	1.91%	1.91%	1.92%	1.91%	1.88%
Net investment income (loss)	(0.20)%	(0.03)%	0.27%	0.07%	0.30%
Supplemental data
Portfolio turnover rate	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$3,889	$5,589	$4,323	$7,666	$9,206
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class B of Evergreen Intrinsic Value Fund.

2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.
4	Total return calculations do not include any sales charges.

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.35	$10.30	$11.35	$9.72	$8.40
Net investment income (loss)	(0.03)	(0.01)[2]	0.03[2]	0.02	0.03[2]
Net realized and unrealized gains (losses) on investments	1.50	2.72	0.24	1.63	1.29
Total from investment operations	1.47	2.71	0.27	1.65	1.32
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.19)	(0.02)	0.00
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00
Total distributions to shareholders	(0.46)	(0.66)	(1.32)	(0.02)	0.00
Net asset value, end of period	$13.36	$12.35	$10.30	$11.35	$9.72
Total return[3]	12.24%	27.50%	3.62%	16.98%	15.71%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	2.01%	1.97%	1.94%
Net expenses	1.91%	1.91%	1.92%	1.92%	1.88%
Net investment income (loss)	(0.22)%	(0.05)%	0.26%	0.07%	0.29%
Supplemental data
Portfolio turnover rate	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$36,654	$35,616	$20,187	$28,230	$26,934
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Intrinsic Value Fund.

2	Calculated based upon average shares outstanding
3	Total return calculations do not include any sales charges.

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.13	$9.50	$8.75	$7.37	$6.96
Net investment income	0.06[2]	0.07	0.06	0.05	0.06
Net realized and unrealized gains (losses) on investments	2.20	2.64	0.74	1.36	0.46
Total from investment operations	2.26	2.71	0.80	1.41	0.52
Distributions to shareholders from
Net investment income	(0.09)	(0.08)	(0.05)	(0.03)	(0.11)
Net asset value, end of period	$14.30	$12.13	$9.50	$8.75	$7.37
Total return[3]	18.58%	28.76%	9.27%	19.16%	7.43%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.33%	1.37%	1.30%	2.55%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.15%
Net investment income	0.47%	0.75%	0.71%	0.61%	0.91%
Supplemental data
Portfolio turnover rate	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$26,685	$15,267	$8,277	$7,495	$8,501
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Golden Large Cap Core Fund.

2	Calculated based upon average shares outstanding
3	Total return calculations do not include any sales charges.

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.05	$9.45	$8.71	$7.37	$6.94
Net investment income (loss)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)	0.01
Net realized and unrealized gains(losses) on investments	2.15	2.62	0.74	1.35	0.44
Total from investment operations	2.14	2.62	0.74	1.34	0.45
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0.00	0.00	(0.02)
Net asset value, end of period	$14.17	$12.05	$9.45	$8.71	$7.37
Total return[3]	17.73%	27.82%	8.50%	18.18%	6.54%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.08%	2.12%	2.05%	3.75%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.90%
Net investment income (loss)	(0.30)%	(0.01)%	(0.04)%	(0.13)%	0.09%
Supplemental data
Portfolio turnover rate	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$8,624	$3,786	$2,041	$1,750	$1,947
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Golden Large Cap Core Fund.

2	Amount is less than $0.005.
3	Total return calculations do not include any sales charges.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$39.73	$32.92	$31.62	$24.54	$24.54
Net investment income (loss)	(0.06)	0.04	(0.12)[2]	(0.10)[2]	0.00[3]
Net realized and unrealized gains (losses) on investments	7.01	6.81	1.42	7.18	0.00[3]
Total from investment operations	6.95	6.85	1.30	7.08	0.00[3]
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	0.00	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.38)	(0.04)	0.00	0.00	0.00
Net asset value, end of period	$45.30	$39.73	$32.92	$31.62	$24.54
Total return[4]	17.69%	20.84%	4.08%	28.89%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.23%	1.24%	1.25%	0.00%
Net expenses	1.07%	1.07%	1.10%	1.12%	0.00%
Net investment income (loss)	(0.17)%	0.09%	(0.37)%	(0.33)%	0.00%
Supplemental data
Portfolio turnover rate	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$212,273	$131,616	$75,149	$2,368	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$38.90	$32.43	$31.38	$24.54	$24.54
Net investment income (loss)	(0.33)	(0.20)	(0.37)[2]	(0.32)[2]	0.00[3]
Net realized and unrealized gains (losses) on investments	6.80	6.67	1.42	7.16	0.00[3]
Total from investment operations	6.47	6.47	1.05	6.84	0.00[3]
Distributions to shareholders from
Net realized gains	(1.38)	0.00	0.00	0.00	0.00
Net asset value, end of period	$43.99	$38.90	$32.43	$31.38	$24.54
Total return[4]	16.81%	19.95%	3.31%	27.91%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.98%	1.99%	2.00%	0.00%
Net expenses	1.82%	1.82%	1.84%	1.87%	0.00%
Net investment income (loss)	(0.89)%	(0.65)%	(1.16)%	(1.04)%	0.00%
Supplemental data
Portfolio turnover rate	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$22,767	$17,748	$11,829	$272	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.39	$12.96	$12.61	$11.04	$9.84
Net investment income	0.10	0.14	0.17	0.12	0.09
Net realized and unrealized gains (losses) on investments	2.04	3.48	0.35	1.51	1.21
Total from investment operations	2.14	3.62	0.52	1.63	1.30
Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.17)	(0.06)	(0.10)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.71)	(0.19)	(0.17)	(0.06)	(0.10)
Net asset value, end of period	$16.82	$16.39	$12.96	$12.61	$11.04
Total return[1]	13.68%	28.16%	4.21%	14.77%	13.22%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.27%	1.32%	1.42%
Net expenses	1.10%	1.10%	1.10%	1.25%	1.25%
Net investment income	0.61%	1.00%	1.29%	0.74%	0.74%
Supplemental data
Portfolio turnover rate	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$116,398	$115,895	$103,195	$642	$362
1	Total return calculations do not include any sales charges.

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.70	$13.21	$12.81	$11.26	$10.03
Net investment income (loss)	(0.02)	0.04	0.09	0.01	0.03
Net realized and unrealized gains (losses) on investments	2.07	3.54	0.36	1.55	1.22
Total from investment operations	2.05	3.58	0.45	1.56	1.25
Distributions to shareholders from
Net investment income	(0.01)	(0.09)	(0.05)	(0.01)	(0.02)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.63)	(0.09)	(0.05)	(0.01)	(0.02)
Net asset value, end of period	$17.12	$16.70	$13.21	$12.81	$11.26
Total return[1]	12.83%	27.17%	3.49%	13.85%	12.47%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.02%	2.08%	2.17%
Net expenses	1.85%	1.85%	1.85%	2.00%	2.00%
Net investment income (loss)	(0.14)%	0.25%	0.54%	0.04%	0.02%
Supplemental data
Portfolio turnover rate	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$4,659	$4,543	$4,022	$513	$438
1	Total return calculations do not include any sales charges.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class A	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$47.97	$39.09	$38.29	$30.11	$28.44	$27.26
Net investment income (loss)	(0.49)	(0.02)	(0.28)[3]	(0.29)	(0.10)[3]	0.18[3]
Net realized and unrealized gains (losses) on investments	8.28	10.31	1.08	8.47	1.96	1.00
Total from investment operations	7.79	10.29	0.80	8.18	1.86	1.18
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.19)	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.19)	0.00
Net asset value, end of period	$49.99	$47.97	$39.09	$38.29	$30.11	$28.44
Total return[4]	16.58%	27.07%	2.09%	27.17%	6.53%	4.33%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.34%	1.35%	1.36%	1.35%	1.48%
Net expenses	1.30%	1.30%	1.30%	1.30%	1.34%	1.39%
Net investment income (loss)	(0.84)%	(0.08)%	(0.75)%	(0.80)%	(0.40)%	0.79%
Supplemental data
Portfolio turnover rate	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$724,071	$668,992	$550,758	$584,871	$460,187	$460,082
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Omega Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class B	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$40.07	$33.12	$32.68	$25.89	$24.46	$23.62
Net investment income (loss)	(0.65)[3]	(0.28)[3]	(0.47)[3]	(0.48)[3]	(0.25)[3]	0.02[3]
Net realized and unrealized gains (losses) on investments	6.80	8.64	0.91	7.27	1.68	0.82
Total from investment operations	6.15	8.36	0.44	6.79	1.43	0.84
Distributions to shareholders from
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00
Net asset value, end of period	$40.45	$40.07	$33.12	$32.68	$25.89	$24.46
Total return[4]	15.71%	26.11%	1.32%	26.23%	5.85%	3.56%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.09%	2.10%	2.12%	2.10%	2.22%
Net expenses	2.05%	2.05%	2.05%	2.05%	2.09%	2.13%
Net investment income (loss)	(1.58)%	(0.78)%	(1.51)%	(1.55)%	(1.14)%	0.10%
Supplemental data
Portfolio turnover rate	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$12,526	$17,476	$22,271	$40,023	$46,434	$51,984
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Omega Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class C	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$40.15	$33.18	$32.75	$25.94	$24.53	$23.69
Net investment income (loss)	(0.65)[3]	(0.31)[3]	(0.47)[3]	(0.49)[3]	(0.25)[3]	0.00[3,4]
Net realized and unrealized gains (losses) on investments	6.83	8.69	0.90	7.30	1.68	0.84
Total from investment operations	6.18	8.38	0.43	6.81	1.43	0.84
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.02)	0.00
Net asset value, end of period	$40.56	$40.15	$33.18	$32.75	$25.94	$24.53
Total return[5]	15.73%	26.11%	1.31%	26.25%	5.83%	3.55%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.09%	2.10%	2.11%	2.10%	2.23%
Net expenses	2.05%	2.05%	2.05%	2.05%	2.09%	2.14%
Net investment income (loss)	(1.59)%	(0.85)%	(1.49)%	(1.55)%	(1.15)%	0.02%
Supplemental data
Portfolio turnover rate	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$108,073	$83,206	$59,481	$58,329	$44,892	$43,806
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Omega Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Amount is less than $0.005.
5	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class A	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$12.57	$10.21	$9.89	$7.75	$7.23	$7.20
Net investment income (loss)	(0.05)	(0.02)	(0.03)[3]	(0.01)	0.00[3,4]	0.05[3]
Net realized and unrealized gains (losses) on investments	2.03	2.38	0.60	2.15	0.57	0.02
Total from investment operations	1.98	2.36	0.57	2.14	0.57	0.07
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00)[4]	(0.05)	(0.04)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.25)	(0.00)[4]	(0.05)	(0.04)
Net asset value, end of period	$14.55	$12.57	$10.21	$9.89	$7.75	$7.23
Total return[5]	15.75%	23.11%	6.08%	27.55%	7.93%	1.04%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.23%	1.24%	1.09%	1.12%
Net expenses	1.12%	1.12%	1.12%	1.12%	1.08%	1.12%
Net investment income (loss)	(0.36)%	(0.15)%	(0.30)%	(0.13)%	0.06%	0.86%
Supplemental data
Portfolio turnover rate	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$1,908,455	$1,515,862	$932,106	$620,262	$491,290	$268,422
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Large Company Growth Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Amount is less than $0.005.
5	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class B	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$11.23	$9.19	$8.99	$7.10	$6.62	$6.60
Net investment income (loss)	(0.13)[3]	(0.09)[3]	(0.09)[3]	(0.07)[3]	(0.04)[3]	0.01[3]
Net realized and unrealized gains (losses) on investments	1.80	2.13	0.54	1.96	0.52	0.01
Total from investment operations	1.67	2.04	0.45	1.89	0.48	0.02
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Net asset value, end of period	$12.90	$11.23	$9.19	$8.99	$7.10	$6.62
Total return[4]	14.87%	22.20%	5.22%	26.62%	7.25%	0.30%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.94%	1.97%	2.00%	1.84%	1.87%
Net expenses	1.87%	1.87%	1.87%	1.87%	1.83%	1.87%
Net investment income (loss)	(1.09)%	(0.87)%	(1.04)%	(0.85)%	(0.69)%	0.11%
Supplemental data
Portfolio turnover rate	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$4,001	$5,637	$6,962	$10,244	$13,957	$7,951
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Large Company Growth Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class C	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$11.20	$9.17	$8.97	$7.08	$6.62	$6.59
Net investment income (loss)	(0.14)[3]	(0.09)[3]	(0.10)[3]	(0.08)[3]	(0.04)[3]	0.00[3,4]
Net realized and unrealized gains (losses) on investments	1.81	2.12	0.55	1.97	0.52	0.03
Total from investment operations	1.67	2.03	0.45	1.89	0.48	0.03
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.25)	0.00	(0.02)	0.00
Net asset value, end of period	$12.87	$11.20	$9.17	$8.97	$7.08	$6.62
Total return[5]	14.91%	22.14%	5.24%	26.69%	7.18%	0.46%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.94%	1.98%	1.99%	1.84%	1.87%
Net expenses	1.87%	1.87%	1.87%	1.87%	1.83%	1.87%
Net investment income (loss)	(1.11)%	(0.91)%	(1.07)%	(0.90)%	(0.68)%	0.08%
Supplemental data
Portfolio turnover rate	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$374,136	$279,203	$129,980	$35,783	$22,246	$13,717
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Large Company Growth Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Amount is less than $0.005.
5	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells-Fargo Funds Management, LLC. All rights reserved	124LCR/P101 12-14 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Administrator Class

Capital Growth Fund
WFCDX
Disciplined U.S. Core Fund
EVSYX
Endeavor Select Fund
WECDX
Growth Fund
(The Fund is closed to most new investors)
SGRKX
Intrinsic Value Fund
EIVDX
Large Cap Core Fund
WFLLX
Large Cap Growth Fund
STDFX
Large Company Value Fund
WWIDX
Omega Growth Fund
EOMYX
Premier Large Company Growth Fund
WFPDX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Capital Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.90%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$330
5 Years	$587
10 Years	$1,322

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+18.51%
Lowest Quarter: 4th Quarter 2008	-26.60%
Year-to-date total return as of 9/30/2014 is +3.56%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	6/30/2003	38.10%	19.16%	7.79%
Administrator Class (after taxes on distributions)	6/30/2003	34.77%	18.51%	7.19%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	6/30/2003	23.91%	15.61%	6.25%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2004 Michael T. Smith, CFA, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.74%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$76
3 Years	$243
5 Years	$425
10 Years	$951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October, 31, 2014 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our fundamental research identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+14.98%
Lowest Quarter: 4th Quarter 2008	-20.66%
Year-to-date total return as of 9/30/2014 is +9.90%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	2/21/1995	33.56%	17.20%	7.98%
Administrator Class (after taxes on distributions)	2/21/1995	27.99%	15.49%	6.79%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/21/1995	21.45%	13.87%	6.50%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Greg Golden, CFA, Portfolio Manager / 2011

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$338
5 Years	$592
10 Years	$1,321

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+18.72%
Lowest Quarter: 4th Quarter 2008	-26.89%
Year-to-date total return as of 9/30/2014 is +2.45%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	34.12%	18.82%	7.59%
Administrator Class (after taxes on distributions)	4/8/2005	32.60%	18.54%	7.23%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	20.48%	15.34%	6.16%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager/2000 Michael T. Smith, CFA, Portfolio Manager/2010

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.61%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.96%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$319
5 Years	$557
10 Years	$1,242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+19.46%
Lowest Quarter: 4th Quarter 2008	-22.91%
Year-to-date total return as of 9/30/2014 is -0.81%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	8/30/2002	33.44%	25.92%	12.53%
Administrator Class (after taxes on distributions)	8/30/2002	32.33%	25.66%	12.41%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	8/30/2002	19.67%	21.50%	10.51%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2002 Bruce C. Olson, CFA, Portfolio Manager / 2005 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.95%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$326
5 Years	$574
10 Years	$1,284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2009	+18.19%
Lowest Quarter: 4th Quarter 2008	-20.22%
Year-to-date total return as of 9/30/2014 is +5.65%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
Administrator Class (before taxes)	7/30/2010	30.00%	18.58%	8.37%
Administrator Class (after taxes on distributions)	7/30/2010	28.74%	17.65%	7.59%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	17.93%	15.26%	6.73%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	5.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Jeffrey Peck, Portfolio Manager / 2006 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013 Miguel E. Giaconi, CFA Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$336
5 Years	$600
10 Years	$1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+15.24%
Lowest Quarter: 4th Quarter 2008	-19.61%
Year-to-date total return as of 9/30/2014 is +9.61%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Administrator Class (before taxes)	7/16/2010	39.32%	16.77%	6.04%
Administrator Class (after taxes on distributions)	7/16/2010	39.05%	16.57%	5.86%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	22.47%	13.61%	4.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.95%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$326
5 Years	$574
10 Years	$1,284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+18.00%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2014 is +4.30%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	34.53%	20.07%	8.18%
Administrator Class (after taxes on distributions)	7/30/2010	33.47%	19.87%	8.09%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	20.27%	16.42%	6.68%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers	0.27%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.85%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$87
3 Years	$329
5 Years	$591
10 Years	$1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+17.65%
Lowest Quarter: 4th Quarter 2008	-21.59%
Year-to-date total return as of 9/30/2014 is +4.81%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/31/2001	34.85%	15.57%	7.67%
Administrator Class (after taxes on distributions)	12/31/2001	31.63%	14.75%	6.59%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/31/2001	22.24%	12.51%	6.25%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.72%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.05%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$107
3 Years	$358
5 Years	$628
10 Years	$1,399

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+19.35%
Lowest Quarter: 4th Quarter 2008	-19.36%
Year-to-date total return as of 9/30/2014 is +0.64%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	1/13/1997	39.17%	21.98%	9.80%
Administrator Class (after taxes on distributions)	1/13/1997	35.34%	21.15%	9.42%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	1/13/1997	24.33%	17.98%	8.05%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2010 Michael T. Smith, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.59%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.95%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$316
5 Years	$552
10 Years	$1,231

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 1st Quarter 2012	+18.45%
Lowest Quarter: 4th Quarter 2008	-18.91%
Year-to-date total return as of 9/30/2014 is +3.61%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/16/2010	33.21%	20.79%	9.31%
Administrator Class (after taxes on distributions)	7/16/2010	33.21%	20.65%	9.22%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	18.80%	17.06%	7.67%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2010 Bruce C. Olson, CFA, Portfolio Manager / 2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Disciplined U.S. Core Fund, the Large Cap Core Fund, the Large Cap Growth Fund, the Large Company Value Fund, and the Premier Large Company Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Capital Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	11/3/1997
Administrator Class	Ticker: WFCDX	Fund Number: 3603

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined U.S. Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Greg Golden, CFA
Fund Inception:	2/28/1990
Administrator Class	Ticker: EVSYX	Fund Number: 716

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October, 31, 2014 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our fundamental research identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Futures Contracts Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Endeavor Select Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	12/29/2000
Administrator Class	Ticker: WECDX	Fund Number: 3702

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/31/1993
Administrator Class	Ticker: SGRKX	Fund Number: 3608

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Jeffrey Peck; Jean-Baptiste Nadal, CFA; Miguel E. Giaconi, CFA
Fund Inception:	8/1/2006
Administrator Class	Ticker: EIVDX	Fund Number: 3750

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Jeff C. Moser, CFA
Fund Inception:	12/17/2007
Administrator Class	Ticker: WFLLX	Fund Number: 3723

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/30/1981
Administrator Class	Ticker: STDFX	Fund Number: 3751

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Company Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Phocas Financial Corporation
Portfolio Managers	Stephen L. Block, CFA; William F.K. Schaff, CFA
Fund Inception:	7/1/1993
Administrator Class	Ticker: WWIDX	Fund Number: 3607

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	4/29/1968
Administrator Class	Ticker: EOMYX	Fund Number: 119

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	9/11/1935
Administrator Class	WFPDX	Fund Number: 3721

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk
 The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of the adviser's derivative strategies will be affected by its ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the adviser believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk
 Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk
 A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk
 Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Capital Growth Fund	0.48%
Disciplined U.S. Core Fund	0.29%
Endeavor Select Fund	0.62%
Growth Fund	0.59%
Intrinsic Value Fund	0.55%
Large Cap Core Fund	0.50%
Large Cap Growth Fund	0.49%
Large Company Value Fund	0.46%
Omega Growth Fund	0.69%
Premier Large Company Growth Fund	0.54%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC ("Golden Capital"), a registered investment adviser located at 5 Resource Square, Suite 400, 10715 David Taylor Drive, Charlotte, NC 28262, serves as a sub-adviser and provides portfolio management services to one or more Funds. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital provides domestic and international equity portfolios to individual investors and institutions of all sizes.

Wells Fargo Bank, N.A. ("Wells Fargo Bank"), an affiliate of Funds Management, a wholly owned subsidiary of Wells Fargo & Company, owns a 65% majority stake interest in Golden Capital. Per agreement, another affiliate of Funds Management has the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become indirectly wholly owned by Wells Fargo & Company. If and to the extent exemptive relief or guidance is available from the SEC or its staff, shareholder approval would not be sought for these subsequent transactions. For additional information about Wells Fargo Bank's ownership interest in Golden Capital, please see the section entitled "Sub-Advisers" in the Statement of Additional Information.

Greg Golden, CFA Disciplined U.S. Core Fund	Mr. Golden co-founded Golden Capital in 1999, where he currently serves as the President, Chief Executive Officer and portfolio manager.
Jeff C. Moser, CFA Large Cap Core Fund	Mr. Moser co-founded Golden Capital in 1999, where he currently serves as the Chief Operating Officer and portfolio manager.

Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, serves as the sub-adviser and provides portfolio management services to one or more Funds. MWCM, an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Miguel E. Giaconi, CFA Intrinsic Value Fund	Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research with the Intrinsic Value team.
Jean-Baptiste Nadal, CFA Intrinsic Value Fund

Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Lead Portfolio Manager for the Intrinsic Value team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Jeffrey Peck Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as Managing Director and Lead Portfolio Manager with the Intrinsic Value team.

Phocas Financial Corporation ("Phocas Financial"), a registered investment adviser, is located at 980 Atlantic Avenue, Suite 106, Alameda, CA 94501,serves as the sub-adviser and provides portfolio management services to one or more Funds.  Phocas provides investment advisory services to state and municipal pensions funds, corporate retirement plans, trusts and individual investors.

Stephen L. Block, CFA Large Company Value Fund	Mr. Block joined Phocas Financial in 2006, where he currently serves as a Portfolio Manager.
William F.K. Schaff, CFA Large Company Value Fund	Mr. Schaff founded Phocas Financial in 2005, where he currently serves as a Chief Executive Officer and Portfolio Manager.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, various shareholder servicing agents have been authorized to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for the Funds' Administrator Class. For these services, the Funds' Administrator Class pays an annual fee of up to 0.25% of its average daily net assets.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, each Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the selling agent. In addition, representatives of the each Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Buy Shares

Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Specific eligibility requirements that apply to these entities include:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Endowments, non-profits, and charitable organizations who invest a minimum initial amount of $500,000 in a Fund;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Fund's Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Online

A new account may not be opened by telephone or online unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

■

Call Investor Services at
1-800-222-8222 or

■

Call 1-800-368-7550 for the
automated phone system or

■

Visit our Web site at
wellsfargoadvantagefunds.com

By Wire

■

Complete and sign the Administrator Class account application

■

Call Investor Services at 1-800-222-8222 for faxing instructions

■

Use the following wiring instructions:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

■ To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes For Buying Shares

■

Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

■

Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

■

U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

■

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Other Share Classes. You may be eligible to invest in one or more classes of shares offered by a Fund. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary for more information regarding the Fund's available share classes.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

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To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Redemption proceeds are usually wired to the financial intermediary the following business day.

Online	Visit our Web site at wellsfargoadvantagefunds.com.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.  For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

Share Class Performance
 The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Disciplined U.S. Core Fund - Historical performance shown for the Administrator Class shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Enhanced S&P 500® Fund.

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Endeavor Select Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

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Intrinsic Value Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Administrator class of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Intrinsic Value Fund.

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Large Cap Core Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Administrator class of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Golden Large Cap Core Fund.

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Large Cap Growth Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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Omega Growth Fund - Historical performance shown for the Administrator Class shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Omega Fund.

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Premier Large Company Growth Fund - Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Administrator class of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Large Company Growth Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.61	$17.32	$16.77	$13.45	$12.17
Net investment income (loss)	(0.05)[1]	0.04[1]	(0.00)[1,2]	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	3.93	3.55	0.55	3.35	1.35
Total from investment operations	3.88	3.59	0.55	3.32	1.32
Distributions to shareholders from
Net investment income	(0.04)	0.00	0.00	0.00	(0.04)
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00
Total distributions to shareholders	(2.27)	(0.30)	0.00	0.00	(0.04)
Net asset value, end of period	$22.22	$20.61	$17.32	$16.77	$13.45
Total return	19.35%	21.15%	3.22%	24.68%	10.81%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.05%	1.05%	1.09%
Net expenses	0.90%	0.91%	0.94%	0.94%	0.94%
Net investment income (loss)	(0.24)%	0.24%	(0.01)%	(0.21)%	(0.25)%
Supplemental data
Portfolio turnover rate	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$67,830	$63,786	$74,529	$372,178	$684,207
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.47	$14.79	$14.36	$11.99	$10.92
Net investment income	0.25[2]	0.28[2]	0.23[2]	0.19[2]	0.20
Net realized and unrealized gains (losses) on investments	2.35	3.27	0.93	2.19	1.06
Total from investment operations	2.60	3.55	1.16	2.38	1.26
Distributions to shareholders from
Net investment income	(0.19)	(0.24)	(0.23)	(0.01)	(0.19)
Net realized gains	(2.28)	(1.63)	(0.50)	0.00	0.00
Total distributions to shareholders	(2.47)	(1.87)	(0.73)	(0.01)	(0.19)
Net asset value, end of period	$16.60	$16.47	$14.79	$14.36	$11.99
Total return	17.12%	26.82%	8.72%	19.84%	11.51%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.75%	0.77%	0.52%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.52%
Net investment income	1.56%	1.87%	1.63%	1.37%	1.53%
Supplemental data
Portfolio turnover rate	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$50,498	$127,384	$150,408	$244,716	$371,389
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Enhanced S&P 500 Fund.

2	Calculated based upon average shares outstanding

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.78	$10.63	$10.26	$8.22	$7.34
Net investment income (loss)	(0.06)[1]	0.03[1]	(0.03)[1]	(0.03)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	2.42	2.12	0.40	2.07	0.91
Total from investment operations	2.36	2.15	0.37	2.04	0.89
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	0.00	(0.01)
Net realized gains	(0.67)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.69)	0.00	0.00	0.00	(0.01)
Net asset value, end of period	$14.45	$12.78	$10.63	$10.26	$8.22
Total return	18.77%	20.13%	3.51%	24.94%	12.16%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.08%	1.07%	1.07%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.42)%	0.23%	(0.27)%	(0.29)%	(0.26)%
Supplemental data
Portfolio turnover rate	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$48,560	$68,611	$57,533	$232,954	$223,320
1	Calculated based upon average shares outstanding

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$49.16	$39.72	$37.54	$27.24	$21.98
Net investment loss	(0.23)	(0.08)[1]	(0.13)[1]	(0.18)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	5.64	9.52	2.78	10.48	5.34
Total from investment operations	5.41	9.44	2.65	10.30	5.26
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00
Net asset value, end of period	$52.80	$49.16	$39.72	$37.54	$27.24
Total return	11.04%	23.77%	7.15%	37.81%	23.93%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.03%	1.08%	1.13%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.42)%	(0.18)%	(0.33)%	(0.51)%	(0.29)%
Supplemental data
Portfolio turnover rate	42%	38%	47%	54%	72%
Net assets, end of period (000s omitted)	$3,359,480	$3,309,683	$2,984,775	$1,339,245	$414,489
1	Calculated based upon average shares outstanding

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.95	$10.78	$11.55	$9.87	$9.87
Net investment income	0.10	0.08[2]	0.12[2]	0.11[2]	0.00
Net realized and unrealized gains (losses) on investments	1.58	2.87	0.28	1.68	0.00
Total from investment operations	1.68	2.95	0.40	1.79	0.00
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.04)	(0.11)	0.00
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00
Total distributions to shareholders	(0.55)	(0.78)	(1.17)	(0.11)	0.00
Net asset value, end of period	$14.08	$12.95	$10.78	$11.55	$9.87
Total return[3]	13.36%	28.77%	4.57%	18.23%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.05%	1.09%	1.06%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.00%
Net investment income	0.74%	0.68%	1.13%	1.04%	0.00%
Supplemental data
Portfolio turnover rate	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$534,641	$515,012	$26,687	$9,693	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Returns for periods of less than one year are not annualized.

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.16	$9.52	$8.77	$7.38	$7.22
Net investment income	0.09	0.10	0.09	0.07[2]	0.00[3]
Net realized and unrealized gains (losses) on investments	2.20	2.64	0.74	1.36	0.16
Total from investment operations	2.29	2.74	0.83	1.43	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.08)	(0.04)	0.00
Net asset value, end of period	$14.34	$12.16	$9.52	$8.77	$7.38
Total return	18.83%	29.12%	9.61%	19.44%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.14%	1.16%	1.08%	1.12%
Net expenses	0.90%	0.89%	0.87%	0.86%	0.89%
Net investment income	0.63%	1.00%	0.97%	0.76%	1.12%
Supplemental data
Portfolio turnover rate	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$6,849	$1,192	$522	$477	$42
1	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$39.86	$33.02	$31.67	$24.54	$24.54
Net investment income (loss)	(0.01)	0.09[2]	(0.06)[2]	(0.06)[2]	0.00[3]
Net realized and unrealized gains (losses) on investments	7.04	6.83	1.41	7.19	0.00[3]
Total from investment operations	7.03	6.92	1.35	7.13	0.00[3]
Distributions to shareholders from
Net investment income	(0.01)	(0.08)	0.00	0.00	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.39)	(0.08)	0.00	0.00	0.00
Net asset value, end of period	$45.50	$39.86	$33.02	$31.67	$24.54
Total return[4]	17.84%	21.00%	4.26%	29.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.08%	1.07%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.94%	0.00%
Net investment income (loss)	(0.02)%	0.24%	(0.17)%	(0.19)%	0.00%
Supplemental data
Portfolio turnover rate	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$245,364	$208,053	$75,099	$1,379	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.47	$13.02	$12.68	$11.08	$9.87
Net investment income	0.15	0.21	0.19[1]	0.11	0.12[1]
Net realized and unrealized gains (losses) on investments	2.05	3.46	0.36	1.56	1.22
Total from investment operations	2.20	3.67	0.55	1.67	1.34
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.21)	(0.07)	(0.13)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.74)	(0.22)	(0.21)	(0.07)	(0.13)
Net asset value, end of period	$16.93	$16.47	$13.02	$12.68	$11.08
Total return	13.94%	28.52%	4.47%	15.12%	13.53%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.10%	1.11%	1.17%	1.24%
Net expenses	0.85%	0.85%	0.85%	0.96%	0.96%
Net investment income	0.86%	1.28%	1.54%	1.93%	1.12%
Supplemental data
Portfolio turnover rate	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$36,002	$38,798	$176,623	$667	$289
1	Calculated based upon average shares outstanding

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Administrator Class	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$50.00	$40.60	$39.67	$31.12	$29.39	$28.10
Net investment income (loss)	(0.31)[3]	0.07[3]	(0.19)[3]	(0.21)[3]	(0.04)[3]	0.24[3]
Net realized and unrealized gains (losses) on investments	8.58	10.74	1.12	8.76	2.02	1.05
Total from investment operations	8.27	10.81	0.93	8.55	1.98	1.29
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.25)	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.25)	0.00
Net asset value, end of period	$52.50	$50.00	$40.60	$39.67	$31.12	$29.39
Total return[4]	16.89%	27.35%	2.34%	27.47%	6.75%	4.59%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.17%	1.17%	1.18%	1.11%	1.23%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.09%	1.14%
Net investment income (loss)	(0.59)%	0.16%	(0.49)%	(0.56)%	(0.16)%	1.00%
Supplemental data
Portfolio turnover rate	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$115,281	$69,264	$51,560	$41,242	$29,724	$32,437
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Omega Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Administrator Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.62	$10.24	$9.90	$7.75	$7.53
Net investment income (loss)	(0.02)	(0.00)[2]	(0.02)	0.00[2]	(0.00)[2]
Net realized and unrealized gains (losses) on investments	2.03	2.38	0.61	2.16	0.22
Total from investment operations	2.01	2.38	0.59	2.16	0.22
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$14.63	$12.62	$10.24	$9.90	$7.75
Total return[3]	15.93%	23.24%	6.28%	27.75%	2.92%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.04%	1.07%	1.08%	1.13%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.19)%	(0.01)%	(0.16)%	0.01%	(0.34)%
Supplemental data
Portfolio turnover rate	37%	32%	51%	65%	89%
Net assets, end of period (000s omitted)	$1,325,864	$640,494	$251,759	$54,335	$36,508
1	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells Fargo Funds Management, LLC. All rights reserved	124LCAM/P103 12-14 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Institutional Class

Capital Growth Fund
WWCIX
Disciplined U.S. Core Fund
EVSIX
Endeavor Select Fund
WFCIX
Growth Fund
(The Fund is closed to most new investors)
SGRNX
Intrinsic Value Fund
EIVIX
Large Cap Core Fund
EGOIX
Large Cap Growth Fund
STNFX
Large Company Value Fund
WLCIX
Omega Growth Fund
EKONX
Premier Large Company Growth Fund
EKJYX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Capital Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$247
5 Years	$443
10 Years	$1,009

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+18.60%
Lowest Quarter: 4th Quarter 2008	-26.50%
Year-to-date total return as of 9/30/2014 is +3.78%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	38.49%	19.42%	7.98%
Institutional Class (after taxes on distributions)	4/8/2005	35.13%	18.72%	7.37%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	24.13%	15.81%	6.41%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2004 Michael T. Smith, CFA, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Disciplined U.S. Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.48%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$49
3 Years	$158
5 Years	$278
10 Years	$626

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October, 31, 2014 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our fundamental research identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2009	+14.98%
Lowest Quarter: 4th Quarter 2008	-20.66%
Year-to-date total return as of 9/30/2014 is +10.06%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	33.97%	17.42%	8.08%
Institutional Class (after taxes on distributions)	7/30/2010	28.15%	15.63%	6.85%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.91%	14.07%	6.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Greg Golden, CFA, Portfolio Manager / 2011

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Endeavor Select Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.80%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$82
3 Years	$260
5 Years	$453
10 Years	$1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+18.76%
Lowest Quarter: 4th Quarter 2008	-26.85%
Year-to-date total return as of 9/30/2014 is +2.56%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	34.39%	19.05%	7.77%
Institutional Class (after taxes on distributions)	4/8/2005	32.82%	18.76%	7.40%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	20.67%	15.54%	6.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager/2000 Michael T. Smith, CFA, Portfolio Manager/2010

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.61%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.75%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$77
3 Years	$240
5 Years	$417
10 Years	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+19.50%
Lowest Quarter: 4th Quarter 2008	-22.87%
Year-to-date total return as of 9/30/2014 is -0.66%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	2/24/2000	33.72%	26.14%	12.69%
Institutional Class (after taxes on distributions)	2/24/2000	32.64%	25.89%	12.58%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	2/24/2000	19.81%	21.70%	10.66%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2002 Bruce C. Olson, CFA, Portfolio Manager / 2005 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$243
5 Years	$430
10 Years	$970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2009	+18.22%
Lowest Quarter: 4th Quarter 2008	-20.20%
Year-to-date total return as of 9/30/2014 is +5.83%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
Institutional Class (before taxes)	8/1/2006	30.30%	18.74%	8.50%
Institutional Class (after taxes on distributions)	8/1/2006	28.93%	17.68%	7.65%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/1/2006	18.18%	15.40%	6.84%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	5.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Jeffrey Peck, Portfolio Manager / 2006 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013 Miguel E. Giaconi, CFA Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.66%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$67
3 Years	$254
5 Years	$457
10 Years	$1,042

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+15.26%
Lowest Quarter: 4th Quarter 2008	-19.56%
Year-to-date total return as of 9/30/2014 is +9.84%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Institutional Class (before taxes)	12/17/2007	39.62%	17.03%	6.28%
Institutional Class (after taxes on distributions)	12/17/2007	39.28%	16.80%	6.07%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	12/17/2007	22.68%	13.83%	4.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$238
5 Years	$425
10 Years	$965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+18.08%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2014 is +4.55%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	34.94%	20.26%	8.27%
Institutional Class (after taxes on distributions)	7/30/2010	33.80%	20.05%	8.17%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	20.57%	16.58%	6.76%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$251
5 Years	$452
10 Years	$1,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 3rd Quarter 2009	+17.60%
Lowest Quarter: 4th Quarter 2008	-21.57%
Year-to-date total return as of 9/30/2014 is +4.99%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/31/2008	35.06%	15.82%	7.80%
Institutional Class (after taxes on distributions)	3/31/2008	31.78%	14.95%	6.69%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/31/2008	22.40%	12.71%	6.35%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.72%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.80%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$82
3 Years	$275
5 Years	$484
10 Years	$1,088

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+19.39%
Lowest Quarter: 4th Quarter 2008	-19.36%
Year-to-date total return as of 9/30/2014 is +0.85%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	39.54%	22.19%	9.89%
Institutional Class (after taxes on distributions)	7/30/2010	35.73%	21.37%	9.52%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	24.52%	18.17%	8.14%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2010 Michael T. Smith, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.59%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.70%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$72
3 Years	$233
5 Years	$408
10 Years	$915

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 1st Quarter 2012	+18.62%
Lowest Quarter: 4th Quarter 2008	-18.87%
Year-to-date total return as of 9/30/2014 is +3.86%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	6/30/1999	33.61%	21.05%	9.54%
Institutional Class (after taxes on distributions)	6/30/1999	33.61%	20.91%	9.45%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	6/30/1999	19.02%	17.29%	7.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2010 Bruce C. Olson, CFA, Portfolio Manager / 2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Disciplined U.S. Core Fund, the Large Cap Core Fund, the Large Cap Growth Fund, the Large Company Value Fund, and the Premier Large Company Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Capital Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	11/3/1997
Institutional Class	Ticker: WWCIX	Fund Number: 3121

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Disciplined U.S. Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Greg Golden, CFA
Fund Inception:	2/28/1990
Institutional Class	Ticker: EVSIX	Fund Number: 4102

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October, 31, 2014 and is expected to change frequently. Furthermore, we may use futures to manage risk or to enhance return.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings profile. Our fundamental research identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company's relative valuation, operational and financial performance, and stock price behavior. Our approach seeks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Futures Contracts Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Endeavor Select Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	12/29/2000
Institutional Class	Ticker: WFCIX	Fund Number: 3124

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies; including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/31/1993
Institutional Class	Ticker: SGRNX	Fund Number: 3105

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Jeffrey Peck; Jean-Baptiste Nadal, CFA; Miguel E. Giaconi, CFA
Fund Inception:	8/1/2006
Institutional Class	Ticker: EIVIX	Fund Number: 517

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Jeff C. Moser, CFA
Fund Inception:	12/17/2007
Institutional Class	Ticker: EGOIX	Fund Number: 4703

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C.Ognar, CFA; Bruce C.Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/30/1981
Institutional Class	Ticker: STNFX	Fund Number: 4137

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Company Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Phocas Financial Corporation
Portfolio Managers	Stephen L. Block, CFA; William F.K. Schaff, CFA
Fund Inception:	7/1/1993
Institutional Class	Ticker: WLCIX	Fund Number: 3156

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	4/29/1968
Institutional Class	Ticker: EKONX	Fund Number: 4138

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	9/11/1935
Institutional Class	Ticker: EKJYX	Fund Number: 4123

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk
 The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of the adviser's derivative strategies will be affected by its ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the adviser believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Focused Portfolio Risk
 Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk
 A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk
 Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Capital Growth Fund	0.48%
Disciplined U.S. Core Fund	0.29%
Endeavor Select Fund	0.62%
Growth Fund	0.59%
Intrinsic Value Fund	0.55%
Large Cap Core Fund	0.50%
Large Cap Growth Fund	0.49%
Large Company Value Fund	0.46%
Omega Growth Fund	0.69%
Premier Large Company Growth Fund	0.54%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC ("Golden Capital"), a registered investment adviser located at 5 Resource Square, Suite 400, 10715 David Taylor Drive, Charlotte, NC 28262, serves as a sub-adviser and provides portfolio management services to one or more Funds. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital provides domestic and international equity portfolios to individual investors and institutions of all sizes.

Wells Fargo Bank, N.A. ("Wells Fargo Bank"), an affiliate of Funds Management, a wholly owned subsidiary of Wells Fargo & Company, owns a 65% majority stake interest in Golden Capital. Per agreement, another affiliate of Funds Management has the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become indirectly wholly owned by Wells Fargo & Company. If and to the extent exemptive relief or guidance is available from the SEC or its staff, shareholder approval would not be sought for these subsequent transactions. For additional information about Wells Fargo Bank's ownership interest in Golden Capital, please see the section entitled "Sub-Advisers" in the Statement of Additional Information.

Greg Golden, CFA Disciplined U.S. Core Fund	Mr. Golden co-founded Golden Capital in 1999, where he currently serves as the President, Chief Executive Officer and portfolio manager.
Jeff C. Moser, CFA Large Cap Core Fund	Mr. Moser co-founded Golden Capital in 1999, where he currently serves as the Chief Operating Officer and portfolio manager.

Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, serves as the sub-adviser and provides portfolio management services to one or more Funds. MWCM, an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Miguel E. Giaconi, CFA Intrinsic Value Fund	Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research with the Intrinsic Value team.
Jean-Baptiste Nadal, CFA Intrinsic Value Fund

Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Lead Portfolio Manager for the Intrinsic Value team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Jeffrey Peck Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as Managing Director and Lead Portfolio Manager with the Intrinsic Value team.

Phocas Financial Corporation ("Phocas Financial"), a registered investment adviser, is located at 980 Atlantic Avenue, Suite 106, Alameda, CA 94501,serves as the sub-adviser and provides portfolio management services to one or more Funds.  Phocas provides investment advisory services to state and municipal pensions funds, corporate retirement plans, trusts and individual investors.

Stephen L. Block, CFA Large Company Value Fund	Mr. Block joined Phocas Financial in 2006, where he currently serves as a Portfolio Manager.
William F.K. Schaff, CFA Large Company Value Fund	Mr. Schaff founded Phocas Financial in 2005, where he currently serves as a Chief Executive Officer and Portfolio Manager.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Compensation to Dealers and Shareholder Servicing Agents

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, each Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the selling agent. In addition, representatives of the each Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Buy Shares

Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management.

Specific eligibility requirements that apply to these entities include:

■

Employee benefit plan programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $1 million in a Fund;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial investment amount of $5 million in a Fund;

■

Individual investors who invest a minimum initial amount of $5 million directly with a Fund; and

■

Certain investors and related accounts as detailed in the Funds' Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Online

A new account may not be opened by telephone or online unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

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Call Investor Services at
1-800-222-8222 or

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Call 1-800-368-7550 for the
automated phone system or

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Visit our Web site at
wellsfargoadvantagefunds.com

By Wire

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Complete and sign the Institutional Class
account application.
Call Investor Services at 1-800-222-8222 for
faxing instructions.
Use the following wiring instructions:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

■ To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Other Share Classes. You may be eligible to invest in one or more classes of shares offered by a Fund. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary for more information regarding the Fund's available share classes.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

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To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Redemption proceeds are usually wired to the financial intermediary the following business day.

Online	Visit our Web site at wellsfargoadvantagefunds.com.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.  For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

Share Class Performance
 The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Capital Growth Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. If these expenses had not included, returns would be higher.

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Disciplined U.S. Core Fund -Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Enhanced S&P 500 Fund.

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Endeavor Select Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. If these expenses had not been included, returns would be higher.

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Intrinsic Value Fund - Historical performance shown for the Institutional Class shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Intrinsic Value Fund.

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Large Cap Core Fund - Historical performance shown for the Institutional Class shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Golden Large Cap Core Fund.

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Large Cap Growth Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

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Large Company Value Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

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Omega Growth Fund - Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Omega Fund.

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Premier Large Company Growth Fund - Historical performance shown for the Institutional Class of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Large Company Growth Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.84	$17.56	$16.96	$13.57	$12.27
Net Investment income (loss)	0.01[1]	0.09[1]	0.03[1]	0.00[1,2]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	4.00	3.58	0.57	3.39	1.36
Total from investment operations	4.01	3.67	0.60	3.39	1.36
Distributions to shareholders from
Net investment income	(0.08)	(0.09)	0.00	0.00	(0.06)
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00
Total distributions to shareholders	(2.31)	(0.39)	0.00	0.00	(0.06)
Net asset value, end of period	$22.54	$20.84	$17.56	$16.96	$13.57
Total return	19.76%	21.42%	3.48%	25.07%	10.97%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.78%	0.78%	0.82%
Net expenses	0.65%	0.67%	0.70%	0.70%	0.75%
Net investment income (loss)	0.05%	0.46%	0.21%	0.00%	(0.06)%
Supplemental data
Portfolio turnover rate	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$49,816	$331,310	$543,933	$988,633	$473,777
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.

Disciplined U.S. Core Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.43	$14.78	$14.39	$11.99	$11.99
Net investment income	0.26[2]	0.35	0.26[2]	0.22	0.00
Net realized and unrealized gains (losses) on investments	2.37	3.23	0.93	2.19	0.00
Total from investment operations	2.63	3.58	1.19	2.41	0.00
Distributions to shareholders from
Net investment income	(0.31)	(0.30)	(0.30)	(0.01)	0.00
Net realized gains	(2.28)	(1.63)	(0.50)	0.00	0.00
Total distributions to shareholders	(2.59)	(1.93)	(0.80)	(0.01)	0.00
Net asset value, end of period	$16.47	$16.43	$14.78	$14.39	$11.99
Total return	17.48%	27.16%	9.02%	20.10%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.49%	0.51%	0.00%
Net expenses	0.48%	0.48%	0.48%	0.47%	0.00%
Net investment income	1.63%	2.08%	1.80%	1.62%	0.00%
Supplemental data
Portfolio turnover rate	71%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$91,144	$1,875	$1,215	$12	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding

Endeavor Select Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.95	$10.75	$10.37	$8.28	$7.39
Net Investment income (loss)	(0.03)[1]	0.06[1]	(0.01)[1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	2.45	2.14	0.39	2.10	0.93
Total from investment operations	2.42	2.20	0.38	2.09	0.92
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	0.00	(0.03)
Net realized gains	(0.67)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.72)	0.00	0.00	0.00	(0.03)
Net asset value, end of period	$14.65	$12.95	$10.75	$10.37	$8.28
Total return	18.98%	20.37%	3.66%	25.24%	12.41%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.80%	0.80%	0.83%
Net expenses	0.80%	0.80%	0.79%	0.80%	0.80%
Net investment income (loss)	(0.22)%	0.50%	(0.06)%	(0.08)%	(0.07)%
Supplemental data
Portfolio turnover rate	100%	97%	94%	100%	139%
Net assets, end of period (000s omitted)	$618,502	$508,685	$735,633	$853,494	$933,587
1	Calculated based upon average shares outstanding

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$50.63	$40.83	$38.49	$27.88	$22.46
Net Investment income (loss)	(0.13)	0.01[1]	(0.05)[1]	(0.12)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	5.81	9.79	2.86	10.73	5.45
Total from investment operations	5.68	9.80	2.81	10.61	5.42
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00
Net asset value, end of period	$54.54	$50.63	$40.83	$38.49	$27.88
Total return	11.26%	24.03%	7.37%	38.06%	24.13%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%	0.81%	0.86%
Net expenses	0.75%	0.75%	0.76%	0.80%	0.80%
Net investment income (loss)	(0.21)%	0.02%	(0.13)%	(0.35)%	(0.12)%
Supplemental data
Portfolio turnover rate	42%	38%	47%	54%	72%
Net assets, end of period (000s omitted)	$2,975,721	$2,649,095	$2,312,074	$992,748	$367,360
1	Calculated based upon average shares outstanding

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.58	$10.48	$11.56	$9.87	$8.51
Net investment income	0.13	0.16	0.14[2]	0.13[2]	0.12[2]
Net realized and unrealized gains (losses) on investments	1.53	2.73	0.24	1.67	1.32
Total from investment operations	1.66	2.89	0.38	1.80	1.44
Distributions to shareholders from
Net investment income	(0.11)	(0.15)	(0.33)	(0.11)	(0.08)
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00
Total distributions to shareholders	(0.57)	(0.79)	(1.46)	(0.11)	(0.08)
Net asset value, end of period	$13.67	$12.58	$10.48	$11.56	$9.87
Total return	13.64%	29.04%	4.71%	18.32%	16.93%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.83%	0.79%	0.94%
Net expenses	0.70%	0.73%	0.82%	0.79%	0.88%
Net investment income	0.99%	1.21%	1.35%	1.16%	1.27%
Supplemental data
Portfolio turnover rate	23%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$244,378	$221,128	$222,949	$277,329	$1,109,507
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Intrinsic Value Fund.

2	Calculated based upon average shares outstanding

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.16	$9.52	$8.77	$7.38	$6.97
Net investment income	0.11[2]	0.13[2]	0.12	0.10[2]	0.08
Net realized and unrealized gains(losses) on investments	2.21	2.63	0.73	1.35	0.46
Total from investment operations	2.32	2.76	0.85	1.45	0.54
Distributions to shareholders from
Net investment income	(0.13)	(0.12)	(0.10)	(0.06)	(0.13)
Net asset value, end of period	$14.35	$12.16	$9.52	$8.77	$7.38
Total return	19.21%	29.38%	9.88%	19.65%	7.79%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.90%	0.94%	0.86%	2.80%
Net expenses	0.66%	0.66%	0.66%	0.66%	0.89%
Net investment income	0.83%	1.24%	1.19%	1.32%	1.09%
Supplemental data
Portfolio turnover rate	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$5,775	$537	$480	$478	$3,132
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Golden Large Cap Core Fund.

2	Calculated based upon average shares outstanding

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$40.11	$33.16	$31.73	$24.54	$24.54
Net investment income (loss)	0.11	0.20	(0.08)[2]	(0.00)[3]	0.00[3]
Net realized and unrealized gains (losses) on investments	7.09	6.86	1.51	7.19	0.00[3]
Total from investment operations	7.20	7.06	1.43	7.19	0.00[3]
Distributions to shareholders from
Net investment income	(0.13)	(0.11)	0.00	0.00	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.51)	(0.11)	0.00	0.00	0.00
Net asset value, end of period	$45.80	$40.11	$33.16	$31.73	$24.54
Total return[4]	18.16%	21.34%	4.47%	29.34%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.81%	0.00%
Net expenses	0.65%	0.69%	0.75%	0.75%	0.00%
Net investment income (loss)	0.28%	0.53%	(0.25)%	(0.01)%	0.00%
Supplemental data
Portfolio turnover rate	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$596,006	$508,853	$601,684	$846	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.44	$13.00	$12.68	$11.08	$9.86
Net investment income	0.18[1]	0.26[1]	0.22	0.14	0.14
Net realized and unrealized gains (losses) on investments	2.05	3.45	0.35	1.54	1.23
Total from investment operations	2.23	3.71	0.57	1.68	1.37
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.25)	(0.08)	(0.15)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.76)	(0.27)	(0.25)	(0.08)	(0.15)
Net asset value, end of period	$16.91	$16.44	$13.00	$12.68	$11.08
Total return	14.16%	28.93%	4.67%	15.36%	13.76%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.85%	0.89%	0.96%
Net expenses	0.65%	0.65%	0.66%	0.75%	0.75%
Net investment income	1.10%	1.83%	1.80%	1.12%	1.28%
Supplemental data
Portfolio turnover rate	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$863	$3,299	$15,924	$14,401	$9
1	Calculated based upon average shares outstanding

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Institutional Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$50.40	$40.81	$39.77	$31.12	$31.12
Net investment income (loss)	(0.24)	0.11[2]	(0.10)	(0.03)	0.00
Net realized and unrealized gains (losses) on investments	8.71	10.89	1.14	8.68	0.00
Total from investment operations	8.47	11.00	1.04	8.65	0.00
Distributions to shareholders from
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00
Net asset value, end of period	$53.10	$50.40	$40.81	$39.77	$31.12
Total return[3]	17.17%	27.68%	2.62%	27.80%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.91%	0.92%	0.88%	0.00%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.00%
Net investment income (loss)	(0.36)%	0.24%	(0.24)%	(0.34)%	0.00%
Supplemental data
Portfolio turnover rate	101%	88%	101%	123%	116%
Net assets, end of period (000s omitted)	$49,960	$3,507	$779	$656	$10
1	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2	Calculated based upon average shares outstanding
3	Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Institutional Class	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$12.71	$10.28	$9.91	$7.75	$7.24	$7.22
Net investment income	0.01[4]	0.00[3]	0.00[3,4]	0.02[4]	0.02	0.06[4]
Net realized and unrealized gains (losses) on investments	2.05	2.43	0.62	2.15	0.57	0.02
Total from investment operations	2.06	2.43	0.62	2.17	0.59	0.08
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.08)	(0.06)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.25)	(0.01)	(0.08)	(0.06)
Net asset value, end of period	$14.77	$12.71	$10.28	$9.91	$7.75	$7.24
Total return[5]	16.21%	23.64%	6.48%	28.03%	8.20%	1.28%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.76%	0.79%	0.81%	0.83%	0.87%
Net expenses	0.70%	0.71%	0.75%	0.75%	0.82%	0.87%
Net investment income	0.07%	0.16%	0.04%	0.22%	0.34%	1.04%
Supplemental data
Portfolio turnover rate	37%	32%	51%	65%	89%	24%
Net assets, end of period (000s omitted)	$1,031,979	$1,328,994	$223,616	$30,493	$18,841	$11,335
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Large Company Growth Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Amount is less than $0.005.
4	Calculated based upon average shares outstanding
5	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells Fargo Funds Management, LLC. All rights reserved	124LCIT/P104 12-14 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Class R*

Intrinsic Value Fund
EIVTX
Large Cap Growth Fund
STMFX
Omega Growth Fund
EKORX

*Class R shares are only available to participants in certain retirement plans.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.63%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.41%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$144
3 Years	$459
5 Years	$797
10 Years	$1,752

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R

Highest Quarter: 2nd Quarter 2009	18.07%
Lowest Quarter: 4th Quarter 2008	-20.31%
Year-to-date total return as of 9/30/2014 is +5.36%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
Class R	3/1/2013	29.46%	18.07%	7.94%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	5.90%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Jeffrey Peck, Portfolio Manager / 2006 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013 Miguel E. Giaconi, CFA Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with Wells Fargo Funds Distributor, LLC (WFFD). These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.32%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$134
3 Years	$450
5 Years	$788
10 Years	$1,745

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R

Highest Quarter: 1st Quarter 2012	+17.86%
Lowest Quarter: 4th Quarter 2008	-22.24%
Year-to-date total return as of 9/30/2014 is +4.00%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	6/15/2012	34.04%	19.72%	7.95%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with Wells Fargo Funds Distributor, LLC (WFFD). These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Omega Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.72%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.55%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$158
3 Years	$494
5 Years	$853
10 Years	$1,866

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R

Highest Quarter: 1st Quarter 2012	+19.21%
Lowest Quarter: 3rd Quarter 2011	-19.47%
Year-to-date total return as of 9/30/2014 is +0.27%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	10/10/2003	38.48%	21.37%	9.25%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2010 Michael T. Smith, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with Wells Fargo Funds Distributor, LLC (WFFD). These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Cap Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Jeffrey Peck; Jean-Baptiste Nadal, CFA; Miguel E. Giaconi, CFA
Fund Inception:	8/1/2006
Class R	Ticker: EIVTX	Fund Number: 3616

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/30/1981
Class R	Ticker: STMFX	Fund Number: 3615

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Omega Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	4/29/1968
Class R	Ticker: EKORX	Fund Number: 799

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances,

■

the Fund invests at least 80% of its total assets in equity securities; and

■

may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

We may invest in the equity securities of companies of any market capitalization. We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Focused Portfolio Risk
 Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk
 Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Intrinsic Value Fund	0.55%
Large Cap Growth Fund	0.49%
Omega Growth Fund	0.69%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, serves as the sub-adviser and provides portfolio management services to one or more Funds. MWCM, an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Miguel E. Giaconi, CFA Intrinsic Value Fund	Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research with the Intrinsic Value team.
Jean-Baptiste Nadal, CFA Intrinsic Value Fund

Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Lead Portfolio Manager for the Intrinsic Value team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Jeffrey Peck Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as Managing Director and Lead Portfolio Manager with the Intrinsic Value team.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Large Cap Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Large Cap Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Omega Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Omega Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Compensation to Dealers and Shareholder Servicing Agents

Distribution Plan
 Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class R shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution- related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:

Fund	Class R
Intrinsic Value Fund	0.25%
Large Cap Growth Fund	0.25%
Omega Growth Fund	0.25%

These fees are paid out of the Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
 The Funds have a shareholder servicing plan. Under this plan, various shareholder servicing agents have been authorized to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for the Funds' Class R shares. For these services, the Funds' Class R shares pay an annual fee of up to 0.25% of their average daily net assets.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, each Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the selling agent. In addition, representatives of the each Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Buy Shares

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts. Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
If a financial intermediary purchases Class R shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Class R shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Class R shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

General Notes for Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Share Class Performance
The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Intrinsic Value Fund - Historical performance shown for Class R shares prior to their inception is based on the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R.

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Large Cap Growth Fund - Historical performance shown for Class R shares prior to their inception is based on the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class R. Historical performance shown for Class R shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Omega Fund.

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Omega Growth Fund - Historical performance shown for Class R shares of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Omega Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2014	2013[1]
Net asset value, beginning of period	$12.55	$11.20
Net investment income	0.03	0.00[2]
Net realized and unrealized gains (losses) on investments	1.54	1.35
Total from investment operations	1.57	1.35
Distributions to shareholders from
Net realized gains	(0.46)	0.00
Net asset value, end of period	$13.66	$12.55
Total return[3]	12.77%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.46%
Net expenses	1.41%	1.41%
Net investment income	0.26%	0.01%
Supplemental data
Portfolio turnover rate	23%	28%
Net assets, end of period (000s omitted)	$28	$18
1	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R	2014	2013	2012[1]
Net asset value, beginning of period	$39.59	$32.86	$32.91
Net investment loss	(0.15)	(0.06)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	6.97	6.80	0.00[3]
Total from investment operations	6.82	6.74	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00
Net realized gains	(1.38)	0.00	0.00
Total distributions to shareholders	(1.38)	(0.01)	0.00
Net asset value, end of period	$45.03	$39.59	$32.86
Total return[4]	17.42%	20.53%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.47%	1.47%
Net expenses	1.32%	1.32%	1.32%
Net investment loss	(0.41)%	(0.16)%	(0.95)%
Supplemental data
Portfolio turnover rate	35%	57%	46%
Net assets, end of period (000s omitted)	$12,295	$8,149	$5,065
1	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005.
4	Returns for periods of less than one year are not annualized.

Omega Growth Fund

For a share outstanding throughout each period

	Year ended July 31					Year ended September 30
Class R	2014	2013	2012	2011	2010[1,2]	2009[1]
Net asset value, beginning of period	$46.90	$38.35	$37.66	$29.69	$28.09	$26.99
Net investment income (loss)	(0.53)[3]	(0.09)	(0.36)[3]	(0.13)	(0.16)[3]	0.08[3]
Net realized and unrealized gains (losses) on investments	8.02	10.05	1.05	8.10	1.94	1.02
Total from investment operations	7.49	9.96	0.69	7.97	1.78	1.10
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.18)	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.18)	0.00
Net asset value, end of period	$48.62	$46.90	$38.35	$37.66	$29.69	$28.09
Total return[4]	16.30%	26.73%	1.83%	26.89%	6.29%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.59%	1.60%	1.59%	1.60%	1.76%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.59%	1.67%
Net investment income (loss)	(1.09)%	(0.38)%	(0.99)%	(1.08)%	(0.65)%	0.35%
Supplemental data
Portfolio turnover rate	101%	88%	101%	123%	116%	26%
Net assets, end of period (000s omitted)	$20,095	$23,745	$15,408	$6,515	$1,523	$838
1

After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Omega Fund.

2	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.
3	Calculated based upon average shares outstanding
4	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells Fargo Funds Management, LLC. All rights reserved	124LCNR/P107 12-14 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Class R4*

Capital Growth Fund
WCGRX
Intrinsic Value Fund
EIVRX
Large Cap Growth Fund
SLGRX
Premier Large Company Growth Fund
EKJRX

*Class R4 shares are only available to participants in certain retirement plans.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

 Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Capital Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$77
3 Years	$278
5 Years	$497
10 Years	$1,127

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R4

Highest Quarter: 1st Quarter 2012	+18.59%
Lowest Quarter: 4th Quarter 2008	-26.50%
Year-to-date total return as of 9/30/2014 is +3.69%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
R4 Class	11/30/2012	38.32%	19.37%	7.96%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2004 Michael T. Smith, CFA, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R4: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$82
3 Years	$275
5 Years	$484
10 Years	$1,088

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R4

Highest Quarter: 2nd Quarter 2009	+18.22%
Lowest Quarter: 4th Quarter 2008	-20.20%
Year-to-date total return as of 9/30/2014 is +5.84%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
R4 Class	11/30/2012	30.10%	18.70%	8.47%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	5.90%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Jeffrey Peck, Portfolio Manager / 2006 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013 Miguel E. Giaconi, CFA Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R4: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.75%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$77
3 Years	$270
5 Years	$479
10 Years	$1,083

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R4

Highest Quarter: 1st Quarter 2012	+18.08%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2014 is +4.46%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
R4 Class	11/30/2012	34.80%	20.24%	8.26%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R4: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.59%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.80%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$82
3 Years	$264
5 Years	$462
10 Years	$1,033

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R4

Highest Quarter: 1st Quarter 2012	+18.61%
Lowest Quarter: 4th Quarter 2008	-18.87%
Year-to-date total return as of 9/30/2014 is +3.72%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
R4 Class	11/30/2012	33.52%	21.01%	9.52%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2010 Bruce C. Olson, CFA, Portfolio Manager / 2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R4: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Cap Growth Fund and the Premier Large Company Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Capital Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	11/3/1997
Class R4	Ticker: WCGRX	Fund Number: 4600

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Jeffrey Peck; Jean-Baptiste Nadal, CFA; Miguel E. Giaconi, CFA
Fund Inception:	8/1/2006
Class R4	Ticker: EIVRX	Fund Number: 4612
Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/30/1981
Class R4	Ticker: SLGRX	Fund Number: 4613

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	9/11/1935
Class R4	Ticker: EKJRX	Fund Number: 4614

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Focused Portfolio Risk
 Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Capital Growth Fund	0.48%
Intrinsic Value Fund	0.55%
Large Cap Growth Fund	0.49%
Premier Large Company Growth Fund	0.54%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, serves as the sub-adviser and provides portfolio management services to one or more Funds. MWCM, an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Miguel E. Giaconi, CFA Intrinsic Value Fund	Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research with the Intrinsic Value team.
Jean-Baptiste Nadal, CFA Intrinsic Value Fund

Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Lead Portfolio Manager for the Intrinsic Value team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Jeffrey Peck Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as Managing Director and Lead Portfolio Manager with the Intrinsic Value team.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Capital Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Capital Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
The Funds have a shareholder servicing plan. Under this plan, various shareholder servicing agents have been authorized to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for the Funds' Class R4 shares. For these services, the Funds' Class R4 shares pay an annual fee of up to 0.10% of their average daily net assets.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, each Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the selling agent. In addition, representatives of the each Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Buy Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts. Eligible retirement plans of qualifying size generally may open an account and purchase Class R4 shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
If a financial intermediary purchases Class R4 shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Class R4 shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Class R4 shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

General Notes for Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.  For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Share Class Performance
 The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Capital Growth Fund - Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to Class R4.

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Intrinsic Value Fund - Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to Class R4.

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Large Cap Growth Fund - Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to Class R4.

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Premier Large Company Growth Fund - Historical performance shown for Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to Class R4.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R4	2014	2013[1]
Net asset value, beginning of period	$20.83	$18.22
Net investment income (loss)	(0.02)	0.05
Net realized and unrealized gains (losses) on investments	3.99	2.95
Total from investment operations	3.97	3.00
Distributions to shareholders from
Net investment income	(0.05)	(0.09)
Net realized gains	(2.23)	(0.30)
Total distributions to shareholders	(2.28)	(0.39)
Net asset value, end of period	$22.52	$20.83
Total return[2]	19.56%	16.86%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.90%
Net expenses	0.75%	0.75%
Net investment income (loss)	(0.10)%	0.37%
Supplemental data
Portfolio turnover rate	94%	107%
Net assets, end of period (000s omitted)	$14	$12
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Returns for periods of less than one year are not annualized.

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class R4	2014	2013[1]
Net asset value, beginning of period	$12.55	$11.10
Net investment income	0.12	0.09
Net realized and unrealized gains (losses) on investments	1.54	2.15
Total from investment operations	1.66	2.24
Distributions to shareholders from
Net investment income	(0.10)	(0.15)
Net realized gains	(0.46)	(0.64)
Total distributions to shareholders	(0.56)	(0.79)
Net asset value, end of period	$13.65	$12.55
Total return[2]	13.55%	21.73%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.88%
Net expenses	0.80%	0.80%
Net investment income	0.88%	0.99%
Supplemental data
Portfolio turnover rate	23%	28%
Net assets, end of period (000s omitted)	$15	$14
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Returns for periods of less than one year are not annualized.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R4	2014	2013[1]
Net asset value, beginning of period	$40.05	$34.26
Net investment income	0.08	0.09
Net realized and unrealized gains (losses) on investments	7.11	5.81
Total from investment operations	7.19	5.90
Distributions to shareholders from
Net investment income	(0.10)	(0.11)
Net realized gains	(1.38)	0.00
Total distributions to shareholders	(1.48)	(0.11)
Net asset value, end of period	$45.76	$40.05
Total return[2]	18.07%	17.37%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.87%
Net expenses	0.75%	0.75%
Net investment income	0.17%	0.39%
Supplemental data
Portfolio turnover rate	35%	57%
Net assets, end of period (000s omitted)	$2,129	$12
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R4	2014	2013[1]
Net asset value, beginning of period	$12.70	$10.81
Net investment income (loss)	(0.01)	0.00[2]
Net realized and unrealized gains (losses) on investments	2.06	1.89
Total from investment operations	2.05	1.89
Net asset value, end of period	$14.75	$12.70
Total return[3]	16.14%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%
Net expenses	0.80%	0.80%
Net investment income (loss)	(0.11)%	0.06%
Supplemental data
Portfolio turnover rate	37%	32%
Net assets, end of period (000s omitted)	$765	$131
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells Fargo Funds Management, LLC. All rights reserved	124LC4R/P107R4 12-14 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Investor Class

Capital Growth Fund
SLGIX
Growth Fund
(The Fund is closed to most new investors)
SGROX
Large Cap Core Fund
WFLNX
Large Cap Growth Fund
STRFX
Large Company Value Fund
SDVIX
Premier Large Company Growth Fund
WFPNX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Capital Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.17%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$119
3 Years	$404
5 Years	$709
10 Years	$1,577

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

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at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

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up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2012	+18.48%
Lowest Quarter: 4th Quarter 2008	-26.58%
Year-to-date total return as of 9/30/2014 is +3.35%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	11/3/1997	37.76%	18.75%	7.36%
Investor Class (after taxes on distributions)	11/3/1997	34.35%	18.09%	6.76%
Investor Class (after taxes on distributions and the sale of Fund Shares)	11/3/1997	23.79%	15.26%	5.89%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2004 Michael T. Smith, CFA, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.61%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.24%
1.	The Adviser has committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$126
3 Years	$393
5 Years	$681
10 Years	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2012	+19.35%
Lowest Quarter: 4th Quarter 2008	-22.97%
Year-to-date total return as of 9/30/2014 is -1.02%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	12/31/1993	33.04%	25.47%	12.04%
Investor Class (after taxes on distributions)	12/31/1993	31.87%	25.20%	11.92%
Investor Class (after taxes on distributions and the sale of Fund Shares)	12/31/1993	19.49%	21.11%	10.08%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		34.23%	20.56%	7.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2002 Bruce C. Olson, CFA, Portfolio Manager / 2005 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
 Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

The Fund is closed to most new investors. For further information, please see the section entitled "Additional Purchase and Redemption Information" in the SAI.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Core Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.20%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$122
3 Years	$413
5 Years	$725
10 Years	$1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2012	+15.12%
Lowest Quarter: 4th Quarter 2008	-19.67%
Year-to-date total return as of 9/30/2014 is +9.31%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Investor Class (before taxes)	7/16/2010	38.88%	16.38%	5.69%
Investor Class (after taxes on distributions)	7/16/2010	38.71%	16.23%	5.54%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	22.14%	13.28%	4.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.13%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$115
3 Years	$391
5 Years	$688
10 Years	$1,532

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2012	+17.89%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2014 is +4.17%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	12/30/1981	34.29%	19.89%	8.10%
Investor Class (after taxes on distributions)	12/30/1981	33.24%	19.70%	8.01%
Investor Class (after taxes on distributions and the sale of Fund Shares)	12/30/1981	20.14%	16.26%	6.61%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Large Company Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.16%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$118
3 Years	$407
5 Years	$717
10 Years	$1,597

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 3rd Quarter 2009	+17.55%
Lowest Quarter: 4th Quarter 2008	-21.69%
Year-to-date total return as of 9/30/2014 is +4.58%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	7/1/1993	34.37%	15.17%	7.26%
Investor Class (after taxes on distributions)	7/1/1993	31.31%	14.44%	6.27%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/1/1993	21.85%	12.18%	5.91%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Phocas Financial Corporation	Stephen L. Block, CFA, Portfolio Manager / 2008 William F.K. Schaff, CFA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.59%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.18%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$120
3 Years	$385
5 Years	$671
10 Years	$1,484

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 1st Quarter 2012	+18.53%
Lowest Quarter: 4th Quarter 2008	-18.82%
Year-to-date total return as of 9/30/2014 is +3.50%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	7/16/2010	32.96%	20.50%	9.11%
Investor Class (after taxes on distributions)	7/16/2010	32.96%	20.38%	9.04%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	18.66%	16.81%	7.50%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2010 Bruce C. Olson, CFA, Portfolio Manager / 2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
 Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Cap Core Fund, the Large Cap Growth Fund, the Large Company Value Fund and the Premier Large Company Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Capital Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	11/3/1997
Investor Class	Ticker: SLGIX	Fund Number: 3204

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/31/1993
Investor Class	Ticker: SGROX	Fund Number: 3226

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We may invest in the equity securities of companies of any market capitalization. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk ■ Management Risk	■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Core Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	Jeff C. Moser, CFA
Fund Inception:	12/17/2007
Investor Class	Ticker: WFLNX	Fund Number: 3259

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception	12/30/1981
Investor Class	Ticker: STRFX	Fund Number: 3209

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Company Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Phocas Financial Corporation
Portfolio Managers	Stephen L. Block, CFA; William F.K. Schaff, CFA
Fund Inception:	7/1/1993
Investor Class	Ticker: SDVIX	Fund Number: 3223

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be approximately in the top 20% of market capitalization. We then use our own predetermined criteria (e.g., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.

We regularly review the investments of the Fund and may sell a Fund holding when, among other reasons, we believe there is a deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. Specifically, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the Fund's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	9/11/1935
Investor Class	Ticker: WFPNX	Fund Number: 3260

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

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at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

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up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk
 Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Capital Growth Fund	0.48%
Growth Fund	0.59%
Large Cap Core Fund	0.50%
Large Cap Growth Fund	0.49%
Large Company Value Fund	0.46%
Premier Large Company Growth Fund	0.54%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Golden Capital Management, LLC ("Golden Capital"), a registered investment adviser located at 5 Resource Square, Suite 400, 10715 David Taylor Drive, Charlotte, NC 28262, serves as a sub-adviser and provides portfolio management services to one or more Funds. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital provides domestic and international equity portfolios to individual investors and institutions of all sizes.

Wells Fargo Bank, N.A. ("Wells Fargo Bank"), an affiliate of Funds Management, a wholly owned subsidiary of Wells Fargo & Company, owns a 65% majority stake interest in Golden Capital. Per agreement, another affiliate of Funds Management has the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become indirectly wholly owned by Wells Fargo & Company. If and to the extent exemptive relief or guidance is available from the SEC or its staff, shareholder approval would not be sought for these subsequent transactions. For additional information about Wells Fargo Bank's ownership interest in Golden Capital, please see the section entitled "Sub-Advisers" in the Statement of Additional Information.

Jeff C. Moser, CFA Large Cap Core Fund	Mr. Moser co-founded Golden Capital in 1999, where he currently serves as the Chief Operating Officer and portfolio manager.

Phocas Financial Corporation ("Phocas Financial"), a registered investment adviser, is located at 980 Atlantic Avenue, Suite 106, Alameda, CA 94501,serves as the sub-adviser and provides portfolio management services to one or more Funds.  Phocas provides investment advisory services to state and municipal pensions funds, corporate retirement plans, trusts and individual investors.

Stephen L. Block, CFA Large Company Value Fund	Mr. Block joined Phocas Financial in 2006, where he currently serves as a Portfolio Manager.
William F.K. Schaff, CFA Large Company Value Fund	Mr. Schaff founded Phocas Financial in 2005, where he currently serves as a Chief Executive Officer and Portfolio Manager.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Capital Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Capital Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Compensation to Dealers and Shareholder Servicing Agents

Shareholder Servicing Plan
 The Funds have a shareholder servicing plan. Under this plan, various shareholder servicing agents have been authorized to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Investor Class shares of the Funds pay an annual fee of up to 0.25% of average daily net assets.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, each Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the selling agent. In addition, representatives of the each Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargoadvantagefunds.com.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargoadvantagefunds.com or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
Online

You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit wellsfargoadvantagefunds.com.

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To buy additional shares or buy shares of a new Fund, visit wellsfargoadvantagefunds.com.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account application.

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Mail the application with your check made payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266          Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

Receiving bank: State Street Bank & Trust Company, Boston, MA
Bank ABA/routing number: 011000028
Bank account number: 9905-437-1
For credit to: Wells Fargo Advantage Funds
For further credit to: [Your name (as registered on your fund account) and your fund and account number]

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

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Other Share Classes. The Fund offers other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each of the Fund's share classes bears varying expenses and may differ in other features. Consult your financial intermediary for more information regarding the Fund's available share classes.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
Online

Visit our Web site at wellsfargoadvantagefunds.com. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A Medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

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There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Wire Fees. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

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Telephone/Online Redemptions. We will take reasonable steps to confirm that telephone and online instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or online. We will not be liable for any losses incurred if we follow telephone or online instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

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Medallion Guarantees. Medallion guarantees are only required for mailed redemption requests under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption exceeds $100,000 and includes bank account information that is not currently on file with Wells Fargo Advantage Funds or if all of the owners of your Wells Fargo Advantage Fund account are not included in the registration of the bank account provided; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must request a minimum redemption of $100;

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must have your distributions reinvested; and

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may not simultaneously participate in the Automatic Investment Plan, unless your account is a Money Market Fund or an Ultra Short-Term Bond Fund (Ultra Short-Term Income Fund or Ultra Short-Term Municipal Income Fund).

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Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds, except the Large Company Value Fund, generally make distributions of any net investment income and any realized net capital gains at least annually. The Large Company Value Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

The American Taxpayer Relief Act of 2012 extended certain tax rates except those that applied to individual taxpayers with taxable incomes above $400,000 ($450,000 for married taxpayers, $425,000 for heads of households). Taxpayers that are not in the new highest tax bracket continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers in the new highest tax bracket, the maximum tax rate on long-term capital gains and qualified dividends will be 20%. Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

Share Class Performance
 The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Large Cap Core Fund - Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Golden Large Cap Core Fund.

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Premier Large Company Growth Fund - Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Large Company Growth Fund.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Investor Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.75	$16.65	$16.18	$13.02	$11.79
Net investment loss	(0.11)[1]	(0.01)[1]	(0.06)[1]	(0.08)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	3.78	3.41	0.53	3.24	1.31
Total from investment operations	3.67	3.40	0.47	3.16	1.23
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00
Total distributions to shareholders	(2.25)	(0.30)	0.00	0.00	0.00
Net asset value, end of period	$21.17	$19.75	$16.65	$16.18	$13.02
Total return	19.08%	20.78%	2.90%	24.37%	10.35%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.28%	1.28%	1.36%
Net expenses	1.17%	1.20%	1.27%	1.27%	1.35%
Net investment loss	(0.51)%	(0.06)%	(0.37)%	(0.55)%	(0.64)%
Supplemental data
Portfolio turnover rate	94%	107%	116%	116%	128%
Net assets, end of period (000s omitted)	$89,008	$85,306	$81,199	$96,941	$104,200
1	Calculated based upon average shares outstanding

Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Investor Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$46.61	$37.77	$35.83	$26.09	$21.14
Net investment loss	(0.43)	(0.19)[1]	(0.23)[1]	(0.28)[1]	(0.17)[1]
Net realized and unrealized gains (losses) on investments	5.41	9.03	2.64	10.02	5.12
Total from investment operations	4.98	8.84	2.41	9.74	4.95
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00
Net asset value, end of period	$49.82	$46.61	$37.77	$35.83	$26.09
Total return	10.71%	23.40%	6.85%	37.29%	23.42%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.25%	1.26%	1.31%	1.41%
Net expenses	1.24%	1.25%	1.26%	1.31%	1.40%
Net investment loss	(0.70)%	(0.47)%	(0.64)%	(0.85)%	(0.71)%
Supplemental data
Portfolio turnover rate	42%	38%	47%	54%	72%
Net assets, end of period (000s omitted)	$2,256,945	$2,303,191	$2,207,964	$1,707,285	$941,660
1	Calculated based upon average shares outstanding

Large Cap Core Fund

For a share outstanding throughout each period

	Year ended July 31
Investor Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.13	$9.50	$8.75	$7.38	$7.22
Net investment income	0.06	0.07	0.06	0.05	0.00[2]
Net realized and unrealized gains (losses) on investments	2.19	2.63	0.74	1.35	0.16
Total from investment operations	2.25	2.70	0.80	1.40	0.16
Distributions to shareholders from
Net investment income	(0.07)	(0.07)	(0.05)	(0.03)	0.00
Net asset value, end of period	$14.31	$12.13	$9.50	$8.75	$7.38
Total return	18.58%	28.63%	9.21%	18.97%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.38%	1.43%	1.37%	1.37%
Net expenses	1.20%	1.20%	1.21%	1.21%	1.21%
Net investment income	0.44%	0.69%	0.64%	0.53%	1.03%
Supplemental data
Portfolio turnover rate	61%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$229,941	$190,661	$159,422	$158,966	$150,157
1	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010
2	Amount is less than $0.005.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Investor Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$39.69	$32.86	$31.59	$24.54	$21.77
Net investment income (loss)	(0.09)	0.02	(0.07)	(0.06)	(0.02)[1]
Net realized and unrealized gains (losses) on investments	7.01	6.81	1.34	7.11	2.81
Total from investment operations	6.92	6.83	1.27	7.05	2.79
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(1.38)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.38)	0.00	0.00	0.00	(0.02)
Net asset value, end of period	$45.23	$39.69	$32.86	$31.59	$24.54
Total return	17.63%	20.79%	4.02%	28.73%	12.80%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.32%	1.32%	1.43%
Net expenses	1.13%	1.13%	1.18%	1.19%	1.19%
Net investment income (loss)	(0.20)%	0.06%	(0.23)%	(0.19)%	(0.07)%
Supplemental data
Portfolio turnover rate	35%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$467,205	$406,405	$358,017	$336,128	$278,585
1	Calculated based upon average shares outstanding

Large Company Value Fund

For a share outstanding throughout each period

	Year ended July 31
Investor Class	2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.77	$13.26	$12.89	$11.28	$10.05
Net investment income	0.09	0.14	0.16	0.09	0.08
Net realized and unrealized gains (losses) on investments	2.10	3.55	0.36	1.57	1.23
Total from investment operations	2.19	3.69	0.52	1.66	1.31
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.15)	(0.05)	(0.08)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(1.70)	(0.18)	(0.15)	(0.05)	(0.08)
Net asset value, end of period	$17.26	$16.77	$13.26	$12.89	$11.28
Total return	13.60%	28.12%	4.09%	14.75%	13.06%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.34%	1.40%	1.52%
Net expenses	1.16%	1.16%	1.18%	1.32%	1.35%
Net investment income	0.55%	0.94%	1.27%	0.74%	0.70%
Supplemental data
Portfolio turnover rate	59%	78%	37%	35%	42%
Net assets, end of period (000s omitted)	$146,723	$138,565	$123,774	$110,554	$108,703

For a share outstanding throughout each period

Premier Large Company Growth Fund

	Year ended July 31
Investor Class	2014	2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.53	$10.19	$9.87	$7.75	$7.54
Net investment loss	(0.05)	(0.02)	(0.03)	(0.02)	(0.00)[2]
Net realized and unrealized gains (losses) on investments	2.02	2.36	0.60	2.15	0.21
Total from investment operations	1.97	2.34	0.57	2.13	0.21
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	0.00	(0.25)	0.00	0.00
Total distributions to shareholders	0.00	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$14.50	$12.53	$10.19	$9.87	$7.75
Total return[3]	15.72%	22.96%	5.99%	27.48%	2.79%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.25%	1.29%	1.31%	1.36%
Net expenses	1.18%	1.18%	1.19%	1.19%	1.19%
Net investment loss	(0.42)%	(0.21)%	(0.37)%	(0.20)%	(0.59)%
Supplemental data
Portfolio turnover rate	37%	32%	51%	65%	89%
Net assets, end of period (000s omitted)	$197,861	$154,238	$99,675	$79,464	$64,781
1	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells-Fargo Funds Management, LLC. All rights reserved	124LCIV/P106 12-14 ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	December 1, 2014

Large Cap Stock Funds

Prospectus

Class R6*

Capital Growth Fund
WFCRX
Intrinsic Value Fund
EIVFX
Large Cap Growth Fund
STFFX
Premier Large Company Growth Fund
EKJFX

*Class R6 shares are only available to participants in certain retirement plans.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Capital Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$231
5 Years	$416
10 Years	$949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R6

Highest Quarter: 1st Quarter 2012	+18.60%
Lowest Quarter: 4th Quarter 2008	-26.50%
Year-to-date total return as of 9/30/2014 is +3.78%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
R6 Class	11/30/2012	38.56%	19.43%	7.99%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2004 Michael T. Smith, CFA, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R6: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Intrinsic Value Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$227
5 Years	$403
10 Years	$910

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R6

Highest Quarter: 2nd Quarter 2009	+18.22%
Lowest Quarter: 4th Quarter 2008	-20.20%
Year-to-date total return as of 9/30/2014 is +5.46%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
R6 Class	11/30/2012	30.27%	18.73%	8.50%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		32.53%	16.67%	5.90%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Jeffrey Peck, Portfolio Manager / 2006 Jean-Baptiste Nadal, CFA, Portfolio Manager / 2013 Miguel E. Giaconi, CFA Portfolio Manager / 2013

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R6: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Large Cap Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$222
5 Years	$398
10 Years	$905

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R6

Highest Quarter: 1st Quarter 2012	+18.08%
Lowest Quarter: 4th Quarter 2008	-22.21%
Year-to-date total return as of 9/30/2014 is +4.57%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
R6 Class	11/30/2012	34.98%	20.28%	8.27%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R6: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Premier Large Company Growth Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.59%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.65%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$66
3 Years	$217
5 Years	$380
10 Years	$855

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Class R6

Highest Quarter: 1st Quarter 2012	+18.62%
Lowest Quarter: 4th Quarter 2008	-18.87%
Year-to-date total return as of 9/30/2014 is +3.86%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	10 Year
R6 Class	11/30/2012	33.49%	21.05%	9.54%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		33.48%	20.39%	7.83%

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas C. Ognar, CFA, Portfolio Manager / 2010 Bruce C. Olson, CFA, Portfolio Manager / 2010 Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (financial intermediaries may require different minimum investment amounts) Minimum Additional Investment
Class R6: None (financial intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Key Fund Information

This Prospectus contains information about one or more Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC ("Funds Management"), the relevant sub-adviser(s), if applicable, or the portfolio manager(s). "We" may also refer to a Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees ("Board") alone. The objective and strategies description for each Fund tells you:

■

what the Fund is trying to achieve;

■

how we intend to invest your money; and

■

what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investment strategies, policies and practices. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Cap Growth Fund and the Premier Large Company Growth Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' notice.

Principal Investment Risks

This section lists the principal investment risks for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

Capital Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	11/3/1997
Class R6	Ticker: WFCRX	Fund Number: 4650

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We seek to identify companies that have the prospect for improving sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, or reaches our target price, or to take advantage of a better investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic Value Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Jeffrey Peck; Jean-Baptiste Nadal, CFA; Miguel E. Giaconi, CFA
Fund Inception:	8/1/2006
Class R6	Ticker: EIVFX	Fund Number: 4652

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Large Cap Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	12/30/1981
Class R6	Ticker: STFFX	Fund Number: 4653

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers, through ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Premier Large Company Growth Fund

Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Thomas C. Ognar, CFA; Bruce C. Olson, CFA; Joseph M. Eberhardy, CFA, CPA
Fund Inception:	9/11/1935
Class R6	Ticker: EKJFX	Fund Number: 4654

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

■

up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of large-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $244.4 million to $633.4 billion, as of October 31, 2014 and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business models have sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Foreign Investment Risk ■ Investment Style Risk	■ Management Risk ■ Market Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Focused Portfolio Risk
 Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk
 Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Investment Style Risk
 Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management Risk
 Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk
 The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at wellsfargoadvantagefunds.com.

Management of the Funds

The Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, serves as adviser for the Funds. Funds Management is a  wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides investment advisory services for registered mutual funds and closed-end funds.

As adviser, Funds Management is responsible for implementing the investment objectives and strategies of the Funds. To assist Funds Management in performing these responsibilities, Funds Management has contracted with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of each Fund's sub-adviser and supervise and monitor the activities of the sub-advisers on an ongoing basis. Funds Management retains overall responsibility for the management of the Funds.

Funds Management's investment professionals review and analyze each Fund's performance, including relative to peer funds, and monitor each Fund's compliance with its investment objective and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.

For providing these advisory services, Funds Management is entitled to receive the fees disclosed in the row captioned "Management Fees" in each Fund's table of Annual Fund Operating Expenses. Funds Management compensates each sub-adviser from the fees Funds Management receives for its services as adviser to the Funds. A discussion regarding the basis for the Board's approval of the advisory and sub-advisory agreements for a Fund is available in the Fund's shareholder report for the period ended July 31st.

For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, net of any applicable waivers and reimbursements, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Capital Growth Fund	0.48%
Intrinsic Value Fund	0.55%
Large Cap Growth Fund	0.49%
Premier Large Company Growth Fund	0.54%

The Sub-Advisers and Portfolio Managers

The following sub-advisers and portfolio managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as investment adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Metropolitan West Capital Management, LLC ("MWCM"), a registered investment adviser located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, serves as the sub-adviser and provides portfolio management services to one or more Funds. MWCM, an affiliate of Wells Capital Management Incorporated and indirect wholly owned subsidiary of Wells Fargo & Company, provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Miguel E. Giaconi, CFA Intrinsic Value Fund	Mr. Giaconi joined MWCM in 2003, where he currently serves as a Senior Analyst and Director of Research with the Intrinsic Value team.
Jean-Baptiste Nadal, CFA Intrinsic Value Fund

Mr. Nadal joined MWCM in 2011, where he is a Managing Director and serves as Lead Portfolio Manager for the Intrinsic Value team. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.

Jeffrey Peck Intrinsic Value Fund	Mr. Peck joined MWCM in 2004, where he currently serves as Managing Director and Lead Portfolio Manager with the Intrinsic Value team.

Wells Capital Management Incorporated ("Wells Capital Management"), a registered investment adviser located at 525 Market Street, San Francisco, CA 94105, serves as a sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Eberhardy joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas C. Ognar, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Ognar joined Wells Capital or one of its predecessor firms in 1998, where he currently serves as a Portfolio Manager.
Bruce C. Olson, CFA Large Cap Growth Fund Premier Large Company Growth Fund	Mr. Olson joined Wells Capital or one of its predecessor firms in 1994, where he currently serves as a Portfolio Manager.
Thomas J. Pence, CFA Capital Growth Fund	Mr. Pence joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.
Michael T. Smith, CFA Capital Growth Fund	Mr. Smith joined Wells Capital or one of its predecessor firms in 2000, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds that are eligible to rely on the order are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Compensation to Dealers and Shareholder Servicing Agents

Additional Payments to Dealers
 No compensation is paid to broker-dealers or other financial intermediaries (such as banks) from Fund assets on sales of Class R6 shares and related services. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund's shares. None of the Fund's adviser, the distributor or their affiliates makes any type of administrative or service payments to financial intermediaries in connection with investments in Class R6 shares.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is normally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open. To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV is calculated separately for each class of shares of a multiple-class Fund. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading. To the extent that a Fund's assets are traded in other markets on days when the NYSE is not open for regular trading, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the NYSE is open for regular trading.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities acquired with maturities exceeding 60 days are generally valued at the evaluated bid price provided by a pricing service. Debt securities acquired with maturities of 60 days or less are generally valued at amortized cost.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

How to Buy Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares generally are not available to retail accounts. Eligible retirement plans of qualifying size generally may open an account and purchase Class R6 shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earning Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
If a financial intermediary purchases Class R6 shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Class R6 shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Class R6 shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

General Notes for Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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Earning Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) for exchanges into Class A shares, the shareholder must meet all qualifications to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.
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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Advantage Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Advantage Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

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Dividend reinvestments;

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Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

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Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Advantage Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.  For retirement accounts held directly with the Fund, certain fees may apply, including an annual account maintenance fee.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargoadvantagefunds.com. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account. Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax advisor.

Additional Performance Information

This section contains additional information regarding the performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

Index Descriptions
The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of one or more indices. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Share Class Performance
 The following provides additional information about the performance history for specified share classes of Funds contained in this prospectus, including information regarding predecessor funds, if any, and whether performance information presented is based on the history of an older share class.

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Capital Growth Fund - Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes expenses that are not applicable to and are higher than those of the Class R6 shares. If these expenses had not been included, returns would be higher.

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Intrinsic Value Fund - Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes expenses that are not applicable to and are higher than those of the Class R6 shares. If these expenses had not been included, returns would be higher.

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Large Cap Growth Fund - Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes expenses that are not applicable to and are higher than those of the Class R6 shares. If these expenses had not been included, returns would be higher.

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Premier Large Company Growth Fund - Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes expenses that are not applicable to and are higher than those of the Class R6 shares. If these expenses had not been included, returns would be higher.

A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. A Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Capital Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2014	2013[1]
Net asset value, beginning of period	$20.85	$18.22
Net investment income	0.00[2,3]	0.07
Net realized and unrealized gains (losses) on investments	4.00	2.95
Total from investment operations	4.00	3.02
Distributions to shareholders from
Net investment income	(0.06)	(0.09)
Net realized gains	(2.23)	(0.30)
Total distributions to shareholders	(2.29)	(0.39)
Net asset value, end of period	$22.56	$20.85
Total return[4]	19.71%	16.99%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%
Net expenses	0.60%	0.60%
Net investment income	0.01%	0.52%
Supplemental data
Portfolio turnover rate	94%	107%
Net assets, end of period (000s omitted)	$142,754	$58
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Calculated based upon average shares outstanding
3	Amount is less than $0.005 per share.
4	Returns for periods of less than one year are not annualized.

Intrinsic Value Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2014	2013[1]
Net asset value, beginning of period	$12.56	$11.10
Net investment income	0.14[2]	0.19
Net realized and unrealized gains (losses) on investments	1.47	2.06
Total from investment operations	1.61	2.25
Distributions to shareholders from
Net investment income	(0.11)	(0.15)
Net realized gains	(0.46)	(0.64)
Total distributions to shareholders	(0.57)	(0.79)
Net asset value, end of period	$13.60	$12.56
Total return[3]	13.19%	21.84%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%
Net expenses	0.65%	0.65%
Net investment income	1.10%	0.85%
Supplemental data
Portfolio turnover rate	23%	28%
Net assets, end of period (000s omitted)	$150	$3,359
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Calculated based upon average shares outstanding
3	Returns for periods of less than one year are not annualized.

Large Cap Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2014	2013[1]
Net asset value, beginning of period	$40.11	$34.26
Net investment income	0.12	0.15
Net realized and unrealized gains (losses) on investments	7.11	5.82
Total from investment operations	7.23	5.97
Distributions to shareholders from
Net investment income	(0.14)	(0.12)
Net realized gains	(1.38)	0.00
Total distributions to shareholders	(1.52)	(0.12)
Net asset value, end of period	$45.82	$40.11
Total return[2]	18.25%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%
Net expenses	0.60%	0.60%
Net investment income	0.29%	0.26%
Supplemental data
Portfolio turnover rate	35%	57%
Net assets, end of period (000s omitted)	$5,942	$2,278
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Returns for periods of less than one year are not annualized.

Premier Large Company Growth Fund

For a share outstanding throughout each period

	Year ended July 31
Class R6	2014	2013[1]
Net asset value, beginning of period	$12.71	$10.81
Net investment income	0.01	0.00[2]
Net realized and unrealized gains (losses) on investments	2.05	1.90
Total from investment operations	2.06	1.90
Net asset value, end of period	$14.77	$12.71
Total return[3]	16.29%	17.58%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.71%
Net expenses	0.65%	0.65%
Net investment income	0.09%	0.05%
Supplemental data
Portfolio turnover rate	37%	32%
Net assets, end of period (000s omitted)	$163,871	$4,629
1	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

FOR MORE INFORMATION    More information on a Fund is available free upon request, including the following documents: Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Online:
wellsfargoadvantagefunds.com From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's Web site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2014 Wells Fargo Funds Management, LLC. All rights reserved	124LC6R/P107R6 12-14 ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST
PART B
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information
December 1, 2014

Wells Fargo Advantage Funds
LARGE CAP STOCK FUNDS

Capital Growth Fund: Class A - WFCGX, Class C - WFCCX, Administrator Class - WFCDX, Institutional Class - WWCIX, Investor Class - SLGIX, Class R4 - WCGRX, Class R6 - WFCRX

Disciplined U.S Core Fund: Class A - EVSAX, Class C - EVSTX, Administrator Class - EVSYX, Institutional Class - EVSIX

Endeavor Select Fund: Class A - STAEX, Class B - WECBX, Class C - WECCX, Administrator Class - WECDX, Institutional Class - WFCIX

Growth Fund: Class A - SGRAX, Class C - WGFCX, Administrator Class - SGRKX, Institutional Class - SGRNX, Investor Class - SGROX (The Fund is closed to most new investors)

Intrinsic Value Fund: Class A - EIVAX, Class B - EIVBX, Class C - EIVCX, Administrator Class - EIVDX, Institutional Class - EIVIX, Class R - EIVTX, Class R4 - EIVRX, Class R6 - EIVFX

Large Cap Core Fund: Class A - EGOAX, Class C - EGOCX, Institutional Class - EGOIX, Administrator Class - WFLLX, Investor Class - WFLNX

Large Cap Growth Fund: Class A - STAFX, Class C - STOFX, Administrator Class - STDFX, Institutional Class - STNFX, Investor Class - STRFX, Class R - STMFX, Class R4 - SLGRX, Class R6 - STFFX

Large Company Value Fund: Class A - WLCAX, Class C - WFLVX, Administrator Class - WWIDX, Institutional Class - WLCIX, Investor Class - SDVIX

Omega Growth Fund: Class A - EKOAX, Class B - EKOBX, Class C - EKOCX, Administrator Class - EOMYX, Institutional Class - EKONX, Class R - EKORX

Premier Large Company Growth Fund: Class A - EKJAX, Class B - EKJBX, Class C - EKJCX, Institutional Class - EKJYK, Administrator Class - WFPDX, Investor Class - WFPNX, Class R4 - EKJRX, Class R6 - EKJFX

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about ten series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated above. This SAI relates to all such classes of shares. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds, subject to the limitations described in each Fund's prospectus.
This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") dated December 1, 2014. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended July 31, 2014 are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at wellsfargoadvantagefunds.com, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.

LCSS/FASAI10 (12/1/14)

License Information about the S&P 500 Index

The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").

The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (the "Board") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010 the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust. The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds and July 19, 2010 for the remainder of the Evergreen Funds.

The Capital Growth Fund commenced operations on April 11, 2005, as successor to the Strong Large Company Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Large Company Growth Fund commenced operations on September 16, 2002, as successor to the Rockhaven Premier Dividend Fund. The predecessor fund commenced operations on November 3, 1997.

The Disciplined U.S. Core Fund commenced operations on July 19, 2010, as successor to the Evergreen Evergreen Enhanced S&P 500® Fund. The predecessor fund commenced operations on February 28, 1990.

The Endeavor Select Fund commenced operations on April 11, 2005, as successor to the Strong Advisor Select Fund, a series of Strong Opportunity Fund, Inc. The predecessor Strong Advisor Select Fund commenced operations on December 29, 2000.

The Growth Fund commenced operations on April 11, 2005, as successor to the Strong Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Growth Fund commenced operations on December 31, 1993.

The Intrinsic Value Fund commenced operations on July 19, 2010, as successor to the Evergreen Intrinsic Value Fund. The predecessor fund commenced operations on August 1, 2006.

The Large Cap Core Fund commenced operations on July 19, 2010, as successor to the Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. The predecessor Evergreen Golden Large Cap Core Fund commenced operations on December 17, 2007. The Wells Fargo Advantage Large Company Core Fund commenced operations on December 29, 1995.

The Large Cap Growth Fund commenced operations on April 11, 2005, as successor to the Strong Large Cap Growth Fund, a series of Strong Large Cap Growth Fund, Inc. The predecessor Strong Large Cap Growth Fund commenced operations on December 30, 1981.

The Large Company Value Fund (formerly named the Dividend Income Fund) commenced operations on April 11, 2005, as successor to the Strong Dividend Income Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Dividend Income Fund commenced operations on July 1, 1993. The Fund changed its name from the Dividend Income Fund to the Large Company Value Fund effective on the close of business on March 20, 2008.

The Omega Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Omega Fund. The predecessor fund commenced operations on April 29, 1968.

The Premier Large Company Growth Fund commenced operations on July 19, 2010, as successor to the Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. The predecessor Evergreen Large Company Growth Fund commenced operations on September 11, 1935. The Wells Fargo Advantage Large Company Growth Fund commenced operations on November 11, 1994.

Fundamental Investment Policies

Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii)securities of other investment companies, (iii) municipal securities, or (iv) repurchase agreements;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in financial instruments subject to the Commodity Exchange Act of 1936, as amended ("CEA"), including futures, options on futures, and swaps ("commodity interests"), consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission ("SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in commodity interests that would allow the Fund's investment adviser to claim an exclusion from being a "commodity pool operator" as defined by the CEA.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in boldface type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Further Explanation of Investment Policies

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL APPROVED INVESTMENT STRATEGIES

In addition to the principal investment strategies set forth in the Prospectuses, the Funds may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Please refer to a Fund's Prospectuses for information regarding the Fund's anticipated use of derivatives, if any, as a principal investment strategy. Please note that even if a Fund's Prospectuses do not currently include information regarding derivatives, or only includes information regarding certain derivative instruments, the Fund may use any of the derivative securities described below, at any time, and to any extent consistent with the Fund's other principal investment strategies.

DERIVATIVES

Derivative Securities

Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage. Consistent with SEC staff guidance, a Fund will consider its obligations involving such derivatives as "covered" when a Fund (i) maintains an offsetting financial position, or (ii) segregates liquid assets (which may include, but are not limited to, cash, cash equivalents, equities and debt securities) equal to a Fund's exposures relating to the derivative, as determined on a daily basis. If a Fund chooses to establish a "covered" position by segregating liquid assets, the amount that must be segregated will be determined in accordance with current SEC staff guidance, and will thus vary based on the specific derivative instrument being used. For example, for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between a Fund and its counterparty, the segregated amount will be the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, a Fund must segregate a larger amount of assets to cover its obligations, which essentially limits a Fund's ability to use these instruments.

Both equity and credit derivatives include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund that is authorized to invest in derivatives may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Credit Derivatives. A credit derivative is a form of derivative that is divided into two categories: credit default swaps and total return swaps. Both such categories of credit derivatives are usually governed by the standard terms and conditions of an ISDA Master Agreement.

A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. A Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

Other types of credit derivatives include credit-linked notes and other forms of debt obligations having an embedded credit default swap component. In such type of credit derivative, payments of principal and interest are tied to the performance of one or more reference obligations or assets.

In all of the above-referenced credit derivative transactions, the same general risks inherent to derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If a Fund writes a credit default swap, it receives an up-front premium. A Fund's exposure under a credit default swap, though, is a form of leverage and will be subject to the restrictions on leveraged derivatives.

Inverse Floaters. A Fund may invest in inverse floating rate municipal securities or "inverse floaters," sometimes also referred to as a "residual interest certificates." Inverse floaters are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to inverse floaters, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). An inverse floater is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate municipal bond having similar credit quality, redemption provisions and maturity. Inverse floaters may have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of inverse floaters also tends to fall faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value tends to rise more rapidly when interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. Inverse floaters tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities.

Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes, requiring expenses and income to be shown in gross amount on the statement of operations. This increases a fund's overall expense ratio. This accounting treatment does not apply to any inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

Futures and Options Contracts

In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Initially, when purchasing or selling futures contracts, the Fund will be required to deposit with the Fund's custodian in the broker's name or with the broker as required an amount of cash or cash equivalents. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Each Fund has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the CEA pursuant to Rule 4.5. The Adviser is currently not subject to registration as a CPO with respect to the Fund. If the Fund is no longer able to rely on the exclusion, the Adviser would be required to register as a CPO with respect to the Fund with the Commodity Futures Trading Commission ("CFTC"), and therefore, be subject to regulation as a CPO under the CEA.

A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written.
A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.
Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default swap agreement is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. Not all of the Funds participate in all of the investment activities described below. In addition, with respect to any particular Fund, to the extent that an investment activity is described in such Fund's Prospectus as being part of its principal investment strategy, the information provided below regarding such investment activity is intended to supplement, but not supersede, the information contained in the Prospectus, and the Fund may engage in such investment activity in accordance with the limitations set forth in the Prospectus. To the extent an investment activity is described in this SAI that is not referenced in the Prospectus, a Fund under normal circumstances will not engage in such investment activity with more than 15% of its assets unless otherwise specified below. Unless otherwise noted or required by applicable law, the percentage limitations included in this SAI apply at the time of purchase of a security.

For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

DEBT SECURITIES

Bank Obligations

Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper

Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).

Convertible Securities

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities

These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts and Certificates of Accrual on Treasury Securities, or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loans

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. Loans in which a Fund invests may be made to finance highly leveraged corporate acquisitions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. Market bids may be unavailable for loans from time to time; a Fund may find it difficult to establish a fair value for loans held by it. If a Fund only acquires an assignment or a participation in a loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the corporate loan. In addition, a Fund may have to rely on the assignor(s) or participating institution(s) to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the assignor(s) may be unwilling or unable to do so. Many loans in which a Fund invests may be unrated, and the portfolio manager will be required to rely exclusively on its analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

Money Market Instruments

Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Synthetic Convertible Securities

"Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations

U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government.

EQUITY SECURITIES

Initial Public Offerings

Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock

Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities

Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors were to engage in trading this type of security, a Fund may be forced to dispose of its holdings in this type of security at prices lower than might otherwise be obtained in the absence of institutional trading in such security.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Foreign Obligations and Securities

The Funds consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in the adviser's reasonable discretion, in a country, other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment by a Fund in any single country, especially a less developed country, would make such Fund's value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

There are increasing concerns regarding the ability of multiple sovereign entities to continue to meet their debt obligations. In particular, ratings agencies have recently downgraded the credit ratings of various countries and may downgrade the credit ratings of other countries. Many economies are facing acute fiscal pressures as they struggle to balance budgetary austerity with stagnant growth. Many observers predict that a depressed economic environment will cause budget deficits in these economies to expand in the short term and further increase the perceived risk of a default, thereby rendering access to capital markets even more expensive and compounding the debt problem. In particular, the Eurozone is currently undergoing a collective debt crisis. Greece, Ireland and Portugal have already received one or more "bailouts" from other Eurozone member states ("Member States"), and it is unclear how much additional funding they will require or if additional Member States will require bailouts in the future. Investor confidence in other Member States, as well as European banks exposed to risky sovereign debt, has been severely impacted, threatening capital markets throughout the Eurozone. Although the resources of various financial stability mechanisms in the Eurozone continue to be bolstered, many market participants have expressed doubt that the level of funds being committed to such facilities will be sufficient to resolve the crisis. There also appears to be a lack of political consensus in the Eurozone concerning whether and how to restructure sovereign debt, particularly Greek sovereign bonds. The consequences of any sovereign default would likely be severe and wide-reaching, and could include the removal of a Member State from the Eurozone, or even the abolition of the Euro. Such events could have adverse consequences on the market values of various securities, currencies and derivatives, and could create conditions of volatility and limited liquidity in various currency, securities and other markets.

Foreign securities include, among others, ADRs and similar investments, including CDRs, EDRs, GDRs, and IDRs. ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction costs and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies

A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets.

A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Floating- and Variable-Rate Obligations

Floating- and variable-rate obligations include obligations such as demand notes, bonds and preferred shares. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements ("SBPAs"). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider's obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may be unable or unwilling to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider is unable or unwilling to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.

There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities

Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Portfolio securities of a Fund may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the loaned securities (which includes any accrued interest or dividends), with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time terminate the loan and request the return of the loaned securities upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of loaned securities will not at any time exceed the limits established under the 1940 Act.

The following provides additional detail on the requirement described in (i) above. The market value of the collateral delivered in connection with a securities loan must be equal to at least 102% of the market value of any domestic securities loaned or 105% of the market value of any foreign securities loaned. The loaned securities are marked to market on a daily basis, and additional collateral is required to be paid to maintain coverage equal to at least 102% of the market value of domestic securities loaned, and at least 105% of the market value of foreign securities loaned, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. For loans of U.S. Government Securities, the initial collateral required is 102% of the market value of the loaned securities, but additional collateral is required only if the market value of the loaned securities increases such that the collateral coverage (without taking into account any increase or decrease in the value of instruments in which the cash collateral is invested) falls below 100% of the market value of the loaned securities.
For lending its securities, a Fund will earn either a fee payable by the borrower (on loans that are collateralized by U.S. Government securities or a letter of credit) or the income on instruments purchased with cash collateral (after payment of a rebate fee to the borrower and a portion of the investment revenue to the securities lending agent). Cash collateral is invested on behalf of the Funds by the Funds' adviser in U.S. dollar-denominated short-term money market instruments that are permissible investments for the Fund and that, at the time of investment, are considered high-quality. Currently, cash collateral generated from securities lending is invested in shares of Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is a Delaware limited liability company that is exempt from registration under the 1940 Act. The Cash Collateral Fund is managed by Wells Fargo Funds Management, LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). The Cash Collateral Fund is required to comply with the credit quality, maturity and other limitations set forth in Rule 2a-7 under the 1940 Act. The Cash Collateral Fund seeks to provide preservation of principal and daily liquidity by investing in high-quality, U.S. dollar-denominated short-term money market instruments. The Cash Collateral Fund may invest in securities with fixed, variable, or floating rates of interest. The Cash Collateral Fund seeks to maintain a stable price per share of $1.00, although there is no guarantee that this will be achieved. Income on shares of the Cash Collateral Fund is reinvested in shares of the Cash Collateral Fund. The investments of the Cash Collateral Fund are valued at amortized cost. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned by it, and by an increase or decrease in the value of instruments purchased with cash collateral received by it. Thus, the current net asset value of each Fund reflects the current valuations assigned to shares of the Cash Collateral Fund held on behalf of such Fund.
The ownership interests of the Funds in the Cash Collateral Fund are not insured by the FDIC, and are not deposits, obligations of, or endorsed or guaranteed in any way by, Wells Fargo Bank or any banking entity. Any losses in the Cash Collateral Fund will be borne solely by the Cash Collateral Fund and not by Wells Fargo Bank or its affiliates.
Loans of securities involve a risk that the borrower may fail to return the securities when due or when recalled by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be recalled at any time and generally will be recalled if a material event affecting the investment is expected to be presented to a shareholder vote, so that the securities may be voted by the Fund.
Each lending Fund pays a portion of the income (net of rebate fees) or fees earned by it from securities lending to a securities lending agent. Goldman Sachs Bank USA, an unaffiliated third party doing business as Goldman Sachs Agency Lending, currently acts as securities lending agent for the Funds, subject to the overall supervision of the Funds' adviser.

Other Investment Companies

A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets.

Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

iShares. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Private Placement and Other Restricted Securities

Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments

A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the section entitled "Credit Ratings."

Warrants

Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Management of the Funds."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of July 31, 2014, 133 series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships During Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.

CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008 Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010

Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton's Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute's Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

Name and Year of Birth	Position Held with Registrant/Length of Service	Principal Occupation(s) During Past 5 Years
OFFICERS
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Nancy Wiser[2] (Born 1967)	Treasurer, since 2012

Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007

Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.

David Berardi (Born 1975)	Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1	Currently serves as Treasurer to the Allocation Funds, Alternative Funds, Dow Jones Target Date Funds, International Equity Funds, Large Cap Stock Funds, WealthBuilder Portfolios and the International Value Fund. Also serves as Assistant Treasurer for the remaining series of the Trust.
2	Currently serves as Treasurer to the CoreBuilder Shares, Equity Gateway Funds (except International Value Fund), Income Funds, Money Market Funds, Municipal Income Funds, Small to Mid Cap Stock Funds and Specialty Funds.

The Trust's Declaration of Trust, as amended and restated from time to time (the "Declaration of Trust"), does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter and the Statement of Governance Principles of the Governance Committee also do not set forth any specific qualifications, but do set forth certain factors that the Governance Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. All of the current Trustees are Independent Trustees. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser"), sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service, professional and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), other registered investment companies, public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, Chairman of the Governance Committee since 2005, and was the Lead Independent Trustee from 2001 through 2005, with respect to all of the Trusts in the Fund Complex. He has also served as a Trustee, Chairman of the Board of Trustees and Chairman of the Governance Committee of Asset Allocation Trust since 2010. In addition, he has over 30 years of executive and business experience as the co-founder, and retired Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has also served as a Trustee of Asset Allocation Trust since 2010. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He was a director of Deluxe Corporation from 2003 to 2014. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She has also served as a Trustee and Chair of the Audit Committee of Asset Allocation Trust since 2010. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
Leroy Keith, Jr. Mr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He has also served as a Trustee of Asset Allocation Trust since 2005. He previously served as a Trustee of the Evergreen fund complex (and its predecessors) from 1983 to 2010. He is a Trustee of the Virtus fund complex, Former Managing Director of Almanac Capital Management, Former Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has also served as a Trustee of Asset Allocation Trust since 2010. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Morgan Stanley Director of the Center for Leadership Development and Research and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. She has also served as a Trustee of Asset Allocation Trust since 2010. Ms. Mitchell is the International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania, where she is also Professor of Insurance/Risk Management and Business Economics/Policy. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance, risk management, and related topics including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both at the University of Pennsylvania. She has taught on and served as a consultant on economics, insurance, and risk management, served as Department Chair, advised numerous governmental entities, and written numerous articles and books on topics including retirement systems, private and social insurance, and health and retirement policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has also served as a Trustee of Asset Allocation Trust since 2010. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He has also served as a Trustee of Asset Allocation Trust since 2005. He previously served on the Investment Company Institute's Board of Governors and Executive Committee. Mr. Scofield previously served as a Trustee of the Evergreen fund complex (and its predecessors) from 1984 to 2010, where he served as Chairman of the Board. He also served as a member and former chairman of the Independent Directors Counsel, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has also served as a Trustee of Asset Allocation Trust since 2010. He is an attorney in private practice and served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Declaration of Trust. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee, an Audit Committee, a Valuation Committee and a Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds' investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies and procedures applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee, a standing Valuation Committee and a standing Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Declaration of Trust, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met four times during the Fund's most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met seven times during the Funds' most recently completed fiscal year. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee did not meet during the Funds' most recently completed fiscal year.

(4) Dividend Committee. The Board has delegated to the Dividend Committee the responsibility to review and approve certain dividend amount determinations made by a separate committee composed of representatives from Funds Management and certain sub-advisers ("Management Open-End Dividend Committee"). The Board also has delegated to the Management Open-End Dividend Committee the authority to determine periodic dividend amounts subject to certain Board-approved thresholds ("Thresholds") to be paid by each of the Emerging Markets Equity Income Fund, Emerging Markets Local Bond Fund, International Bond Fund, Inflation-Protected Bond Fund and Strategic Income Fund. To the extent the Management Open-End Dividend Committee makes a dividend amount determination that does not comply with exceeds the Thresholds, the Dividend Committee must review and approve, as it deems appropriate, such determination. The Dividend Committee is composed of three Independent Trustees and did not meet during the Funds' most recently completed fiscal year.

Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ending July 31, 2014, the Trustees received the following compensation:

Trustee Compensation
Trustee	Aggregate Compensation From Each Fund	Total Compensation from the Fund Complex[1]
Peter G. Gordon	$2,271	$302,000
Isaiah Harris, Jr.	$1,846	$245,500
Judith M. Johnson	$2,158	$287,000
Leroy Keith, Jr.	$1,932	$257,000
David F. Larcker	$1,921	$255,500
Olivia S. Mitchell	$1,932	$257,000
Timothy J. Penny	$1,977	$263,000
Michael S. Scofield	$1,932	$257,000
Donald C. Willeke	$1,932	$257,000
1	Includes Trustee compensation received from other funds within the entire Fund Complex as of July 31, 2014 (consisting of 133 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2013, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund and each class of each Fund. The table below shows for each Trustee, the dollar value of the Funds' equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Independent Trustees
Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Equity Securities of Fund Complex
Peter G. Gordon	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0
Isaiah Harris, Jr.	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0
Judith M. Johnson	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$1-$10,00
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0
Leroy Keith, Jr.	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$10,001-$50,000
	Premier Large Company Growth Fund	$0
David F. Larcker	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0
Olivia S. Mitchell	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0
Timothy J. Penny	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0
Michael S. Scofield	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$10,001-$50,000
	Omega Growth Fund	$10,001-$50,000
	Premier Large Company Growth Fund	$0
Donald C. Willeke	Capital Growth Fund	$0	Over $100,000
	Disciplined U.S. Core Fund	$0
	Endeavor Select Fund	$0
	Growth Fund	$0
	Intrinsic Value Fund	$0
	Large Cap Core Fund	$0
	Large Cap Growth Fund	$0
	Large Company Value Fund	$0
	Omega Growth Fund	$0
	Premier Large Company Growth Fund	$0

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2013, none of the Independent Trustees and/or their immediate family members owned securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Adviser

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investment, mortgage and consumer financial services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of such investments, which may cause competition for limited positions. Also, various clients and proprietary accounts of Funds Management and its affiliates may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate such conflicts of interest.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

Fund	Fee
Capital Growth Fund, Endeavor Select Fund, Intrinsic Value Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Company Value Fund, Premier Large Company Growth Fund	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Next $4 billion	0.550%
	Next $4 billion	0.525%
	Next $4 billion	0.500%
	Over $16 billion	0.475%

Disciplined U. S. Core Fund	First $1 billion	0.300%
	Next $4 billion	0.275%
	Over $5 billion	0.250%

Growth Fund, Omega Growth Fund	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Next $4 billion	0.600%
	Next $4 billon	0.575%
	Next $4 billion	0.550%
	Over $16 billion	0.525%

Advisory Fees Paid. Below are the aggregate advisory fees paid by the Funds and the aggregate advisory fees waived by the investment adviser for the last three fiscal years.

Advisory Fees Paid
Fund/Fiscal Year or Period	Advisory Fees Paid	Advisory Fees Waived
July 31, 2014
Wells Fargo Advantage Capital Growth Fund	$2,365,745	$841,542
Wells Fargo Advantage Disciplined U.S. Core Fund	$1,251,969	$45,364
Wells Fargo Advantage Endeavor Select Fund	$4,318,812	$141,530
Wells Fargo Advantage Growth Fund	$71,194,436	$2,148,840
Wells Fargo Advantage Intrinsic Value Fund	$6,529,368	$1,025,015
Wells Fargo Advantage Large Cap Core Fund	$1,221,014	$362,086
Wells Fargo Advantage Large Cap Growth Fund	$7,221,003	$2,042,638
Wells Fargo Advantage Large Company Value Fund	$1,398,113	$591,780
Wells Fargo Advantage Omega Growth Fund	$6,933,212	$313,057
Wells Fargo Advantage Premier Large Company Growth Fund	$26,391,006	$2,136,589
July 31, 2013
Wells Fargo Advantage Capital Growth Fund	$2,867,742	$848,453
Wells Fargo Advantage Disciplined U.S. Core Fund	$1,123,397	$92,718
Wells Fargo Advantage Endeavor Select Fund	$3,871,740	$181,167
Wells Fargo Advantage Growth Fund	$64,023,996	$2,360,171
Wells Fargo Advantage Intrinsic Value Fund	$3,879,370	$441,076
Wells Fargo Advantage Large Cap Core Fund	$855,482	$334,922
Wells Fargo Advantage Large Cap Growth Fund	$6,275,238	$1,561,523
Wells Fargo Advantage Large Company Value Fund	$1,432,804	$612,779
Wells Fargo Advantage Omega Growth Fund	$5,272,568	$369,059
Wells Fargo Advantage Premier Large Company Growth Fund	$13,396,317	$1,788,719
July 31, 2012
Wells Fargo Advantage Capital Growth Fund	$6,218,359	$937,457
Wells Fargo Advantage Disciplined U.S. Core Fund	$1,314,425	$27,102
Wells Fargo Advantage Endeavor Select Fund	$5,833,543	$150,893
Wells Fargo Advantage Growth Fund	$50,705,931	$1,786,715
Wells Fargo Advantage Intrinsic Value Fund	$2,314,562	$132,515
Wells Fargo Advantage Large Cap Core Fund	$697,841	$358,056
Wells Fargo Advantage Large Cap Growth Fund	$2,533,639	$561,666
Wells Fargo Advantage Large Company Value Fund	$1,801,833	$841,184
Wells Fargo Advantage Omega Growth Fund	$4,704,198	$388,025
Wells Fargo Advantage Premier Large Company Growth Fund	$5,785,523	$1,109,401

General. Each Fund's Advisory Agreement will continue in effect provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

Funds Management has engaged Golden Capital Management, LLC ("Golden Capital"), Metropolitan West Capital Management, LLC ("MWCM"), Phocas Financial Corporation ("Phocas") and Wells Capital Management Incorporated ("Wells Capital Management") to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers"), as indicated in the table below. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, the Sub-Advisers provide day-to-day portfolio management for the Funds. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management or MWCM.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Capital Growth Fund	Wells Capital Management	First $100 million	0.300%
		Next $200 million	0.275%
		Next $500 million	0.250%
		Over $800 million	0.200%

Disciplined U. S. Core Fund	Golden Capital	First $100 million	0.250%
		Next $200 million	0.200%
		Over $300 million	0.150%

Endeavor Select Fund	Wells Capital Management	First $100 million	0.30%
		Next $200 million	0.275%
		Next $500 million	0.250%
		Over $800 million	0.200%

Growth Fund	Wells Capital Management	First $100 million	0.450%
		Next $100 million	0.400%
		Next $300 million	0.350%
		Over $500 million	0.300%

Intrinsic Value Fund	MWCM	First $250 million	0.350%
		Next $250 million	0.325%
		Next $2 billion	0.300%
		Next $2 billion	0.275%
		Over $4.5 billion	0.250%

Large Cap Core Fund	Golden Capital	First $1 billion	0.350%
		Over $1 billion	0.300%

Large Cap Growth Fund	Wells Capital Management	First $100 million	0.30%
		Next $200 million	0.275%
		Next $500 million	0.250%
		Over $800 million	0.200%

Large Company Value Fund	Phocas	First $100 million	0.290%
		Next $150 million	0.260%
		Next $750 million	0.230%
		Over $1 billion	0.200%

Omega Growth Fund	Wells Capital Management	First $100 million	0.450%
		Next $100 million	0.400%
		Next $300 million	0.350%
		Over $500 million	0.300%

Premier Large Company Growth Fund	Wells Capital Management	First $100 million	0.350%
		Next $100 million	0.325%
		Next $300 million	0.300%
		Over $500 million	0.275%

Unaffiliated Sub-Advisers. The Funds listed below paid the following aggregate dollar amount of sub-advisory fees to the following unaffiliated sub-advisers for the fiscal periods indicated below:

Sub-Advisory Fees Paid by the Large Company Value Fund to Phocas
Fiscal Period	Fees Paid	Fees Waived/ Reimbursed
Year Ended July 31, 2014	$809,116	$0
Year Ended July 31, 2013	$827,761	$0
Year Ended July 31, 2012	$1,038,668	$0

Additional Information Regarding Golden Capital's Ownership Structure. Wells Fargo Bank, N.A. ("Wells Fargo Bank"), an affiliate of Funds Management, and a wholly owned subsidiary of Wells Fargo & Company, owns a 65% majority stake interest in Golden Capital and GCM Partners, Inc. owns a 35% minority stake interest in Golden Capital. GCM Partners, Inc. and an affiliate of Wells Fargo Bank have, respectively, put and call options with respect to the 35% membership interest owned by GCM Partners, Inc. The put/call options are generally exercisable as of December 31, 2015 and December 31, 2016 (or in limited circumstances beforehand). The put/call options as of December 31, 2015 apply to 50% of GCM Partners, Inc.'s then outstanding membership interests in Golden Capital (the "Stage 2 Closing"), and the put/call options as of December 31, 2016 apply to 100% of GCM Partners, Inc.'s then outstanding membership interests in Golden Capital (the "Stage 3 Closing"). If these put/call options are fully exercised, Golden Capital would become an indirect wholly owned subsidiary of Wells Fargo & Company.

The consummation of the transactions contemplated by the Stage 2 Closing and the Stage 3 Closing could, in the absence of exemptive or other relief from the SEC or its staff, constitute an "assignment" of the Disciplined U.S. Core Fund's then-effective Sub-Advisory Agreement with Golden Capital that would again require the Disciplined U.S. Core Fund's shareholders to approve a new Sub-Advisory Agreement with Golden Capital even if no changes to the terms of the Sub-Advisory Agreement otherwise occur. The Disciplined U.S. Core Fund will consider whether to approach the SEC or its staff regarding the possibility of avoiding additional proxy solicitations for the Disciplined U.S. Core Fund in connection with the Stage 2 Closing and/or Stage 3 Closing, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement. In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Disciplined U.S. Core Fund shareholders would not be asked to vote on new Sub-Advisory Agreements in connection with the Stage 2 and Stage 3 Closings. Instead, by voting in favor of the Sub-Advisory Agreement with Golden Capital approved at a 2011 shareholder meeting, subject to any such relief, Disciplined U.S. Core Fund shareholders will also be deemed to have voted in favor of a new Sub-Advisory Agreement with Golden Capital, on identical terms, in connection with any Stage 2 Closing and/or Stage 3 Closing.

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of July 31, 2014 for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Managers
Capital Growth Fund Endeavor Select Fund Omega Growth Fund	Wells Capital Management	Thomas J. Pence, CFA
Michael T. Smith, CFA
Disciplined U. S. Core Fund	Golden Capital	Greg Golden, CFA
Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Wells Capital Management	Thomas C. Ognar, CFA
Bruce C. Olson, CFA
Joseph M. Eberhardy, CFA, CPA
Intrinsic Value Fund	MWCM	Miguel E. Giaconi, CFA
Jean-Baptiste Nadal, CFA
Jeffrey Peck
Large Cap Core Fund	Golden Capital	Jeff C. Moser, CFA
Large Company Value Fund	Phocas	Stephen L. Block, CFA
William F. K. Schaff, CFA

Management of Other Accounts. The following table(s) provide information relating to other accounts managed by the Portfolio Manager(s). The table(s) do not include the Funds or any personal brokerage accounts of the Portfolio Manager(s) and their families.

Golden Capital

Greg Golden, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$21.56M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	253
	Total Assets Managed	$815.29M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$71.83M

Jeff C. Moser, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$72.95M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	703
	Total Assets Managed	$356.19M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

MWCM

Miguel E. Giaconi, CFA	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$233.48M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	11
	Total Assets Managed	$3.81B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	219
	Total Assets Managed	$5.21B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$30.54M

Jean-Baptiste Nadal, CFA	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$233.48M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$3.81B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	219
	Total Assets Managed	$5.21B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$30.54M

Jeffrey Peck	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$233.48M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$3.81B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	219
	Total Assets Managed	$5.21B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$30.54M

Phocas

Stephen L. Block, CFA	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$51.04M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$146.09M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	183
	Total Assets Managed	$801.99M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

William F.K. Schaff, CFA	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$60.41M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$146.09M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	50
	Total Assets Managed	$700.03M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Wells Capital Management

Joseph M. Eberhardy, CFA, CPA	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$1.72B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	8
	Total Assets Managed	$2.50B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	78
	Total Assets Managed	$3.04B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$505M

Thomas C. Ognar, CFA	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$1.72B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	8
	Total Assets Managed	$2.50B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	78
	Total Assets Managed	$3.04B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$505M

Bruce C. Olson, CFA	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$1.72B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	8
	Total Assets Managed	$2.50B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	78
	Total Assets Managed	$3.04B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$505M

Thomas J. Pence, CFA	Registered Investment Companies
	Number of Accounts	15
	Total Assets Managed	$7.15B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	4
	Total Assets Managed	$239M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	112
	Total Assets Managed	$6.22B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$71M

Michael T. Smith, CFA	Registered Investment Companies
	Number of Accounts	15
	Total Assets Managed	$7.15B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	4
	Total Assets Managed	$239M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	112
	Total Assets Managed	$6.22B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$71M

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
 $1 - $10,000;
 $10,001 - $50,000;
 $50,001 - $100,000;
 $100,001 - $500,000;
 $500,001 - $1,000,000; and
 over $1,000,000.

Portfolio Manager Fund Holdings
Sub-Adviser / Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Golden Capital Management, LLC
Greg Golden, CFA	Disciplined U.S. Core Fund	$0
Jeff C. Moser, CFA	Large Cap Core Fund	$0
Metropolitan West Capital Management, LLC
Miguel E. Giaconi, CFA	Intrinsic Value Fund	$0
Jean-Baptiste Nadal, CFA	Intrinsic Value Fund	$0
Jeffrey Peck	Intrinsic Value Fund	$1-$10,000
Phocas Financial Corporation
Stephen L. Block, CFA	Large Company Value Fund	$0
William F.K. Schaff, CFA	Large Company Value Fund	$0
Wells Capital Management Incorporated
Joseph M. Eberhardy, CFA, CPA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	$500,001-$1,000,000 $100,001-$500,000 $100,001-$500,000
Thomas C. Ognar, CFA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000
Bruce C. Olson, CFA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	$500,001-$1,000,000 $500,001-$1,000,000 $100,001-$500,000
Thomas J. Pence, CFA	Capital Growth Fund Endeavor Select Fund Omega Growth Fund	$500,001-$1,000,000 $500,001-$1,000,000 $500,001-$1,000,000
Michael T. Smith, CFA	Capital Growth Fund Endeavor Select Fund Omega Growth Fund	$0 $0 $100,001-$500,000

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Golden Capital. In the case of Golden Capital, Golden Capital and its Portfolio Managers may be subject to the potential conflicts of interests described above, as well as the potential conflicts of interest associated with Golden Capital's use of soft dollar credits that are generated in connection with trading for client accounts. Additional information on the use of soft dollar credits can be found in the section entitled "Portfolio Transactions". Golden Capital has policies and procedures that are intended to address such conflicts and are designed to ensure that all clients are treated fairly and equitably and that the interests of client accounts are placed ahead of the firm's or a Portfolio Manager's personal interests. However, there can be no assurance that such policies and procedures will detect or address each and every situation in which a conflict can arise.

MWCM. MWCM portfolio managers face inherent conflicts of interest in their day-to-day management of funds and other accounts because the funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the funds. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.
To minimize the effects of these inherent conflicts of interest, MWCM has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, MWCM minimizes inherent conflicts of interest by assigning the portfolio managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, MWCM has adopted a Code of Ethics under Rule 17j-1 under 1940 Act and Rule 204A-1 under the Advisers Act to address potential conflicts associated with managing the funds and any personal accounts the portfolio managers may maintain.
The portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, MWCM has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Phocas. In the case of Phocas, the Portfolio Managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest. The management of other accounts may result in a Portfolio Manager devoting unequal time and attention to the management of the Fund and/or other accounts. Phocas believes that the Portfolio Managers are able to devote sufficient attention to the management of the Fund, and Phocas seeks to manage such competing interests for the time and attention of the Portfolio Managers. With respect to securities transactions for the Fund, Phocas determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction. If Phocas believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. Phocas will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients. Phocas does not anticipate any material conflicts of interest between management of the Fund and other funds and accounts managed by the firm. Phocas' brokerage and trading policies are designed to ensure that no conflicts arise between transactions involving the Fund and those involving separately managed or other accounts and to mitigate conflicts of interest, if any arise.

Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

Golden Capital. The portfolio managers receive base compensation consisting of a fixed annual salary that is competitive with industry standards, incentive compensation and participation in the firm's 401(k) profit sharing plan. Individual compensation amounts are influenced by client retention, asset growth, individual performance and the profitability of the firm. The firm currently does not have a precise formula for attributing weights to each of these criteria in determining total compensation.

MWCM. Compensation for investment professionals consists of a base salary and revenue-sharing bonus. A material portion of each professional's annual compensation is in the form of a bonus tied to firm revenues, results relative to clients' benchmarks, overall client satisfaction and individual contribution.
MWCM's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm revenues and composite performance relative to the benchmark. To reinforce long-term focus, performance is measured over longer time periods (typically three to five years). Portfolio Managers and Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.
Long-term retention agreements and a revenue sharing plan have been put in place for all members of MWCM's investment team. These agreements augment those incentive opportunities already in place.

Phocas. The Portfolio Managers are compensated with a salary and bonus package. Phocas' bonus pool is determined by Phocas' profits, after bonuses paid to employees who are not principals of the Firm. This coincides with the performance of the Fund and the asset size of the Fund. The Portfolio Managers do not participate in a company-sponsored retirement plan and receive standard benefits commensurate with the other employees of the firm. Portfolio Managers do not receive deferred compensation.

Wells Capital Management. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

Administrator

The Trust has retained Funds Management, the adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, to also serve as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level Administrator Fee		Class-Level Administrator Fee	Total Administrator Fee
Share Class	Average Daily Net Assets	% of Average Daily Net Assets	% of Average Daily Net Assets	Average Daily Net Assets	% of Average Daily Net Assets
Class A, Class B, Class C, and Class R	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.26%	First $5 billion Next $5 billion Over $10 billion	0.31% 0.30% 0.29%
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%
Institutional Class and Class R4	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.08%	First $5 billion Next $5 billion Over $10 billion	0.13% 0.12% 0.11%
Investor Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.32%	First $5 billion Next $5 billion Over $10 billion	0.37% 0.36% 0.35%
Class R6	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.03%	First $5 billion Next $5 billion Over $10 billion	0.08% 0.07% 0.06%

Administrative Fees Paid. For the fiscal year ends shown in the table below, the Funds listed paid the administrative fees indicated.

Administration Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid
July 31, 2014
Wells Fargo Advantage Capital Growth Fund	$868,960
Wells Fargo Advantage Disciplined U.S. Core Fund	$1,125,467
Wells Fargo Advantage Endeavor Select Fund	$1,008,710
Wells Fargo Advantage Growth Fund	$26,687,245
Wells Fargo Advantage Intrinsic Value Fund	$2,437,829
Wells Fargo Advantage Large Cap Core Fund	$870,925
Wells Fargo Advantage Large Cap Growth Fund	$3,427,140
Wells Fargo Advantage Large Company Value Fund	$973,185
Wells Fargo Advantage Omega Growth Fund	$2,914,590
Wells Fargo Advantage Premier Large Company Growth Fund	$10,770,117
July 31, 2013
Wells Fargo Advantage Capital Growth Fund	$998,218
Wells Fargo Advantage Disciplined U.S. Core Fund	$1,044,094
Wells Fargo Advantage Endeavor Select Fund	$921,646
Wells Fargo Advantage Growth Fund	$24,492,057
Wells Fargo Advantage Intrinsic Value Fund	$1,343,952
Wells Fargo Advantage Large Cap Core Fund	$666,723
Wells Fargo Advantage Large Cap Growth Fund	$2,775,830
Wells Fargo Advantage Large Company Value Fund	$929,331
Wells Fargo Advantage Omega Growth Fund	$2,293,384
Wells Fargo Advantage Premier Large Company Growth Fund	$6,162,547
July 31, 2012
Wells Fargo Advantage Capital Growth Fund	$1,781,066
Wells Fargo Advantage Disciplined U.S. Core Fund	$1,087,021
Wells Fargo Advantage Endeavor Select Fund	$1,369,617
Wells Fargo Advantage Growth Fund	$20,215,490
Wells Fargo Advantage Intrinsic Value Fund	$737,476
Wells Fargo Advantage Large Cap Core Fund	$604,927
Wells Fargo Advantage Large Cap Growth Fund	$1,514,837
Wells Fargo Advantage Large Company Value Fund	$1,039,405
Wells Fargo Advantage Omega Growth Fund	$2,071,672
Wells Fargo Advantage Premier Large Company Growth Fund	$3,091,942

Distributor

Wells Fargo Funds Distributor, LLC (the "Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

The Funds that offer Class B, Class C and Class R shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B, Class C and Class R shares. The Plan was adopted by the Board, including a majority of the Independent Trustees who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

Under the Plan and pursuant to the related Distribution Agreement, the Class B, Class C and Class R shares of these Funds pay the Distributor, on a monthly basis, an annual fee of up to 0.75%, 0.75% and 0.25%, respectively, of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by these Funds and classes is determined, within such limit, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules of the National Association of Securities Dealers. The Distributor may enter into selling agreements with one or more broker-dealers under which such broker-dealers may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. While Class B shares are closed to new investors and additional investments (except in connection with reinvestment of distributions and permitted exchanges), the Distributor may use the fees payable by such shares under the Plan to make payments to selling or servicing agents for past sales and distribution efforts. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from Funds Management in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

For the fiscal year ended July 31, 2014, the Funds paid the Distributor the following fees for distribution-related services. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. As a result, the compensation paid to broker/dealers by the Distributor may exceed the compensation paid to the Distributor by a Fund.

Distribution Fees
Fund	Total Distribution Fee Paid by Fund	Compensation Paid to Distributor	Compensation to Broker/Dealers	Other[1]
Capital Growth Fund
Class C	$35,711	$6,670	$29,041	$0
Disciplined U.S. Core Fund
Class C	$76,961	$12,067	$64,894	$0
Endeavor Select FundSM
Class B	$2,847	$0	$0	$2,847
Class C	$50,865	$5,562	$45,303	$0
Growth Fund
Class C	$4,592,300	$327,591	$4,264,709	$0
Intrinsic Value Fund
Class B	$35,812	$0	$0	$35,812
Class C	$271,826	$39,865	$231,961	$0
Class R	$58	$31	$27	$0
Large Cap Core Fund
Class C	$44,164	$15,224	$28,940	$0
Large Cap Growth Fund
Class C	$156,722	$36,929	$119,793	$0
Class R	$26,377	$304	$26,073	$0
Large Company Value Fund
Class C	$35,048	$2,876	$32,172	$0
Omega Growth Fund
Class B	$117,334	$0	$0	$117,334
Class C	$773,974	$240,681	$533,293	$0
Class R	$66,542	-$962	$67,504	$0
Premier Large Company Growth Fund
Class B	$38,254	$0	$0	$38,254
Class C	$2,588,243	$873,301	$1,714,942	$0
1	The Distributor had entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds were financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor assigned certain amounts that it was entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Funds Management purchased the rights and title to all payments due to the third party lender and is now entitled to receive payments under the Plan.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Independent Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Independent Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Independent Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Independent Trustees.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into a related Shareholder Servicing Agreement with the Distributor and Funds Management. Under this agreement, the Distributor and Funds Management are authorized to perform services for customers, or to engage third parties to perform services for customers under Administrative and Shareholder Services Agreements. Under these agreements, third parties agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, an agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, Class R and Investor Class shares, and up to 0.10% of the average daily net assets of the Class R4 shares, owned of record or beneficially by the customers of the agent during the period for which payment is being made. The Shareholder Servicing Plan, related Shareholder Servicing Agreement, and form of Administrative and Shareholder Services Agreement were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Independent Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Independent Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Independent Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Independent Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub-custodians as the Fund's global custody manager, determines income and collects interest on each Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:

Underwriting Commissions
Fund/Fiscal Year End	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
July 31, 2014
Capital Growth Fund	$6,580	$6,580
Disciplined US Core Fund	$10,393	$10,393
Endeavor Select Fund	$4,966	$4,666
Growth Fund	$121,496	$121,496
Intrinsic Value Fund	$22,819	$21,458
Large Cap Core Fund	$10,696	$10,696
Large Cap Growth Fund	$13,111	$13,111
Large Company Value Fund	$5,592	$5,592
Omega Growth Fund	$91,179	$87,285
Premier Large Company Growth Fund	$354,670	$352,088
July 31, 2013
Capital Growth Fund	$6,125	$6,125
Disciplined US Core Fund	$7,335	$7,335
Endeavor Select Fund	$5,817	$5,317
Growth Fund	$328,528	$328,528
Intrinsic Value Fund	$23,133	$19,600
Large Cap Core Fund	$5,644	$5,644
Large Cap Growth Fund	$140,845	$140,845
Large Company Value Fund	$3,617	$3,617
Omega Growth Fund	$79,190	$68,840
Premier Large Company Growth Fund	$349,578	$344,355
July 31, 2012
Capital Growth Fund	$6,133	$6,133
Disciplined US Core Fund	$5,116	$5,116
Endeavor Select Fund	$6,952	$5,239
Growth Fund	$1,019,065	$1,019,065
Intrinsic Value Fund	$14,895	$12,497
Large Cap Core Fund	$3,318	$3,318
Large Cap Growth Fund	$15,439	$15,439
Large Company Value Fund	$4,000	$4,000
Omega Growth Fund	$57,977	$51,846
Premier Large Company Growth Fund	$283,295	$279,673

Code of Ethics

The Fund Complex, Funds Management, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding personal securities transactions. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each Fund is determined as of the close of regular trading (generally 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the NYSE is open for trading (a "Business Day"). The NYSE is currently scheduled to be closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%
1	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Computation Of Class A Offering Price. Class A shares are sold at their NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares as of its most recent fiscal year end.

Computation of Class A Offering Price
Fund	Net Asset Value Per Share	Sales Charge Per Share[1]	Offering Price Per Share
Capital Growth (A)	$21.31	5.75%	$22.61
Disciplined U.S. Core (A)	$16.29	5.75%	$17.28
Endeavor Select (A)	$14.13	5.75%	$14.99
Growth (A)	$49.99	5.75%	$53.04
Intrinsic Value (A)	$13.60	5.75%	$14.43
Large Cap Core (A)	$14.29	5.75%	$15.16
Large Cap Growth (A)	$45.30	5.75%	$48.06
Large Company Value (A)	$16.82	5.75%	$17.85
Omega Growth (A)	$49.99	5.75%	$53.04
Premier Large Company Growth (A)	$14.55	5.75%	$15.44
1	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

Online Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares online. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Online account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wellsfargoadvantagefunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include: Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and Family members, as defined in the prospectus, of any of the above.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 may purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former C&B Portfolio shareholders whose shares are held directly with the Fund. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former Montgomery Fund shareholders whose shares are held directly with the Fund. Shareholders who did not purchase such shares directly from the Montgomery Funds may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former Montgomery Fund shareholders whose shares are held directly with the Fund.

Reduced Sales Charges for Certain Former Advisor Class Shareholders. Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: (1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; (2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; (3) the owner of the account remains the same as the account owner at the Eligibility Time; and (4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length. Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange. The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently change, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

Reduced Sales Charges for Certain Former Evergreen Fund Shareholders. Former Evergreen Class IS shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at NAV, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at NAV. However, beginning on July 31, 2012, this privilege will only be available to those former Evergreen Fund shareholders whose shares are held directly with the Fund.

Former Evergreen Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at NAV, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at NAV. However, beginning on July 31, 2012, this privilege will only be available to those former Evergreen Fund shareholders whose shares are held directly with the Fund.

Certain investors in acquired funds who became investors in the Evergreen Funds and subsequently became Wells Fargo Advantage Fund shareholders in a reorganization, including former Class IS shareholders of Evergreen Strategic Value Fund and Evergreen Limited Duration Fund, former Investor Class shareholders of Undiscovered Managers Funds, former shareholders of the GMO Global Balanced Allocation Fund, the GMO Pelican Fund and America's Utility Fund, former shareholders of an Atlas Fund and shareholders of record on October 12, 1990 (and members of their immediate families) in any series of the Salem Funds in existence on that date, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. However, beginning on July 1, 2013, this privilege will only be available to those former Evergreen Fund shareholders whose shares are held directly with the Fund.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such Fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a Fund did not pay a sales commission at the time of purchase.

Investors Eligible to Acquire Class B Shares. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules, except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization and except specified persons may acquire Class B shares of a Fund in connection with the closing of a reorganization). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange, or in connection with the closing of a reorganization.

Waiver of Contingent Deferred Sales Charge for certain Class B Shareholders. For Class B shares purchased after May 18, 1999, for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:

■

withdrawals are made by participating in the Systematic Withdrawal Plan; and

■

withdrawals do not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

Elimination of Minimum Initial Investment Amount for Administrator Class Shares for Eligible Investors. An "Eligible Investor" (as defined below) may purchase Administrator Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible Investors include:

■

Clients of sub-advisers to those Funds which offer an Administrator Class who are clients of such subadvisers at the time of their purchase of such Administrator Class shares;

■

Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their purchase of Administrator Class shares; and

■

Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their purchase of Administrator Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Administrator Class shares. The following are examples of relationships that may qualify for aggregation:

■

Related business entities, including: (i) corporations and their subsidiaries; (ii) general and limited partners; and (iii) other business entities under common ownership or control.

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Shareholder accounts that share a common tax-id number.

■

Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

Any of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Elimination of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An "Eligible Investor" (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible Investors include:

■

Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their purchase of such Institutional Class shares;

■

Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their purchase of Institutional Class shares; and

■

Clients of Wells Fargo Institutional Retirement Trust (IRT) who are clients of IRT at the time of their purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

■

Related business entities, including: (i) corporations and their subsidiaries; (ii) general and limited partners; and (iii) other business entities under common ownership or control.

■

Shareholder accounts that share a common tax-id number.

■

Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

Former Institutional Class shareholders of an Evergreen Fund (including former Class Y shareholders of an Evergreen Fund, former SouthTrust shareholders and former Vestaur Securities Fund shareholders who became Institutional Class shareholders of an Evergreen Fund) who received Institutional Class shares of a Wells Fargo Advantage Fund in connection with the reorganization of their Evergreen Fund. Such investors may purchase Institutional Class shares at their former minimum investment amount.

Any of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Share Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Investors Eligible to Purchase Closed Funds. Effective at the close of business on January 31, 2012, the Class A, Class C,
 Administrator Class, Institutional Class and Investor Class of the Wells Fargo Advantage Growth Fund (the "Closed Fund") are
 closed to new investors, except in connection with the closing of a reorganization. Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the below referenced categories. If you believe you are eligible to purchase shares of the Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds
 Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

You may continue to purchase shares of the Closed Fund (either directly or through a financial intermediary) if:

■

You are an existing shareholder (i.e., one with an open and funded account) of the Closed Fund and you wish to:

●

add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

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open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts for which you serve as custodian, such as UGMA/UTMA accounts). Please note: selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

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You are the beneficiary of shares of the Closed Fund (i.e., through an IRA or transfer on death account) or are the recipient of shares of the Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

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You are a participant in a qualified defined contribution plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

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You sponsor a retirement plan or benefit plan that currently invests in the Closed Fund. The sponsor may offer the Closed Fund as an investment option in other retirement or benefit plans offered by the same company, its subsidiaries and affiliates.

New Investors. Certain new investors who meet the conditions and/or criteria outlined below may qualify to purchase the Closed
 Fund:

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Existing fee-based investment products and/or existing mutual fund wrap programs (offered by a broker, dealer, financial planner, or consultant) that currently use the Closed Fund in model portfolios are eligible to add new accounts within such existing products and platforms, including any new model portfolios introduced in existing products and platforms that are preapproved by Funds Management;

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Registered investment advisers who currently offer shares of the Closed Fund in their asset allocation programs are eligible to add new accounts. Please note that this policy may be removed by Funds Management based on the capacity of the Closed Fund; and

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New investors that are (either presently or within the last 60 days) separately managed account clients of, or investors in a pooled vehicle advised by, the Closed Fund's sub-adviser and whose assets are managed by the sub-adviser in a style similar to that of the Closed Fund are allowed to open a new account.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2013 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2013, are not reflected:

FINRA member firms

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ADP Broker-Dealer, Inc.

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Ameriprise Financial Services, Inc.

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Barclays Capital, Inc.

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BNY Mellon Capital Markets, LLC

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Boenning & Scattergood, Inc.

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Brown Brothers Harriman & Co.

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Charles Schwab & Co., Inc.

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Citigroup Global Markets, Inc.

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Commonwealth Equity Services, Inc.

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DWS Investments Distributors, Inc.

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Edward D. Jones & Co., L.P.

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Fidelity Brokerage Services LLC

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Goldman, Sachs & Co.

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GWFS Equities, Inc.

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Hartford Securities Distribution Company, Inc.

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H.D. Vest Investment Securities, Inc.

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Hewitt Financial Services, LLC

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Hightower Securities, LLC

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ING Investment Advisors LLC

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ING Investments Distributor, LLC

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Investacorp, Inc.

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Janney Montgomery Scott LLC

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J.J.B. Hilliard, W. L. Lyons, LLC

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J.P. Morgan Clearing Corp

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Lazard Capital Markets LLC

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Lincoln Investment Planning, Inc.

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LPL Financial LLC

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Merrill Lynch, Pierce, Fenner & Smith, Incorporated

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Merriman Capital, Inc.

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Mid Atlantic Capital Corporation

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Morgan Keegan & Company, Inc.

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Morgan Stanley Smith Barney LLC

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MSCS Financial Services, LLC

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Nationwide Investment Services, Corporation

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Oak Tree Securities, Inc.

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Oppenheimer & Co. Inc.

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Pershing LLC

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PNC Capital Markets LLC

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Prudential Investment Management Services, LLC

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Raymond James & Associates, Inc.

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Raymond James Financial Services, Inc.

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RBC Capital Markets, LLC

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Robert W. Baird & Co. Incorporated

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Ross, Sinclaire & Associates, LLC

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Securities America, Inc.

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Security Distributors, Inc.

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State Street Global Markets, LLC

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Stifel, Nicolaus & Company, Incorporated

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TD Ameritrade, Inc.

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Treasury Curve, LLC

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Triad Advisors, Inc.

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UBS Financial Services, Inc.

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VALIC Financial Advisors, Inc.

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Wells Fargo Advisors, LLC

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Wells Fargo Securities, LLC

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Wells Fargo Investments, LLC

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

No compensation is paid to broker-dealers or other financial intermediaries (such as banks) from Fund assets on sales of Class R6 shares and related services. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund's shares. None of the Fund's adviser, the distributor or their affiliates makes any type of administrative or service payments to financial intermediaries in connection with investments in Class R6 shares.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b- 1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

The table below shows each Fund's portfolio turnover rates for the two most recent fiscal years:

Portfolio Turnover Rate
Fund	July 31, 2014	July 31, 2013
Capital Growth Fund	94%	107%
Disciplined U.S. Core Fund	71%	64%
Endeavor Select Fund	100%	97%
Growth Fund	42%	38%
Intrinsic Value Fund	23%	28%
Large Cap Core Fund	61%	67%
Large Cap Growth Fund	35%	57%
Large Company Value Fund	59%	78%
Omega Growth Fund	101%	88%
Premier Large Company Growth Fund	37%	32%

Brokerage Commissions. Below are the brokerage commissions paid for the last three fiscal years by each Fund to: (1) all brokers and; (2) Wells Fargo Advisors, LLC, an affiliate of Wells Fargo & Company that places trades through its wholly owned subsidiary, First Clearing Corp.

Fund/Fiscal Year or Period	Total Paid to All Brokers	Total Paid to Wells Fargo Advisors, LLC
July 31, 2014
Capital Growth Fund	$541,041	$0
Disciplined U.S. Core Fund	$395,835	$0
Endeavor Select Fund	$772,403	$0
Growth Fund	$6,276,683	$0
Intrinsic Value Fund	$399,228	$0
Large Cap Core Fund	$257,806	$0
Large Cap Growth Fund	$568,268	$0
Large Company Value Fund	$96,566	$0
Omega Growth Fund	$1,132,588	$0
Premier Large Company Growth Fund	$2,183,378	$0
July 31, 2013
Capital Growth Fund	$766,795	$0
Disciplined U.S. Core Fund	$265,148	$0
Endeavor Select Fund	$688,717	$0
Growth Fund	$5,341,987	$0
Intrinsic Value Fund	$382,044	$0
Large Cap Core Fund	$144,404	$0
Large Cap Growth Fund	$763,078	$0
Large Company Value Fund	$196,025	$0
Omega Growth Fund	$810,933	$0
Premier Large Company Growth Fund	$1,573,624	$0
July 31, 2012
Capital Growth Fund	$1,560,780	$0
Disciplined U.S. Core Fund	$447,752	$0
Endeavor Select Fund	$968,390	$0
Growth Fund	$7,585,036	$0
Intrinsic Value Fund	$415,474	$0
Large Cap Core Fund	$111,674	$0
Large Cap Growth Fund	$332,023	$0
Large Company Value Fund	$109,234	$0
Omega Growth Fund	$880,758	$0
Premier Large Company Growth Fund	$989,192	$0

Commissions Paid to Brokers that Provide Research Services. For the fiscal year ended July 31, 2014, the Funds paid the following commissions to brokers that provided research services, based on the stated total amount of transactions.

Brokerage Commissions
Fund/Fiscal Year or Period	Dollar Amounts of Transactions with Research Firms	Commissions Paid on Transactions with Research Firms
Capital Growth Fund	$165,175,522	$50,809
Disciplined U.S. Core Fund	$644,047,390	$395,830
Endeavor Select Fund	$190,172,373	$73,495
Growth Fund	$1,913,970,390	$696,591
Intrinsic Value Fund	$623,622,420	$378,378
Large Cap Core Fund	$317,138,411	$257,806
Large Cap Growth Fund	$73,297,093	$22,427
Large Company Value Fund	$0	$0
Omega Growth Fund	$281,773,832	$100,790
Premier Large Company Growth Fund	$581,704,797	$203,299

Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their "regular brokers or dealers" (as defined under the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. The following table lists the value of each Fund's holdings in the securities of its regular brokers or dealers (as defined under the 1940 Act), or their parent companies, as of July 31, 2014.

Fund	Regular Broker or Dealer	Value
Large Company Value Fund	Goldman Sachs Group Incorporated	3,683,455

FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of the Independent Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against the Fund's assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and thus a Fund's use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund's net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund's next taxable year and the excess of a Fund's net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
As of a Fund's most recent fiscal year end, the Fund had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated (if applicable):

Portfolio	Year Expires	Pre-January 1, 2011 Capital Loss Carry forwards
Capital Growth Fund	2016	$2,250,280
Intrinsic Value Fund	2015	$3,137,764
	2017	$20,344,638
Large Cap Core Fund	2017	$508,161
	2018	$17,500,840
Large Company Value Fund	2016	$11,985,163
	2018	$2,329,337
Premier Large Company Growth Fund	2016	$18,691,738
	2017	$18,219,476

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by "Tax-Free Funds", distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund's taxable year.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a Regulated Investment Company, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient's basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to "pass through" its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds' foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund's shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 39.6% on ordinary income and 20% on long-term capital gain for taxable years beginning after December 31, 2012.
In general, "qualified dividend income" realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.
Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Fund shareholders generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.
For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non- refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2014, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as "interest related dividends" or "short term capital gain dividends" in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied. No assurance can be given that a Fund would designate any of its distributions as interest related dividends or short term capital gain dividends, even if it is permitted to do so. In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. Tax-exempt dividends (described below) paid by a Tax-Free Fund to a foreign shareholders also should be exempt from U.S. federal income tax withholding.
With respect to payments made after December 31, 2013, a withholding tax of 30% will be imposed on dividends from, and the gross proceeds of a disposition of, Fund shares paid to certain foreign entities unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of this legislation on their investment in a Fund.
Before investing in a Fund's shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

Cost Basis Reporting

The Emergency Economic Stabilization Act of 2008 and provisions from the Energy Improvement and Extension Act of 2008 require each Fund or its delegate to report cost basis information to shareholders and the Internal Revenue Service for 1099-B reportable redemptions of covered Fund shares acquired on or after January 1, 2012. Shares purchased on or after January 1, 2012 are generally treated as covered shares. Shares purchased before January 1, 2012 or shares without complete cost basis information are generally treated as noncovered shares.

Fund shareholders should consult their tax advisors to obtain more information about how the new cost basis rules apply to them and determine which cost basis method allowed by the Internal Revenue Service is best for their tax situation. Methods allowed by the IRS include, but are not limited to:

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Average Cost. The cost per share is determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Starting in 2012, accounts may maintain two separate average costs: one average for covered shares and a separate average for noncovered shares. Under the Average Cost method, noncovered shares are generally depleted first.

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First in first out (FIFO). Shares acquired first in the shareholder's account are the first shares depleted and determine the shareholder's cost basis. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

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Specific Identification. A shareholder selects the shares to be redeemed from any of the purchase lots that still have shares remaining. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

In the absence of a shareholder method election, the Fund will apply its default method, Average Cost. If the Average Cost method is applied either by default or at the shareholder's election, the shareholder's ability to change such election once a sale occurs will be limited under the IRS rules. After an election has been made, but before a disposition of shares occurs, a shareholder may make a retroactive change to an alternate method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. At any time, a shareholder may designate a new election for future purchases.

Redemptions of noncovered shares (shares acquired prior to January 1, 2012) will continue to be reported using the Average Cost method, if available, and will not be reported to the IRS.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Proxy Voting Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Proxy Voting Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Proxy Voting Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Proxy Voting Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. To the extent the guidelines do not address a proxy voting proposal, Funds Management will vote pursuant to the proxy voting agent's current U.S. and International proxy voting guidelines. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts.

The Proxy Voting Procedures set forth Funds Management's general position on various proposals, such as:

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Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

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Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

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Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

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Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

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Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

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Capital Structure Changes - Funds Management will follow the proxy voting agent's capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

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Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

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Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Proxy Voting Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at wellsfargoadvantagefunds.com or by accessing the SEC's Web site at sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust"), Wells Fargo Variable Trust ("Variable Trust") and Asset Allocation Trust (each of Funds Trust, Master Trust, Variable Trust and Asset Allocation Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust, Variable Trust and Asset Allocation Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for money market funds, funds that operate as fund of funds and the specified Alternative Funds as defined below) shall be made publicly available monthly on the Funds' website (wellsfargo.com/advantagefunds), on a one-month delayed basis. Money market Fund portfolio holdings shall be made publicly available on the Fund's website, on a 1-day delayed basis. In addition to the foregoing, each money market Fund shall post on its website, for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month, that includes the following information required by rule 2a-7(c)(12) under the Investment Company Act of 1940. The categories of information included on the website may differ slightly from what is included in the Funds' Statement of Investments.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for money market funds and specified alternative funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structures.
 1. The underlying funds held by a Fund that operates as a fund of funds and invests exclusively in unaffiliated underlying funds or exclusively in a combination of affiliated and unaffiliated underlying funds (in both cases, an "unaffiliated fund of funds") shall be posted to the Funds' website on a monthly, one-month delayed basis.
 2. The individual holdings of the underlying funds held by a Fund that operates as a fund of funds and invests exclusively in affiliated underlying funds (an "affiliated fund of funds") shall be posted to the Funds' website on a monthly, one-month delayed basis.
 3. A change to the underlying funds held by an affiliated or unaffiliated fund of funds or changes in an affiliated or unaffiliated fund of funds' target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the occurrence of the change.

D. Specified Alternative Funds.
 Effective on or about December 31, 2014, the following holdings disclosure policy provisions apply to the Wells Fargo Advantage Alternative Strategies Fund and the Wells Fargo Advantage Global Long/Short Fund (each, an "Alternative Fund" and together, the "Alternative Funds"):
 1. Complete Holdings as of Fiscal Quarter Ends. As of each fiscal quarter end, the Alternative Funds' complete portfolio holdings shall be made publicly available quarterly on the Funds' website, on a one-month delayed basis.
 2. Holdings as of Other Month Ends. As of each month end other than a month end that coincides with a fiscal quarter end, each Alternative Fund shall make publicly available monthly on the Fund's website, on a one-month delayed basis, the following: (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of each of the following: (a) equity securities of single issuers held short, and (b) any put options on equity securities held long.
 3. Top Ten Holdings. Each Alternative Fund shall make publicly available on the Fund's website on a monthly, seven-day or more delayed basis information about its top ten holdings information, provided that the following holdings shall be excluded: (i) derivative positions; and (ii) short positions (other than any Publicly Disclosed Short Positions).

Furthermore, as required by the SEC, each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. In addition, each money market Fund is required to file with the SEC by the fifth business day of each month, a report on Form N-MFP of portfolio holdings that is current as of the last business day of the previous month; the SEC makes each Form N-MFP publicly available on a delayed basis (presently 60 days after the end of the month to which the information in the report relates).

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi- annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to select third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to- day investment management activities. Such disclosure will be subject to confidential treatment.

To perform investment risk management oversight functions, the investment risk management team (the "Team"), whose members are employees of the investment advisers affiliated with Wells Fargo & Co. ("Wells Fargo"), shall have full daily access to portfolio holdings of the Fund(s) managed by any sub-adviser that is an affiliated person of Wells Fargo whose portfolio management teams' investment risks are monitored by the Team.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to the fund accountant's system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings. through FactSet, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") to assist with proxy voting. ISS may receive full Fund portfolio holdings on a weekly basis for the Funds for which it provides services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSRO's") may receive full Fund holdings for rating purposes.

F. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.

G. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report on Form N-MFP.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President, Chief Legal Officer and Chief Compliance Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in periodic fund commentaries (e.g., quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g., calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

VIII. Education Component. In order to promote strict compliance with these Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds' portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds' website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.

CAPITAL STOCK

The Funds are ten series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of November 3, 2014 is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of a Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

Principal Fund Holders
Capital Growth Fund Class A
American Enterprise Investment Services PO Box 9446 Minneapolis, MN 55440-9446	46.99%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	30.03%
Capital Growth Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	21.92%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	18.85%
American Enterprise Investment Services 708 2nd Ave South Minneapolis, MN 55402-2405	15.38%
MLPF & S For The Sole Benefit Of Its Customers Attn: Mutual Funds Administration 4800 Deer Lake Dr. E, FL3 Jacksonville, FL 32246-6484	14.66%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	10.90%
Capital Growth Fund Administrator Class
JP Morgan Trustee Bose Employees Retirement Savings 401k Plan 9300 Ward Parkway Kansas City, MO 64114-3317	38.33%
Wells Fargo Bank, NA For Various Ret Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	21.53%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	21.11%
Capital Growth Fund Institutional Class
Wells Fargo Bank, NA FBO Decare Trust PO Box 1533 Minneapolis, MN 55480-1533	47.05%
Wells Fargo Bank, NA FBO Various Retirement Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	17.14%
Wells Fargo Bank NA, Custodian FBO Wawanesa Mutual Insurance Co. PO Box 1533 Minneapolis, MN 55480-1533	10.44%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4TH FL 499 Washington Blvd Jersey City, NJ 07310-2010	6.23%
Wells Fargo Bank, NA Omnibus Account For Various Retirement Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	6.05%
Capital Growth Fund Investor Class
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	12.03%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	7.58%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	6.59%
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.26%
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	5.10%
Capital Growth Fund Class R4
Wells Fargo Funds Seeding Acount c/o Wells Fargo Investments Group Inc 525 Market St 9th Floor San Francisco, CA 94105-2279	100.00%
Capital Growth Fund Class R6
State Street Bank As Trustee For Starwood Hotels and Resorts Worldwide Attn: Jerry Marcus One Lincoln Street Boston, MA 02111-2901	53.45%
c/o Fascore LLC State of Indiana Trustee FBO State of Indiana DCP 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	46.47%
Disciplined U.S. Core Fund Class A
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	27.93%
Disciplined U.S Core Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	28.22%
MLPF & S For The Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake Dr., E 2nd Floor Jacksonville, FL 32246-6484	27.32%
American Enterprise Investment Services 707 2nd Ave S Minneapolis, MN 55402-2405	8.89%
Raymond James Omnibus For Mutual Funds House Account Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1100	6.76%
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.29%
Disciplined U.S. Core Fund Institutional Class
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	29.25%
Wells Fargo Bank FBO Morgan Joshua R Decd Trust PO Box 1533 Minneapolis, NC 55480-1533	5.42%
Disciplined U.S. Core Fund Administrator Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	20.39%
Wells Fargo Bank NA FBO Omnibus Account Reinvest/Reinvest PO Box 1533 Minneapolis, MN 55480-1533	18.11%
Wells Fargo Bank FBO 401k Accounts 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	17.69%
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	9.47%
Endeavor Select Fund Fund Level
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	59.16%
Endeavor Select Fund Class A
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	49.52%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	15.46%
Endeavor Select Fund Class B
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	35.81%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	18.50%
American Enterprise Investment Services PO Box 9446 Minneapolis, MN 55440-9446	15.20%
LPL Financial FBO Customer Accounts Attn Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	11.78%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutal Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	9.36%
Endeavor Select Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	33.93%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	13.13%
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	12.01%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.56%
LPL Financial FBO Customer Accounts Attn Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	10.98%
Raymond James Omnibus for Mutal Funds Attn Courtney Waller 880 Carillion Parkway St Petersburg, FL 33716-1100	6.99%
Endeavor Select Fund Administrator Class
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	82.81%
LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	6.33%
Endeavor Select Fund Institutional Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	67.75%
Growth Fund Class A
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	29.34%
MLPF & S For The Sole Benefit Of Its Customers Attn: Mutual Funds Administration 4800 Deer Lake Dr. E, FL3 Jacksonville, FL 32246-6484	9.64%
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	5.26%
Growth Fund Class C
Merrill Lynch Pierce Fenner & Smith, Inc. Merrill Lynch Fin Data Services Attn: Service Team 4800 Deer Lake Dr. E, FL 3 Jacksonville, FL 32246-6484	28.42%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	22.86%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	10.16%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor JHersey City, NJ 07310	7.67%
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	5.78%
Growth Fund Administrator Class
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104-4151	25.37%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Administration Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-2010	18.74%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	11.06%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.75%
Growth Fund Institutional Class
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	25.48%
National Financial Service Corp. For Exclusive Benefit Of Our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	18.22%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	7.36%
Wells Fargo Bank, NA Omnibus Account For Various Retirement Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	6.42%
c/o IPO Portfolio Accounting Nationwide Trust Company FSB PO Box 182029 Columbus, OH 43218-2029	5.86%
Growth Fund Investor Class
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	23.95%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	11.33%
Intrinsic Value Fund Class A
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	34.10%
American Enterprise Investment Services 707 2nd Ave South Minnneapolis, MN 55402-2405	6.51%
Intrinsic Value Fund Class B
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	66.33%
American Enterprise Investment Services 707 2nd St South Minneapolis, MN 55402-2405	7.30%
Intrinsic Value Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	33.49%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	14.23%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.70%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus Attn Mutual Fund Ops Manager 510 Marquette Ave S Minneapolis, MN 55402-1110	5.84%
Intrinsic Value Fund Administrator Class
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	5.24%
Intrinsic Value Fund Institutional Class
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	35.78%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	11.70%
Wells Fargo Bank, NA FBO Decare Trust PO Box 1533 Minneapolis, MN 55480-1533	9.49%
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	8.18%
Charles Schwab & Co., Inc. Special Custody Account Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	7.25%
Newport Police and Fire Pension Plans Attn Laura L Sitrin City Hall 32 Broadway Newport, RI 02840-2746	5.71%
Intrinsic Value Fund Class R
Mid Atlantic Trust Company FBO Twin Networks Inc 401K Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	44.15%
Wells Fargo Seeding Account c/o Wells Fargo Investments Group Inc MAC #A0103-091 525 Market Street, 9th Floor San Francisco, CA 94105-2779	44.09%
First Clearing LLC 2801 Market Street Saint Lous, MO 63103-2523	5.43%
Intrinsic Value Fund Class R4
Wells Fargo Seeding Account c/o Wells Fargo Investments Group Inc 525 Market Street, 9th Floor San Francisco, CA 94105-2779	100.00%
Intrinsic Value Fund Class R6
Mid Atlantic Trust Company FBO Hands on Technology Transfer 401(k) Profit Sharing Plan & Trust 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	54.37%
Wells Fargo Seeding Account c/o Wells Fargo Investments Group, Inc. 525 Market Street, 9th Floor San Francisco, CA 94105-2779	45.63%
Large Cap Core Fund Class A
UMB Bank NA FBO Fiduciary for Tax Deferred Accounts Attn Finance Department 1 SW Security Benefit Pl Topeka, KS 66636-1000	30.62%
American Enterprise Investment Services PO Box 9446 Minneapolis, MN 55440-9446	21.72%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	14.00%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	7.47%
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	6.51%
Large Cap Core Fund Class C
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	29.14%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	23.89%
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	11.83%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.83%
Raymond James Omnibus for Mutual Funds House Account Attn Courtney Waller 880 Carillion Pkwy St Petersburg, FL 33716-1100	7.70%
Large Cap Core Fund Administrator Class
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	32.37%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	21.91%
LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	17.11%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	9.94%
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	6.95%
Large Cap Core Fund Institutional Class
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	63.23%
Mathematica Policy Research, Inc. Attn: Jay B. Style PO Box 2383 Princeton, NJ 08543-2393	21.25%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	12.88%
Large Cap Core Fund Investor Class
Charles Schwab & Co Special Custody Account for the Exclusive Benefit of Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	7.43%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	5.66%
Large Cap Growth Fund Class A
Minnesota Life 400 Robert Street, N Saint Paul, MN 55101	31.96%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	18.02%
American Enterprise Investment Services 702 2nd Ave. South Minneapolis, MN 55440-2405	10.31%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	5.90%
Large Cap Growth Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	24.78%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	23.43%
Raymond James Omnibus For Mutual Funds House Account Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1100	10.71%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	8.78%
American Enterprise Investment Services 707 2nd Street South Minneapolis, MN 55402-2405	7.29%
RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 510 Marquette Ave., S Minneapolis, MN 55402-1110	5.08%
Large Cap Growth Fund Administrator Class
PIMS/Prudenital Retirement As Nominee For The TTEE/CUST PL 105 Global Imaging Systems 3820 Northdale Blvd., SUite 200 A Tampa, FL 33624-1856	27.68%
Vanguard Fiduciary Trust Company Attn: Outside Funds PO Box 2600 Valley Forge, PA 19482-2600	11.68%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	8.57%
VRSCO FBO AIGFSB Cust TTEE FBO Nashua Healthcare Corporation 457 2929 Allen Pkwy Ste A6-20 Houston, TX 77019-7117	8.16%
Reliance Trust Company FBO Sand Farms 401K P.O. Box 48529 Atlanta, GA 30362-1529	6.53%
Attn: NPIO Trade Desk DCGT As TTEE and/or Custodian FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	5.16%
Large Cap Growth Fund Institutional Class
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	29.00%
JPMorgan Chase As Trustee FBO Safeway 401k Plan 11500 Outlook Street Overland Park, KS 66211-1804	13.47%
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	10.76%
Wells Fargo Bank, NA For Various Ret Plans 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	5.48%
Large Cap Growth Fund Investor Class
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	8.59%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit Of Customer Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	5.18%
Large Cap Growth Fund Class R
MLPF & S For The Sole Benefit Of Its Customers Attn: Mutual Funds Administration 4800 Deer Lake Dr. E, FL3 Jacksonville, FL 32246-6484	65.54%
Lincoln Retirement Services Co FBO Monadock Community Hospital 403B PO Box 7876 Fort Wayne, IN 46801-7876	22.27%
Large Cap Growth Fund Class R4
Great-West Trust Company LLC TTEE Employee Benefits Clients 401K 8515 E Orchard Rd Greenwood Village, CO 80111-5002	99.34%
Large Cap Growth Fund Class R6
JP Morgan Chase Bank TTEE/CUST For the TIAA-CREF Retirment Plans Program 3 Metrotech Center, 5th Floor Brooklyn, NY 11201-8401	50.16%
Taynik & Co c/o Investors Bank & Trust Co Attn Mutual Fund Processing 200 Clarendon St FPG 90 Boston, MA 002116-5097	39.47%
Large Company Value Fund Class A
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	59.11%
Large Company Value Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	62.59%
MLPF & S For The Sole Benefit Of Its Customers Attn: Mutual Funds Administration 4800 Deer Lake Dr. E, FL3 Jacksonville, FL 32246-6484	12.61%
Large Company Value Fund Administrator Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	21.56%
Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv PO Box 1533 Minneapolis, MN 55480-1533	16.95%
Wells Fargo Bank, NA Northland Insurance 1525 West WT Harris Blvd. Charlotte, NC 28288-1076	11.43%
Wells Fargo Bank FBO Various Retirement Plans NC 1151 1525 West WT Harris Blvd Charlotte, NC 28288-1076	10.93%
Wells Fargo Bank NA Omnibus Acct for Various Ret Plans 1525 West WT Harris Blvd Charlotte, NC 2822-1076	6.49%
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit Of Customer Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	6.02%
Wells Fargo Bank NA FBO Omnibus Account Cash/Cash PO Box 1533 Minneapolis, MN 55480-1533	5.75%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	5.33%
Large Company Value Fund Institutional Class
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit Of Customer Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	75.40%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	11.27%
TD Ameritrade Trust Company PO Box 17748 Denver, CO 80217-0748	5.96%
Large Company Value Fund Investor Class
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit Of Customer Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104	10.94%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	6.10%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	5.95%
Omega Growth Fund Fund Level
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	29.25%
Omega Growth Fund Class A
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	42.77%
American Enterprise Investment Svc 707 2nd Ave South Minneapolis, MN 55402-2405	5.79%
Omega Growth Fund Class B
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	74.23%
Omega Growth Fund Class C
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	28.23%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	15.66%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.30%
RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 510 Marquette Ave., S Minneapolis, MN 55402-1110	9.79%
Raymond James Omnibus for Mutual Funds House Acct Attn Courtney Waller 880 Carillion Pkwy St Petersburg, FL 33716-1100	5.37%
National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	5.21%
Omega Growth Fund Administrator Class
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	28.75%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	25.66%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	8.65%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	6.86%
Omega Growth Fund Institutional Class
Dingle, Co PO Box 75000 Detriot, MI 48275-0001	30.68%
Brics & Co. 1st Floor Westerville, OH 43081	24.42%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	17.04%
Strafe & Co. FBO CMU Endowment PO Box 6924 Newark, DE 19714-6924	13.20%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	5.95%
Omega Growth Fund Class R
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	61.02%
State Street Corportation Trust Custodian FBO ADP Access 1 Lincoln Street Boston, MA 02111-2901	5.24%
Premier Large Company Growth Fund Class A
American Enterprise Investment Svc. PO Box 9446 Minneapolis, MN 55440-9446	31.33%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	12.24%
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.45%
MLPF & S For The Sole Benefit Of Its Customers Attn: Mutual Funds Administration 4800 Deer Lake Dr. E, FL3 Jacksonville, FL 32246-6484	5.76%
Premier Large Company Growth Fund Class B
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	17.52%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	16.95%
American Enterprise Investment Services PO Box 9446 Minneapolis, MN 55440-9446	9.49%
Premier Large Company Growth Fund Class C
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	26.90%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	19.56%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	15.48%
American Enterprise Investment Services 707 2nd Ave., S Minneapois, MN 55402-2405	6.92%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	5.89%
Premier Large Company Growth Fund Administrator Class
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	40.64%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	16.73%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	15.78%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	10.77%
Premier Large Company Growth Fund Institutional Class
Fleet National Bank ING/Fleet Non-Dis Dir Ttee Agrmt ING National Trust 403(B) Acct Central Val Unit c/o Gordon Elrod 1 Orange Way Windsor, CT 06095-4776	23.65%
UBS WM USA Omni Account M/F Attn: Department Manager 1000 Harbor Blvd., 5th Floor Jersey City, NJ 07310	14.85%
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	10.57%
MLPF & S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Drive E, 2nd Floor Jacksonville, FL 32246-6484	8.05%
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.15%
Mori & Co. 922 Walnut Street Kansas City, MO 64106-1802	5.10%
Premier Large Company Growth Fund Investor Class
National Financial Services LLC for the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-2010	11.71%
First Clearing, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103	5.47%
Premier Large Company Growth Fund Class R4
Raymond James Trust FBO Michael Davis Rogers Irrevocable Trust PO Box 14407 St Petersburg, FL 33733-4407	10.01%
Great-West Trust Company LLC TTEE Employee Benefits Clients 401K 8515 E Orchard Rd Greenwood Village, CO 80111-5002	78.10%
Mid Atlantic Trust Company FBO Hands on Technology Transfer 401(k) Profit Sharing Plan & Trust 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	6.31%
Premier Large Company Growth Fund Class R6
DTE Energy Copmany Master PlanTrust Attn Audra Sheehan 1 Beacon St Fl 20 Boston, MA 02108-3106	70.15%
Lincoln Retirement Services Company FBO Maury Regional Med Ctr 403 B PO Box 7876 Fort Wayne, IN 46801-7876	6.07%
For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Two Financial Center, 60 South Street, Boston, MA 02111.

FINANCIAL INFORMATION

Audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm, are hereby incorporated by reference into this document by reference to the Funds' Annual Report dated as of July 31, 2014.

CREDIT RATINGS

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Short -Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Schedule A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(d)(2)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC (Asset Allocation Fund)	Incorporated by reference to Post-Effective Amendment No. 356, filed August 27, 2014.
(d)(3)	Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Incorporated by reference to Post-Effective Amendment No. 235, filed February 29, 2012; Schedule A, incorporated by reference to Post-Effective Amendment No. 343, filed April 24, 2014.
(d)(4)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(d)(5)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(6)	Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(d)(7)

Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) and Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC

Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 307, filed July 26, 2013; Novation of Sub-Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 307, filed July 26, 2013.

(d)(8)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 347, filed May 30, 2014.
(d)(9)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(10)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013.
(d)(11)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(12)	Amended and Restated Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(d)(13)	Amended and Restated Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(d)(14)	Amended and Restated Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(d)(15)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(16)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(17)	Sub-Advisory Agreement with The Rock Creek Group, LP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(18)	Sub-Advisory Agreement with Chilton Investment Company, LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(19)	Sub-Advisory Agreement with Mellon Capital Management Corporation	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(20)	Sub-Advisory Agreement with Passport Capital, LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(21)	Sub-Advisory Agreement with River Canyon Fund Management LLC	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(22)	Sub-Advisory Agreement with Sirios Capital Management, L.P.	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(23)	Sub-Advisory Agreement with Wellington Management Company, LLP	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(d)(24)	Sub-Advisory Agreement with Pine River Capital Management L.P.	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Schedule I, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011; Eighth Amendment incorporated by reference to Post-Effective Amendment No. 237 filed March 16, 2012; Ninth Amendment incorporated by reference to Post-Effective Amendment No. 274, filed December 26, 2012; Tenth Amendment, incorporated by reference to Post-Effective Amendment No. 295, filed April 23, 2013; Eleventh Amendment, incorporated by reference to Post-Effective Amendment No. 310 filed on September 24, 2013. Appendix A, incorporated by reference to Post-Effective Amendment No. 310 filed on September 24, 2013.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 324, filed December 24, 2013; Appendix A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.

(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014.
(i)	Legal Opinion	Filed herewith.
(j)(A)	Consent of Independent Auditors	Filed herewith.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(9)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(10)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(11)	Power of Attorney, Nancy Wiser	Incorporated by reference to Post-Effective Amendment No. 254, filed September 4, 2012.
(j)(12)	Power of Attorney, Jeremy DePalma	Incorporated by reference to Post-Effective Amendment No. 266, filed November 16, 2012.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014; Appendix A, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012; Appendices A and B, incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, Wells Fargo Advantage Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(3)	Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 355, filed August 27, 2014.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Contained herein.
(p)(5)	Joint Code of Ethics of Wells Capital Management Incorporated and Wells Fargo Bank N.A.	Incorporated by reference to Post-Effective Amendment No. 255, filed September 12, 2012.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 310 filed on September 24, 2013.
(p)(9)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(10)	Phocas Financial Corporation, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(11)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(12)	Metropolitan West Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 304, filed June 26, 2013.
(p)(13)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(14)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(15)	The Rock Creek Group, LP Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014.
(p)(16)	Chilton Investment Company, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(17)	Mellon Capital Management Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(p)(18)	Passport Capital, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(p)(19)	River Canyon Fund Management LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(p)(20)	Sirios Capital Management, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 349, filed June 25, 2014.
(p)(21)	Wellington Management Company, LLP Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 341, filed March 28, 2014.
(p)(22)	Pine River Capital Management L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 335, filed February 25, 2014.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business and Other Connections of the Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Allianz Global Investors U.S. LLC ("Allianz") (formerly RCM Capital Management, LLC), serves as sub-adviser for various funds of the Trust. The descriptions of Allianz in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Allianz is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as sub-adviser to various funds of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for various funds of the Trust. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as sub-adviser for various funds of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Phocas Financial Corporation ("Phocas") serves as sub-adviser for various funds of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of the sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(k) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser various funds of the Trust. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(l) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser for various funds of the Trust. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) The Rock Creek Group, LP ("Rock Creek") serves as sub-adviser for various funds of the Trust. The descriptions of Rock Creek in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Rock Creek is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(o) Chilton Investment Company, LLC ("Chilton Investment Company") serves as sub-adviser for various funds of the Trust. The descriptions of Chilton Investment Company in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Chilton Investment Company is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(p) Mellon Capital Management Corporation ("Mellon Capital") serves as sub-adviser for various funds of the Trust. The descriptions of Mellon Capital in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Mellon Capital is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(q) Passport Capital, LLC ("Passport Capital") serves as sub-adviser for various funds of the Trust. The descriptions of Passport Capital in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Passport Capital is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(r) River Canyon Fund Management LLC ("River Canyon") serves as sub-adviser for various funds of the Trust. The descriptions of River Canyon in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of River Canyon is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(s) Sirios Capital Management, L.P. ("Sirios") serves as sub-adviser for various funds of the Trust. The descriptions of Sirios in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sirios is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(t) Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser for various funds of the Trust. The descriptions of Wellington Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wellington Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(u) Pine River Capital Management L.P. ("Pine River") serves as sub-adviser for various funds of the Trust. The descriptions of Pine River in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Pine River is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Wayne Badorf Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Nicole E. Gallo Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Andrew Owen Wells Fargo Asset Management Group 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None
Michael H. Koonce Wells Fargo Bank, N.A. 200 Berkeley Street, 21st Floor Boston, MA 02116	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) maintains all Records relating to its services as investment sub-adviser at 555 Mission Street Suite 1700, San Francisco, CA 94105.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.

(n) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD.

(o) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(p) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(q) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 25 Recreation Park Drive, Suite 110, Hingham, Massachusetts 02043.

(r) Rock Creek maintains all Records relating to its services as investment sub-adviser at 1133 Connecticut Ave., N.W., Suite 810, Washington, DC 20036.

(s) Chilton Investment Company maintains all Records relating to its services as investment sub-adviser at 1290 East Main Street, Stamford, CT, 06902.

(t) Mellon Capital maintains all Records relating to its services as investment sub-adviser at 50 Fremont Street, Suite 3900, San Francisco, CA 94105.

(u) Passport Capital maintains all Records relating to its services as investment sub-adviser at One Market Street, San Francisco, CA 94105.

(v) River Canyon maintains all Records relating to its services as investment sub-adviser at 2000 Avenue of the Stars, Los Angeles, CA 90067.

(w) Sirios maintains all Records relating to its services as investment sub-adviser at One International Place, Boston, MA 02110.

(x) Wellington Management maintains all Records relating to its services as investment sub-adviser at 280 Congress Street, Boston, MA 02210.

(y) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 1 Iron Street, Boston, Massachusetts 02210.

(z) Pine River Capital Management L.P. maintains all Records relating to its services as investment sub-adviser at 601 Carlson Parkway Suite, 330, Minnetonka, MN 55305.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 21st day of November, 2014.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 373 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
November 21, 2014

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(A)	Consent of Independent Auditors
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics